UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
1/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	9.33%	21.89%	10.98%	9.94%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%
The Fund commenced operations on May 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Semi-Annual Shareholder Report — January 31, 2025
BRMIX-01/25-SAR

iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	9.24%	21.61%	10.69%	9.67%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on May 13, 2015.
Performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Semi-Annual Shareholder Report — January 31, 2025
BRMAX-01/25-SAR

iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	9.41%	21.98%	11.04%	10.00%
Russell 3000® Index	10.42	26.32	14.60	12.95
Russell Midcap® Index	9.41	21.99	11.02	9.98
Key Fund statistics
Net Assets	$2,109,449,555
Number of Portfolio Holdings	813
Portfolio Turnover Rate	5%
The Fund commenced operations on May 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.9%
Financials	16.9%
Information Technology	14.0%
Consumer Discretionary	10.5%
Health Care	9.5%
Real Estate	7.3%
Utilities	5.4%
Materials	5.3%
Energy	5.2%
Consumer Staples	4.5%
Other*	4.3%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(2.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Palantir Technologies, Inc., Class A	1.3%
AppLovin Corp., Class A	0.8%
iShares Russell Mid-Cap ETF	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Aflac, Inc.	0.5%
Coinbase Global, Inc., Class A	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Semi-Annual Shareholder Report — January 31, 2025
BRMKX-01/25-SAR

iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	5.40%	19.01%	9.94%	9.40%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Semi-Annual Shareholder Report — January 31, 2025
BSMIX-01/25-SAR

iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.37%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	5.28%	18.69%	9.67%	9.14%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Semi-Annual Shareholder Report — January 31, 2025
BSMAX-01/25-SAR

iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.07%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	5.42%	19.07%	9.99%	9.44%
Russell 3000® Index	10.42	26.32	14.60	13.37
Russell 2500™ Index	5.47	19.08	9.98	9.43
Key Fund statistics
Net Assets	$850,892,565
Number of Portfolio Holdings	2,446
Portfolio Turnover Rate	12%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	17.8%
Information Technology	12.4%
Consumer Discretionary	12.2%
Health Care	11.9%
Real Estate	6.5%
Materials	5.5%
Energy	5.0%
Consumer Staples	3.4%
Communication Services	2.9%
Other*	3.2%
Short-Term Securities	7.3%
Liabilities in Excess of Other Assets	(6.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Robinhood Markets, Inc., Class A	0.5%
EQT Corp.	0.5%
Smurfit WestRock PLC	0.4%
Carvana Co., Class A	0.4%
iShares Russell 2000 ETF	0.4%
Texas Pacific Land Corp.	0.4%
Chesapeake Energy Corp.	0.4%
NRG Energy, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
EMCOR Group, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Semi-Annual Shareholder Report — January 31, 2025
BSMKX-01/25-SAR

iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	10.40%	26.34%	14.58%	13.34%
Russell 3000® Index	10.42	26.32	14.60	13.37
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Semi-Annual Shareholder Report — January 31, 2025
BITSX-01/25-SAR

iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17	0.33%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	10.24%	25.96%	14.30%	13.06%
Russell 3000® Index	10.42	26.32	14.60	13.37
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Semi-Annual Shareholder Report — January 31, 2025
BASMX-01/25-SAR

iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1	0.02%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	10.42%	26.38%	14.63%	13.39%
Russell 3000® Index	10.42	26.32	14.60	13.37
Key Fund statistics
Net Assets	$3,930,486,575
Number of Portfolio Holdings	2,738
Portfolio Turnover Rate	3%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.2%
Financials	14.6%
Consumer Discretionary	11.4%
Health Care	10.6%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.2%
Energy	3.3%
Real Estate	2.5%
Materials	2.3%
Other*	2.8%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Semi-Annual Shareholder Report — January 31, 2025
BKTSX-01/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund
• iShares Russell Small/Mid-Cap Index Fund
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments (unaudited)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	12,270	$ 8,002,249
BWX Technologies, Inc.	15,526	1,753,351
Curtiss-Wright Corp.	6,496	2,253,722
HEICO Corp.	7,506	1,793,484
HEICO Corp., Class A	13,932	2,651,678
Hexcel Corp.	13,843	902,564
Howmet Aerospace, Inc.	69,250	8,765,665
Huntington Ingalls Industries, Inc.	6,725	1,326,573
L3Harris Technologies, Inc.	32,366	6,861,916
Loar Holdings, Inc.(a)(b)	4,930	391,836
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	20,167	685,880
Standardaero, Inc.(a)(b)	11,047	296,501
Textron, Inc.	32,047	2,451,916
Woodward, Inc.	10,093	1,869,728
		40,007,063
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,843	1,974,180
Expeditors International of Washington, Inc.	23,936	2,718,651
GXO Logistics, Inc.(a)(b)	19,874	903,273
		5,596,104
Automobile Components — 0.3%
Aptiv PLC(a)(b)	40,117	2,504,103
BorgWarner, Inc.	37,464	1,195,102
Gentex Corp.	38,916	1,008,703
Lear Corp.	9,345	879,271
QuantumScape Corp.(a)(b)	61,208	316,445
		5,903,624
Automobiles — 0.2%
Harley-Davidson, Inc.	20,607	557,625
Lucid Group, Inc.(a)(b)	168,909	466,189
Rivian Automotive, Inc., Class A(a)(b)	142,550	1,790,428
Thor Industries, Inc.	8,787	903,655
		3,717,897
Banks — 2.9%
Bank OZK	18,388	933,926
BOK Financial Corp.	3,964	437,705
Citizens Financial Group, Inc.	77,280	3,676,210
Columbia Banking System, Inc.	36,157	1,008,780
Comerica, Inc.	23,027	1,550,178
Commerce Bancshares, Inc.	21,302	1,422,974
Cullen/Frost Bankers, Inc.	10,145	1,414,213
East West Bancorp, Inc.	23,494	2,419,177
Fifth Third Bancorp	116,756	5,173,458
First Citizens BancShares, Inc., Class A	2,051	4,521,819
First Hawaiian, Inc.	22,038	608,690
First Horizon Corp.	92,955	2,034,785
FNB Corp.	60,569	950,328
Huntington Bancshares, Inc.	247,100	4,250,120
KeyCorp.	158,712	2,853,642
M&T Bank Corp.	28,400	5,715,216
NU Holdings Ltd./Cayman Islands, Class A(a)	543,837	7,200,402
Pinnacle Financial Partners, Inc.	13,072	1,630,993
Popular, Inc.	12,367	1,273,059
Prosperity Bancshares, Inc.	15,255	1,220,400
Regions Financial Corp.	157,263	3,874,960
Synovus Financial Corp.	24,815	1,400,062
TFS Financial Corp.	9,007	123,576
Webster Financial Corp.	29,413	1,771,839
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	18,518	$ 1,627,177
Wintrust Financial Corp.	11,127	1,455,523
Zions Bancorp NA	24,598	1,423,240
		61,972,452
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,510	378,512
Brown-Forman Corp., Class A	8,077	269,126
Brown-Forman Corp., Class B	29,812	984,094
Celsius Holdings, Inc.(a)	30,471	761,165
Coca-Cola Consolidated, Inc.	1,031	1,410,016
Molson Coors Beverage Co., Class B	29,228	1,600,233
		5,403,146
Biotechnology(a) — 1.5%
Alnylam Pharmaceuticals, Inc.	22,019	5,973,975
Apellis Pharmaceuticals, Inc.	18,109	525,342
Biogen, Inc.	24,948	3,590,766
BioMarin Pharmaceutical, Inc.	32,158	2,037,531
Exact Sciences Corp.	31,067	1,741,305
Exelixis, Inc.	47,937	1,589,112
GRAIL, Inc.(b)	4,573	138,470
Incyte Corp.	27,054	2,006,325
Ionis Pharmaceuticals, Inc.	26,735	852,846
Natera, Inc.	19,573	3,462,855
Neurocrine Biosciences, Inc.	16,984	2,578,511
Roivant Sciences Ltd.	72,368	805,456
Sarepta Therapeutics, Inc.	15,611	1,775,283
Ultragenyx Pharmaceutical, Inc.	15,044	647,343
United Therapeutics Corp.	7,437	2,611,651
Viking Therapeutics, Inc.	17,909	586,520
		30,923,291
Broadline Retail — 0.7%
Coupang, Inc.(a)	197,931	4,653,358
Dillard’s, Inc., Class A(b)	539	252,311
eBay, Inc.	81,906	5,527,017
Etsy, Inc.(a)(b)	19,023	1,044,553
Kohl’s Corp.	19,264	254,477
Macy’s, Inc.	46,545	725,171
Nordstrom, Inc.	17,246	417,353
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,474	1,167,956
		14,042,196
Building Products — 1.3%
A O Smith Corp.	19,968	1,343,846
AAON, Inc.	11,529	1,341,745
Advanced Drainage Systems, Inc.	11,979	1,448,381
Allegion PLC	14,894	1,976,881
Armstrong World Industries, Inc.	7,323	1,105,846
AZEK Co., Inc.(a)	24,447	1,252,420
Builders FirstSource, Inc.(a)(b)	19,643	3,285,881
Carlisle Cos., Inc.	7,709	3,002,347
Fortune Brands Innovations, Inc.	21,238	1,522,128
Hayward Holdings, Inc.(a)	24,686	371,771
Lennox International, Inc.	5,460	3,234,613
Masco Corp.	36,731	2,912,034
Owens Corning	14,798	2,730,971
Simpson Manufacturing Co., Inc.	7,217	1,212,456
Trex Co., Inc.(a)(b)	18,228	1,327,545
		28,068,865
Capital Markets — 5.5%
Affiliated Managers Group, Inc.	5,040	947,218
Ameriprise Financial, Inc.	16,673	9,059,441

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Ares Management Corp., Class A	31,666	$ 6,276,835
Bank of New York Mellon Corp.	126,306	10,853,475
Blue Owl Capital, Inc.	88,696	2,306,983
Carlyle Group, Inc.	37,285	2,093,926
Cboe Global Markets, Inc.	17,966	3,670,993
Coinbase Global, Inc., Class A(a)	34,647	10,093,710
Evercore, Inc., Class A	6,109	1,779,368
FactSet Research Systems, Inc.	6,521	3,093,628
Franklin Resources, Inc.	49,902	1,109,820
Houlihan Lokey, Inc.	8,957	1,627,666
Interactive Brokers Group, Inc., Class A	18,036	3,921,748
Invesco Ltd.	62,013	1,192,510
Janus Henderson Group PLC	22,009	988,864
Jefferies Financial Group, Inc.	29,967	2,304,163
Lazard, Inc.	18,639	1,013,402
LPL Financial Holdings, Inc.	12,745	4,676,013
MarketAxess Holdings, Inc.	6,285	1,386,660
Morningstar, Inc.	4,545	1,493,669
MSCI, Inc.	12,994	7,754,429
Nasdaq, Inc.	70,423	5,798,630
Northern Trust Corp.	33,847	3,800,680
Raymond James Financial, Inc.	31,615	5,326,495
Robinhood Markets, Inc., Class A(a)	114,952	5,971,756
SEI Investments Co.	17,200	1,489,176
State Street Corp.	50,526	5,134,452
Stifel Financial Corp.	16,905	1,958,444
T Rowe Price Group, Inc.	37,360	4,368,131
TPG, Inc.	14,537	977,613
Tradeweb Markets, Inc., Class A	19,768	2,508,559
Virtu Financial, Inc., Class A	14,276	571,897
XP, Inc., Class A	69,480	948,402
		116,498,756
Chemicals — 2.3%
Albemarle Corp.	20,191	1,699,880
Ashland, Inc.	8,499	539,602
Axalta Coating Systems Ltd.(a)	37,506	1,347,966
Celanese Corp., Class A	18,544	1,317,366
CF Industries Holdings, Inc.	29,698	2,738,453
Chemours Co.	25,534	484,891
Corteva, Inc.	119,550	7,803,028
Dow, Inc.	120,284	4,697,090
DuPont de Nemours, Inc.	71,491	5,490,509
Eastman Chemical Co.	19,916	1,984,629
Element Solutions, Inc.	38,110	983,619
FMC Corp.	21,204	1,182,759
Huntsman Corp.	28,551	480,513
International Flavors & Fragrances, Inc.	43,789	3,813,584
LyondellBasell Industries NV, Class A	44,487	3,367,666
Mosaic Co.	54,482	1,519,503
NewMarket Corp.	1,153	574,217
Olin Corp.	19,951	584,365
PPG Industries, Inc.	39,396	4,545,510
RPM International, Inc.	21,803	2,760,260
Scotts Miracle-Gro Co.	7,339	520,775
Westlake Corp.	5,710	652,482
		49,088,667
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)	8,747	2,038,051
MSA Safety, Inc.	6,235	1,027,092
RB Global, Inc.	31,181	2,790,076
Rollins, Inc.	47,589	2,355,656
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	45,903	$ 1,689,230
Veralto Corp.	42,065	4,349,100
Vestis Corp.	23,086	322,742
		14,571,947
Communications Equipment — 0.4%
Ciena Corp.(a)	24,817	2,162,553
F5, Inc.(a)	9,947	2,956,845
Juniper Networks, Inc.	55,651	1,939,994
Lumentum Holdings, Inc.(a)	11,576	984,655
Ubiquiti, Inc.	720	290,549
		8,334,596
Construction & Engineering — 1.0%
AECOM	23,114	2,437,140
API Group Corp.(a)	38,729	1,477,511
Comfort Systems USA, Inc.	6,029	2,633,166
EMCOR Group, Inc.	7,802	3,495,764
Everus Construction Group, Inc.(a)(b)	8,646	594,931
MasTec, Inc.(a)	10,670	1,548,110
Quanta Services, Inc.	24,824	7,636,111
Valmont Industries, Inc.	3,422	1,135,283
WillScot Holdings Corp.(a)	30,944	1,146,785
		22,104,801
Construction Materials — 0.6%
Eagle Materials, Inc.	5,728	1,470,607
Martin Marietta Materials, Inc.	10,477	5,700,745
Vulcan Materials Co.	22,615	6,199,902
		13,371,254
Consumer Finance — 1.0%
Ally Financial, Inc.	46,741	1,821,497
Credit Acceptance Corp.(a)	1,064	540,267
Discover Financial Services	42,735	8,593,581
OneMain Holdings, Inc.	19,528	1,084,585
SLM Corp.	37,747	1,053,519
SoFi Technologies, Inc.(a)	180,891	2,854,460
Synchrony Financial	66,812	4,608,692
		20,556,601
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	71,165	1,426,858
BJ’s Wholesale Club Holdings, Inc.(a)	22,463	2,224,960
Casey’s General Stores, Inc.	6,303	2,658,416
Dollar General Corp.	37,419	2,658,994
Dollar Tree, Inc.(a)	34,730	2,547,446
Grocery Outlet Holding Corp.(a)	16,905	273,692
Kroger Co.	113,389	6,989,298
Maplebear, Inc.(a)	28,629	1,382,208
Performance Food Group Co.(a)	26,023	2,350,137
Sysco Corp.	84,125	6,134,395
U.S. Foods Holding Corp.(a)	39,009	2,766,909
Walgreens Boots Alliance, Inc.	121,931	1,253,451
		32,666,764
Containers & Packaging — 1.4%
Amcor PLC	244,951	2,380,924
AptarGroup, Inc.	11,241	1,766,523
Avery Dennison Corp.	13,537	2,514,227
Ball Corp.	50,439	2,809,452
Berry Global Group, Inc.	19,724	1,339,654
Crown Holdings, Inc.	20,143	1,769,764
Graphic Packaging Holding Co.	51,256	1,405,952
International Paper Co.	89,585	4,983,614
Packaging Corp. of America	15,186	3,229,455
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Sealed Air Corp.	24,130	$ 840,448
Silgan Holdings, Inc.	14,457	795,424
Smurfit WestRock PLC	88,338	4,689,864
Sonoco Products Co.	16,675	794,397
		29,319,698
Distributors — 0.3%
Genuine Parts Co.	23,858	2,773,492
LKQ Corp.	44,304	1,656,527
Pool Corp.	6,348	2,185,299
		6,615,318
Diversified Consumer Services — 0.4%
ADT, Inc.	49,598	380,913
Bright Horizons Family Solutions, Inc.(a)	9,814	1,203,196
Duolingo, Inc., Class A(a)	6,347	2,310,245
Grand Canyon Education, Inc.(a)	4,892	859,231
H&R Block, Inc.	23,632	1,307,086
Service Corp. International	23,959	1,871,677
		7,932,348
Diversified REITs — 0.1%
WP Carey, Inc.	36,901	2,063,135
Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (a)(c)	15,053	—
Frontier Communications Parent, Inc.(a)	41,806	1,494,983
Iridium Communications, Inc.	19,166	551,022
Liberty Global Ltd., Class A(a)	28,602	329,209
Liberty Global Ltd., Class C(a)	26,252	307,936
		2,683,150
Electric Utilities — 2.5%
Alliant Energy Corp.	43,638	2,569,406
Edison International	65,044	3,512,376
Entergy Corp.	73,179	5,933,353
Evergy, Inc.	37,925	2,433,647
Eversource Energy	60,158	3,469,914
Exelon Corp.	171,005	6,840,200
FirstEnergy Corp.	98,574	3,923,245
IDACORP, Inc.	8,961	985,172
NRG Energy, Inc.	35,546	3,641,332
OGE Energy Corp.	34,040	1,437,509
PG&E Corp.	365,349	5,717,712
Pinnacle West Capital Corp.	19,565	1,701,372
PPL Corp.	126,410	4,247,376
Xcel Energy, Inc.	98,148	6,595,546
		53,008,160
Electrical Equipment — 1.5%
Acuity Brands, Inc.	5,309	1,764,658
AMETEK, Inc.	39,455	7,281,815
Generac Holdings, Inc.(a)	10,026	1,497,183
Hubbell, Inc.	9,166	3,877,310
nVent Electric PLC	28,417	1,849,662
Regal Rexnord Corp.	11,304	1,794,284
Rockwell Automation, Inc.	19,595	5,455,836
Sensata Technologies Holding PLC	25,106	681,879
Vertiv Holdings Co., Class A	61,355	7,179,762
		31,382,389
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.(a)	8,981	1,046,736
Avnet, Inc.	14,897	769,579
CDW Corp.	22,959	4,572,055
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	29,271	$ 1,167,913
Coherent Corp.(a)	21,366	1,933,409
Corning, Inc.	130,995	6,822,220
Crane NXT Co.	8,473	542,018
Ingram Micro Holding Corp.(a)	2,383	55,572
IPG Photonics Corp.(a)	4,541	332,992
Jabil, Inc.	18,962	3,079,618
Keysight Technologies, Inc.(a)	29,805	5,315,722
Littelfuse, Inc.	4,198	1,000,635
TD SYNNEX Corp.	12,834	1,828,973
Teledyne Technologies, Inc.(a)	7,921	4,050,245
Trimble, Inc.(a)	41,772	3,131,229
Vontier Corp.(b)	25,737	992,161
Zebra Technologies Corp., Class A(a)	8,765	3,435,354
		40,076,431
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	170,585	7,877,615
Halliburton Co.	150,829	3,924,570
NOV, Inc.	67,053	968,916
TechnipFMC PLC	73,038	2,194,792
Weatherford International PLC	12,485	785,931
		15,751,824
Entertainment — 1.7%
Electronic Arts, Inc.	45,102	5,543,487
Liberty Media Corp.-Liberty Formula One, Class C(a)	35,080	3,357,156
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	346,359
Liberty Media Corp.-Liberty Live, Class A(a)	3,808	274,062
Liberty Media Corp.-Liberty Live, Class C(a)(b)	7,933	583,789
Live Nation Entertainment, Inc.(a)	27,047	3,913,160
Madison Square Garden Sports Corp.(a)	3,213	706,442
Playtika Holding Corp.	12,721	91,210
ROBLOX Corp., Class A(a)(b)	89,807	6,382,583
Roku, Inc.(a)	21,520	1,780,995
Take-Two Interactive Software, Inc.(a)	29,465	5,466,052
TKO Group Holdings, Inc.(a)	13,594	2,109,925
Warner Bros Discovery, Inc.(a)	415,547	4,338,311
		34,893,531
Financial Services — 2.0%
Affirm Holdings, Inc.(a)	44,340	2,707,844
Block, Inc.(a)	94,936	8,622,088
Corpay, Inc.(a)	11,582	4,406,835
Equitable Holdings, Inc.	55,254	3,006,923
Euronet Worldwide, Inc.(a)	7,275	716,587
Fidelity National Information Services, Inc.	93,610	7,626,407
Global Payments, Inc.	43,538	4,913,263
Jack Henry & Associates, Inc.	12,234	2,129,817
MGIC Investment Corp.	43,761	1,117,656
Rocket Cos., Inc., Class A(a)	23,570	296,982
Shift4 Payments, Inc., Class A(a)(b)	10,397	1,246,080
Toast, Inc., Class A(a)	77,581	3,174,615
UWM Holdings Corp.	16,771	101,129
Voya Financial, Inc.	16,951	1,203,351
Western Union Co.	44,858	462,935
WEX, Inc.(a)	6,853	1,260,198
		42,992,710
Food Products — 1.8%
Archer-Daniels-Midland Co.	81,540	4,177,294
Bunge Global SA	23,986	1,826,054
Conagra Brands, Inc.	81,157	2,101,155
Darling Ingredients, Inc.(a)	27,230	1,020,036

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Flowers Foods, Inc.	30,910	$ 604,290
Freshpet, Inc.(a)	7,926	1,267,764
General Mills, Inc.	95,033	5,715,285
Hershey Co.	24,756	3,694,833
Hormel Foods Corp.	49,378	1,480,352
Ingredion, Inc.	11,123	1,517,622
J.M. Smucker Co.	17,575	1,878,592
Kellanova	44,917	3,671,066
Lamb Weston Holdings, Inc.	24,503	1,468,710
McCormick & Co., Inc.	42,922	3,314,866
Pilgrim’s Pride Corp.(a)	7,217	335,879
Post Holdings, Inc.(a)	7,885	837,072
Seaboard Corp.	45	109,725
The Campbell’s Co.	32,698	1,267,701
Tyson Foods, Inc., Class A	47,893	2,705,476
		38,993,772
Gas Utilities — 0.3%
Atmos Energy Corp.	26,212	3,735,472
MDU Resources Group, Inc.	34,586	616,322
National Fuel Gas Co.	15,662	1,096,810
UGI Corp.	36,304	1,115,622
		6,564,226
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)	2,942	263,897
JB Hunt Transport Services, Inc.	13,927	2,384,581
Knight-Swift Transportation Holdings, Inc.	26,647	1,521,277
Landstar System, Inc.	5,997	987,466
Lyft, Inc., Class A(a)	62,999	853,007
Old Dominion Freight Line, Inc.	33,073	6,138,680
Ryder System, Inc.	7,208	1,149,027
Saia, Inc.(a)	4,510	2,165,296
Schneider National, Inc., Class B	7,892	234,787
U-Haul Holding Co.(a)(b)	1,346	98,083
U-Haul Holding Co.	17,077	1,105,565
XPO, Inc.(a)	19,468	2,602,288
		19,503,954
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	12,763	2,796,501
Baxter International, Inc.	86,730	2,823,929
Cooper Cos., Inc.(a)	33,454	3,229,984
DENTSPLY SIRONA, Inc.	34,377	679,290
Dexcom, Inc.(a)(b)	66,758	5,796,597
Enovis Corp.(a)(b)	9,265	435,270
Envista Holdings Corp.(a)	29,692	609,280
GE HealthCare Technologies, Inc.(a)	77,708	6,861,616
Globus Medical, Inc., Class A(a)	19,066	1,767,800
Hologic, Inc.(a)(b)	39,178	2,826,301
IDEXX Laboratories, Inc.(a)	13,870	5,853,833
Inspire Medical Systems, Inc.(a)	5,068	980,658
Insulet Corp.(a)	11,898	3,312,165
Masimo Corp.(a)	7,401	1,289,476
Penumbra, Inc.(a)	6,279	1,676,305
QuidelOrtho Corp.(a)	10,624	461,719
ResMed, Inc.	24,853	5,869,782
Solventum Corp.(a)	23,608	1,748,408
STERIS PLC	16,788	3,704,272
Teleflex, Inc.	7,904	1,424,617
Zimmer Biomet Holdings, Inc.	33,942	3,715,970
		57,863,773
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	15,492	698,844
Security	Shares	Value
Health Care Providers & Services (continued)
Amedisys, Inc.(a)	5,445	$ 503,662
Cardinal Health, Inc.	41,662	5,151,923
Cencora, Inc.	28,385	7,215,751
Centene Corp.(a)	86,357	5,529,439
Chemed Corp.	2,528	1,420,736
DaVita, Inc.(a)(b)	8,086	1,424,753
Encompass Health Corp.	17,066	1,694,142
Henry Schein, Inc.(a)(b)	21,527	1,722,160
Humana, Inc.	20,607	6,042,591
Labcorp Holdings, Inc.	14,406	3,598,619
Molina Healthcare, Inc.(a)	9,712	3,014,702
Premier, Inc., Class A	17,717	401,467
Quest Diagnostics, Inc.	19,037	3,104,935
Tenet Healthcare Corp.(a)	16,329	2,300,593
Universal Health Services, Inc., Class B	9,856	1,858,447
		45,682,764
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	2,891,295
Healthcare Realty Trust, Inc.	63,167	1,058,047
Healthpeak Properties, Inc.	119,850	2,476,101
Medical Properties Trust, Inc.(b)	103,371	484,810
Omega Healthcare Investors, Inc.	46,123	1,709,318
Ventas, Inc.	71,773	4,336,525
		12,956,096
Health Care Technology(a) — 0.4%
Certara, Inc.	21,635	307,866
Doximity, Inc., Class A	21,144	1,249,610
Veeva Systems, Inc., Class A	25,222	5,883,284
		7,440,760
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	118,695	1,983,393
Park Hotels & Resorts, Inc.	36,285	489,485
		2,472,878
Hotels, Restaurants & Leisure — 3.5%
Aramark	45,117	1,755,502
Boyd Gaming Corp.	11,040	846,216
Caesars Entertainment, Inc.(a)	36,627	1,320,403
Carnival Corp.(a)	175,374	4,852,599
Cava Group, Inc.(a)	13,016	1,757,811
Choice Hotels International, Inc.(b)	4,604	678,307
Churchill Downs, Inc.	11,860	1,465,659
Darden Restaurants, Inc.	20,173	3,938,577
Domino’s Pizza, Inc.	5,922	2,659,689
DraftKings, Inc., Class A(a)(b)	77,371	3,245,713
Dutch Bros, Inc., Class A(a)	18,588	1,162,122
Expedia Group, Inc.(a)	21,207	3,625,337
Hilton Worldwide Holdings, Inc.	40,988	10,495,797
Hyatt Hotels Corp., Class A(b)	7,110	1,125,015
Las Vegas Sands Corp.	59,570	2,730,093
Light & Wonder, Inc.(a)	15,137	1,330,694
Marriott Vacations Worldwide Corp.	6,067	526,434
MGM Resorts International(a)	39,452	1,360,305
Norwegian Cruise Line Holdings Ltd.(a)	75,053	2,127,753
Penn Entertainment, Inc.(a)	25,830	532,098
Planet Fitness, Inc., Class A(a)	14,452	1,563,128
Royal Caribbean Cruises Ltd.	40,516	10,801,566
Texas Roadhouse, Inc.	11,355	2,056,391
Travel & Leisure Co.	11,467	623,346
Vail Resorts, Inc.	6,466	1,099,996
Wendy’s Co.	29,374	435,616
Wingstop, Inc.	5,060	1,507,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	12,973	$ 1,362,424
Wynn Resorts Ltd.	17,398	1,511,016
Yum! Brands, Inc.	47,867	6,246,643
		74,743,624
Household Durables — 1.7%
D.R. Horton, Inc.	49,906	7,081,661
Garmin Ltd.	26,477	5,715,061
Leggett & Platt, Inc.	22,351	236,027
Lennar Corp., Class A	40,276	5,285,822
Lennar Corp., Class B	1,870	235,227
Millrose Properties, Inc., Class A(a)(d)	21,073—	233,067
Mohawk Industries, Inc.(a)	8,910	1,089,693
Newell Brands, Inc.	71,588	713,017
NVR, Inc.(a)	490	3,927,928
PulteGroup, Inc.	34,903	3,971,263
SharkNinja, Inc.(a)	11,444	1,279,554
Tempur Sealy International, Inc.	28,571	1,803,973
Toll Brothers, Inc.	17,305	2,350,192
TopBuild Corp.(a)(b)	5,171	1,771,998
Whirlpool Corp.	9,010	946,140
		36,640,623
Household Products — 0.4%
Church & Dwight Co., Inc.	41,511	4,380,241
Clorox Co.	21,270	3,375,123
Reynolds Consumer Products, Inc.	8,498	234,630
Spectrum Brands Holdings, Inc.	4,616	390,329
		8,380,323
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	120,769	1,328,459
Brookfield Renewable Corp.(b)	23,194	619,048
Clearway Energy, Inc., Class A	5,751	141,072
Clearway Energy, Inc., Class C	13,950	361,723
Vistra Corp.	58,034	9,751,453
		12,201,755
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,388	1,057,278
EastGroup Properties, Inc.	8,261	1,401,231
First Industrial Realty Trust, Inc.	22,488	1,200,634
Lineage, Inc.	10,482	628,920
Rexford Industrial Realty, Inc.	37,376	1,519,708
STAG Industrial, Inc.	30,814	1,053,223
		6,860,994
Insurance — 5.2%
Aflac, Inc.	96,267	10,337,150
Allstate Corp.	45,002	8,655,235
American Financial Group, Inc.	12,372	1,689,520
Arch Capital Group Ltd.	61,688	5,741,302
Arthur J Gallagher & Co.	42,014	12,680,666
Assurant, Inc.	9,164	1,972,001
Assured Guaranty Ltd.	8,842	836,453
Axis Capital Holdings Ltd.	14,173	1,290,026
Brighthouse Financial, Inc.(a)	11,224	692,633
Brown & Brown, Inc.	40,868	4,277,245
Cincinnati Financial Corp.	26,212	3,592,355
CNA Financial Corp.	3,835	188,145
Everest Group Ltd.	7,386	2,566,709
Fidelity National Financial, Inc.	43,986	2,558,666
First American Financial Corp.	16,991	1,074,171
Globe Life, Inc.	15,497	1,892,029
Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	6,174	$ 945,178
Hartford Financial Services Group, Inc.	50,431	5,625,578
Kemper Corp.	10,480	704,046
Kinsale Capital Group, Inc.(b)	3,750	1,657,275
Lincoln National Corp.	27,746	975,549
Loews Corp.	30,964	2,645,874
Markel Group, Inc.(a)	2,200	4,023,316
Old Republic International Corp.	42,187	1,543,200
Primerica, Inc.	6,055	1,756,979
Principal Financial Group, Inc.	39,074	3,221,651
Prudential Financial, Inc.	61,431	7,418,408
Reinsurance Group of America, Inc.	11,285	2,571,400
RenaissanceRe Holdings Ltd.	8,829	2,053,449
RLI Corp.	14,334	1,051,399
Ryan Specialty Holdings, Inc.(b)	17,703	1,178,666
Unum Group	28,826	2,197,983
W.R. Berkley Corp.	50,339	2,961,443
White Mountains Insurance Group Ltd.	432	834,823
Willis Towers Watson PLC	17,299	5,701,145
		109,111,668
Interactive Media & Services — 0.3%
IAC, Inc.(a)	12,877	545,083
Match Group, Inc.	43,753	1,561,982
Pinterest, Inc., Class A(a)	102,764	3,387,101
TripAdvisor, Inc.(a)	18,985	333,377
Trump Media & Technology Group Corp., Class A(a)(b)	12,786	407,362
ZoomInfo Technologies, Inc.(a)	53,141	546,821
		6,781,726
IT Services — 2.3%
Akamai Technologies, Inc.(a)	25,427	2,540,157
Amdocs Ltd.	19,170	1,690,602
Cloudflare, Inc., Class A(a)	51,281	7,097,290
Cognizant Technology Solutions Corp., Class A	84,786	7,004,172
DXC Technology Co.(a)	31,076	674,971
EPAM Systems, Inc.(a)	9,337	2,371,225
Gartner, Inc.(a)	12,839	6,969,394
Globant SA(a)(b)	7,162	1,527,798
GoDaddy, Inc., Class A(a)	23,888	5,079,783
Kyndryl Holdings, Inc.(a)(b)	38,715	1,469,621
MongoDB, Inc.(a)	12,254	3,349,263
Okta, Inc.(a)	27,694	2,609,329
Twilio, Inc., Class A(a)	26,225	3,844,061
VeriSign, Inc.(a)	14,069	3,024,835
		49,252,501
Leisure Products — 0.2%
Brunswick Corp.	11,206	755,733
Hasbro, Inc.	23,683	1,369,825
Mattel, Inc.(a)	58,341	1,087,476
Polaris, Inc.	8,762	417,947
YETI Holdings, Inc.(a)(b)	14,554	542,282
		4,173,263
Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A(a)(b)	18,238	273,570
Agilent Technologies, Inc.	49,066	7,434,480
Avantor, Inc.(a)	115,511	2,573,585
Azenta, Inc.(a)(b)	8,537	461,425
Bio-Rad Laboratories, Inc., Class A(a)	3,318	1,197,400
Bio-Techne Corp.	26,452	1,945,545
Bruker Corp.	18,655	1,084,788
Charles River Laboratories International, Inc.(a)	8,808	1,451,206

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc.(a)	14,851	$ 249,645
Illumina, Inc.(a)	27,285	3,621,811
IQVIA Holdings, Inc.(a)	30,807	6,203,298
Medpace Holdings, Inc.(a)	4,327	1,510,772
Mettler-Toledo International, Inc.(a)	3,612	4,928,357
QIAGEN NV	36,540	1,631,146
Repligen Corp.(a)	9,487	1,576,834
Revvity, Inc.	20,953	2,642,802
Sotera Health Co.(a)	25,738	352,868
Waters Corp.(a)	10,096	4,194,686
West Pharmaceutical Services, Inc.	12,432	4,246,150
		47,580,368
Machinery — 3.8%
AGCO Corp.	10,598	1,106,749
Allison Transmission Holdings, Inc.	14,848	1,745,234
CNH Industrial NV	150,433	1,937,577
Crane Co.	8,328	1,418,425
Cummins, Inc.	23,350	8,318,437
Donaldson Co., Inc.	20,447	1,455,622
Dover Corp.	23,460	4,778,333
Esab Corp.	9,629	1,192,455
Flowserve Corp.	22,361	1,400,246
Fortive Corp.	59,308	4,823,520
Gates Industrial Corp. PLC(a)	35,572	735,985
Graco, Inc.	28,043	2,360,379
IDEX Corp.	12,901	2,893,823
Ingersoll Rand, Inc.	68,972	6,469,574
ITT, Inc.	14,030	2,118,811
Lincoln Electric Holdings, Inc.	9,398	1,868,134
Middleby Corp.(a)	9,067	1,551,726
Nordson Corp.	9,663	2,127,986
Oshkosh Corp.	11,309	1,316,368
Otis Worldwide Corp.	68,077	6,495,907
Pentair PLC	28,318	2,936,010
RBC Bearings, Inc.(a)	4,904	1,710,270
Snap-on, Inc.	8,811	3,129,227
Stanley Black & Decker, Inc.	26,173	2,305,056
Timken Co.	10,935	877,752
Toro Co.	17,539	1,460,473
Westinghouse Air Brake Technologies Corp.	29,223	6,076,046
Xylem, Inc./New York	41,125	5,101,145
		79,711,270
Marine Transportation — 0.1%
Kirby Corp.(a)	9,868	1,077,092
Media — 1.5%
Charter Communications, Inc., Class A(a)(b)	16,038	5,540,969
Fox Corp., Class A	37,775	1,933,325
Fox Corp., Class B	22,517	1,094,326
Interpublic Group of Cos., Inc.	64,159	1,839,439
Liberty Broadband Corp., Class A(a)	2,963	225,277
Liberty Broadband Corp., Class C(a)	18,534	1,420,816
New York Times Co., Class A	26,997	1,465,937
News Corp., Class A	64,807	1,822,373
News Corp., Class B	19,860	628,569
Nexstar Media Group, Inc.	5,305	812,832
Omnicom Group, Inc.	33,179	2,879,605
Paramount Global, Class A	1,521	34,694
Paramount Global, Class B	100,772	1,096,399
Security	Shares	Value
Media (continued)
Sirius XM Holdings, Inc.(b)	36,962	$ 887,458
Trade Desk, Inc., Class A(a)	76,316	9,057,183
		30,739,202
Metals & Mining — 0.9%
Alcoa Corp.	42,669	1,507,069
ATI, Inc.(a)	21,012	1,199,575
Cleveland-Cliffs, Inc.(a)	82,333	843,090
MP Materials Corp.(a)(b)	22,837	501,500
Nucor Corp.	40,667	5,222,863
Reliance, Inc.	9,220	2,669,190
Royal Gold, Inc.	11,017	1,540,397
Steel Dynamics, Inc.	24,915	3,194,103
U.S. Steel Corp.	37,943	1,398,200
		18,075,987
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	132,283	1,318,862
Annaly Capital Management, Inc.	94,173	1,922,071
Rithm Capital Corp.	87,598	1,008,253
Starwood Property Trust, Inc.	53,463	1,034,509
		5,283,695
Multi-Utilities — 1.7%
Ameren Corp.	45,546	4,290,433
CenterPoint Energy, Inc.	110,008	3,582,961
CMS Energy Corp.	50,999	3,365,934
Consolidated Edison, Inc.	59,210	5,550,345
DTE Energy Co.	35,384	4,241,834
NiSource, Inc.	77,662	2,896,793
Public Service Enterprise Group, Inc.	85,225	7,119,696
WEC Energy Group, Inc.	54,085	5,368,477
		36,416,473
Office REITs — 0.3%
BXP, Inc.	27,010	1,975,511
Cousins Properties, Inc.	27,488	839,209
Highwoods Properties, Inc.	18,222	542,833
Kilroy Realty Corp.	20,420	796,788
Vornado Realty Trust(b)	30,306	1,311,038
		5,465,379
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	57,721	925,845
Antero Resources Corp.(a)	50,047	1,867,754
APA Corp.	61,623	1,351,392
Cheniere Energy, Inc.	38,188	8,540,746
Chesapeake Energy Corp.	39,380	4,001,008
Chord Energy Corp.	10,522	1,183,199
Civitas Resources, Inc.	16,830	854,291
Coterra Energy, Inc.	124,493	3,450,946
Devon Energy Corp.	106,951	3,647,029
Diamondback Energy, Inc.	32,240	5,298,966
DT Midstream, Inc.(a)	16,501	1,667,921
EQT Corp.	100,842	5,155,043
Hess Corp.	47,526	6,607,540
HF Sinclair Corp.	26,862	969,181
Kinder Morgan, Inc.	331,325	9,104,811
Matador Resources Co.	19,965	1,157,970
New Fortress Energy, Inc.	13,721	205,815
ONEOK, Inc.	99,729	9,690,667
Ovintiv, Inc.	44,798	1,891,372
Permian Resources Corp.	111,817	1,638,119
Range Resources Corp.	40,363	1,495,045
Targa Resources Corp.	37,107	7,302,658
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	3,211	$ 4,165,213
Viper Energy, Inc.	17,310	811,839
Williams Cos., Inc.	208,002	11,529,551
		94,513,921
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	10,970	1,283,161
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	21,453	1,571,432
American Airlines Group, Inc.(a)	111,468	1,886,039
Delta Air Lines, Inc.	110,087	7,405,553
Southwest Airlines Co.	102,424	3,145,441
United Airlines Holdings, Inc.(a)	55,980	5,924,923
		19,933,388
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	21,865	1,691,258
Coty, Inc., Class A(a)	64,883	475,593
elf Beauty, Inc.(a)	9,155	914,676
Kenvue, Inc.	327,284	6,967,876
		10,049,403
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(a)	83,834	1,008,523
Intra-Cellular Therapies, Inc.(a)	17,528	2,227,458
Jazz Pharmaceuticals PLC(a)(b)	10,312	1,282,503
Organon & Co.	43,810	681,684
Perrigo Co. PLC	23,527	586,058
Royalty Pharma PLC, Class A	66,634	2,104,302
Viatris, Inc.	202,129	2,280,015
		10,170,543
Professional Services — 2.7%
Amentum Holdings, Inc.(a)(b)	22,195	465,429
Booz Allen Hamilton Holding Corp., Class A	21,581	2,783,949
Broadridge Financial Solutions, Inc.	20,038	4,773,452
CACI International, Inc., Class A(a)	3,759	1,451,951
Clarivate PLC(a)(b)	71,512	387,595
Concentrix Corp.	7,998	418,136
Dayforce, Inc.(a)	26,004	1,839,523
Dun & Bradstreet Holdings, Inc.	51,767	636,734
Equifax, Inc.	21,008	5,772,578
FTI Consulting, Inc.(a)	5,989	1,169,951
Genpact Ltd.	29,898	1,455,734
Jacobs Solutions, Inc.	21,103	2,957,164
KBR, Inc.	22,664	1,233,375
Leidos Holdings, Inc.	22,775	3,234,733
ManpowerGroup, Inc.	8,133	489,769
Parsons Corp.(a)	7,916	627,501
Paychex, Inc.	54,964	8,116,534
Paycom Software, Inc.	8,672	1,799,960
Paycor HCM, Inc.(a)	13,855	306,611
Paylocity Holding Corp.(a)	7,434	1,527,836
Robert Half, Inc.	17,403	1,127,541
Science Applications International Corp.	8,499	920,272
SS&C Technologies Holdings, Inc.	36,600	2,962,770
TransUnion	33,265	3,301,551
Verisk Analytics, Inc.	23,995	6,897,123
		56,657,772
Real Estate Management & Development(a) — 0.9%
CBRE Group, Inc., Class A	52,277	7,566,573
CoStar Group, Inc.	69,401	5,316,117
Howard Hughes Holdings, Inc.	5,458	416,827
Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	8,047	$ 2,275,692
Seaport Entertainment Group, Inc.(b)	1,371	36,482
Zillow Group, Inc., Class A	7,509	594,713
Zillow Group, Inc., Class C(b)	26,991	2,219,200
		18,425,604
Residential REITs — 1.4%
American Homes 4 Rent, Class A	57,497	1,991,121
AvalonBay Communities, Inc.	24,254	5,372,504
Camden Property Trust	17,621	2,003,684
Equity LifeStyle Properties, Inc.	32,113	2,101,796
Equity Residential	64,617	4,563,899
Essex Property Trust, Inc.	10,943	3,114,049
Invitation Homes, Inc.	104,860	3,266,389
Mid-America Apartment Communities, Inc.	19,911	3,038,020
Sun Communities, Inc.	21,174	2,678,511
UDR, Inc.	56,373	2,353,009
		30,482,982
Retail REITs — 1.3%
Agree Realty Corp.	17,793	1,291,238
Brixmor Property Group, Inc.	51,750	1,348,605
Federal Realty Investment Trust	14,445	1,569,160
Kimco Realty Corp.	112,186	2,518,576
NNN REIT, Inc.	31,481	1,240,037
Realty Income Corp.	148,961	8,139,229
Regency Centers Corp.	31,303	2,248,807
Simon Property Group, Inc.	55,443	9,639,320
		27,994,972
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.(a)	20,895	503,361
Amkor Technology, Inc.	19,684	484,423
Astera Labs, Inc.(a)	18,444	1,870,591
Cirrus Logic, Inc.(a)	9,156	919,629
Enphase Energy, Inc.(a)(b)	22,440	1,397,563
Entegris, Inc.	25,644	2,603,892
First Solar, Inc.(a)	18,275	3,061,428
GLOBALFOUNDRIES, Inc.(a)(b)	16,739	694,166
Lattice Semiconductor Corp.(a)	23,137	1,319,272
MACOM Technology Solutions Holdings, Inc., Class H(a)	9,623	1,272,642
Microchip Technology, Inc.	90,643	4,921,915
MKS Instruments, Inc.	11,385	1,289,693
Monolithic Power Systems, Inc.	8,036	5,121,905
ON Semiconductor Corp.(a)	72,559	3,797,738
Onto Innovation, Inc.(a)	8,340	1,707,698
Qorvo, Inc.(a)	16,393	1,360,291
Skyworks Solutions, Inc.	27,355	2,428,030
Teradyne, Inc.	26,527	3,071,561
Universal Display Corp.	7,944	1,190,964
Wolfspeed, Inc.(a)(b)	22,234	136,294
		39,153,056
Software — 6.4%
ANSYS, Inc.(a)	14,921	5,229,810
Appfolio, Inc., Class A(a)	3,871	905,466
AppLovin Corp., Class A(a)	44,822	16,565,763
Aspen Technology, Inc.(a)	4,649	1,225,244
Bentley Systems, Inc., Class B	23,864	1,110,869
Bill Holdings, Inc.(a)	17,440	1,687,669
CCC Intelligent Solutions Holdings, Inc.(a)	77,255	858,303
Confluent, Inc., Class A(a)	42,303	1,255,553
Datadog, Inc., Class A(a)	51,086	7,290,483

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
DocuSign, Inc.(a)	34,600	$ 3,346,858
Dolby Laboratories, Inc., Class A	9,747	816,116
DoubleVerify Holdings, Inc.(a)	25,748	530,666
Dropbox, Inc., Class A(a)	40,311	1,295,999
Dynatrace, Inc.(a)	50,553	2,919,436
Elastic NV(a)	14,878	1,674,965
Fair Isaac Corp.(a)	4,054	7,595,412
Five9, Inc.(a)(b)	12,320	504,997
Gen Digital, Inc.	93,198	2,507,958
Gitlab, Inc., Class A(a)	20,964	1,525,341
Guidewire Software, Inc.(a)	13,938	2,944,681
HashiCorp, Inc., Class A(a)	24,939	852,914
HubSpot, Inc.(a)(b)	8,352	6,510,634
Informatica, Inc., Class A(a)	13,792	354,178
Manhattan Associates, Inc.(a)	10,431	2,175,802
MicroStrategy, Inc., Class A(a)	28,148	9,423,669
nCino, Inc.(a)(b)	14,182	482,330
Nutanix, Inc., Class A(a)(b)	42,789	2,942,386
Palantir Technologies, Inc., Class A(a)	343,863	28,365,259
Pegasystems, Inc.	7,683	831,992
Procore Technologies, Inc.(a)(b)	18,173	1,445,844
PTC, Inc.(a)	20,271	3,922,033
RingCentral, Inc., Class A(a)	14,013	487,933
SentinelOne, Inc., Class A(a)	47,505	1,137,745
Teradata Corp.(a)	16,301	520,165
Tyler Technologies, Inc.(a)(b)	7,256	4,365,500
UiPath, Inc., Class A(a)	73,681	1,047,744
Unity Software, Inc.(a)(b)	51,694	1,147,607
Zoom Communications, Inc.(a)	45,113	3,922,124
Zscaler, Inc.(a)	15,943	3,229,892
		134,957,340
Specialized REITs — 2.2%
Crown Castle, Inc.	74,300	6,633,504
CubeSmart	38,102	1,588,853
Digital Realty Trust, Inc.	56,598	9,274,148
EPR Properties	13,326	614,329
Extra Space Storage, Inc.	35,742	5,504,268
Gaming & Leisure Properties, Inc.	44,780	2,166,904
Iron Mountain, Inc.	49,770	5,055,139
Lamar Advertising Co., Class A	14,829	1,874,682
National Storage Affiliates Trust	12,195	453,044
Rayonier, Inc.	26,522	693,285
SBA Communications Corp.	18,375	3,630,165
VICI Properties, Inc.	178,233	5,305,997
Weyerhaeuser Co.	124,842	3,822,662
		46,616,980
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	10,324	500,714
AutoNation, Inc.(a)	4,381	826,038
Bath & Body Works, Inc.	37,535	1,411,691
Best Buy Co., Inc.	36,951	3,172,613
Burlington Stores, Inc.(a)	10,874	3,087,455
CarMax, Inc.(a)	26,489	2,268,518
Carvana Co., Class A(a)	18,489	4,575,658
Dick’s Sporting Goods, Inc.	9,524	2,286,236
Five Below, Inc.(a)	9,257	868,121
Floor & Decor Holdings, Inc., Class A(a)(b)	17,877	1,789,488
GameStop Corp., Class A(a)	67,105	1,805,125
Gap, Inc.	35,007	842,618
Lithia Motors, Inc.	4,516	1,698,468
Murphy USA, Inc.	3,133	1,575,617
Security	Shares	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.	3,088	$ 511,465
RH(a)	2,533	1,061,606
Ross Stores, Inc.	55,603	8,371,588
Tractor Supply Co.	92,245	5,014,438
Ulta Beauty, Inc.(a)	8,029	3,309,152
Valvoline, Inc.(a)	22,453	833,231
Wayfair, Inc., Class A(a)(b)	16,183	782,772
Williams-Sonoma, Inc.	21,385	4,520,147
		51,112,759
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	221,972	4,703,586
HP, Inc.	164,898	5,359,185
NetApp, Inc.	35,099	4,285,588
Pure Storage, Inc., Class A(a)	52,639	3,568,398
Super Micro Computer, Inc.(a)	84,390	2,406,803
Western Digital Corp.(a)	58,939	3,838,697
		24,162,257
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.(a)	9,899	316,471
Birkenstock Holding PLC(a)(b)	6,700	396,238
Capri Holdings Ltd.(a)	19,320	478,750
Carter’s, Inc.	6,166	332,471
Columbia Sportswear Co.	5,375	474,612
Crocs, Inc.(a)	9,760	996,203
Deckers Outdoor Corp.(a)	25,921	4,597,349
PVH Corp.	9,435	845,376
Ralph Lauren Corp.	6,763	1,688,721
Skechers USA, Inc., Class A(a)	22,386	1,686,561
Tapestry, Inc.	39,658	2,892,654
Under Armour, Inc., Class A(a)	32,202	268,887
Under Armour, Inc., Class C(a)	31,793	239,401
VF Corp.	60,238	1,564,381
		16,778,075
Trading Companies & Distributors — 1.8%
Air Lease Corp.	17,746	819,865
Core & Main, Inc., Class A(a)	32,714	1,846,378
Fastenal Co.	97,561	7,145,368
Ferguson Enterprises, Inc.	34,574	6,262,043
MSC Industrial Direct Co., Inc., Class A	7,875	633,229
SiteOne Landscape Supply, Inc.(a)	7,650	1,088,595
United Rentals, Inc.	11,220	8,505,433
Watsco, Inc.	5,928	2,837,081
WESCO International, Inc.	7,240	1,339,400
WW Grainger, Inc.	7,437	7,903,077
		38,380,469
Water Utilities — 0.3%
American Water Works Co., Inc.	33,377	4,160,109
Essential Utilities, Inc.	43,423	1,540,648
		5,700,757
Total Common Stocks — 99.1% (Cost: $1,295,738,868)		2,089,894,323
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Equity Funds — 0.7%
iShares Russell Mid-Cap ETF(b)(e)	155,099	$ 14,279,965
Total Investment Companies — 0.7% (Cost: $14,094,754)		14,279,965
Total Long-Term Investments — 99.8% (Cost: $1,309,833,622)		2,104,174,288
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	51,533,404	51,559,171
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	5,762,761	5,762,761
Total Short-Term Securities — 2.7% (Cost: $57,323,191)		57,321,932
Total Investments — 102.5% (Cost: $1,367,156,813)		2,161,496,220
Liabilities in Excess of Other Assets — (2.5)%		(52,046,665)
Net Assets — 100.0%		$ 2,109,449,555

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,466,112	$ —	$ (13,909,245)(a)	$ 7,688	$ (5,384)	$ 51,559,171	51,533,404	$ 144,513 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,620,555	—	(857,794)(a)	—	—	5,762,761	5,762,761	217,447	—
iShares Russell Mid-Cap ETF	17,697,759	65,148,867	(69,614,366)	1,503,719	(456,014)	14,279,965	155,099	129,242	—
				$ 1,511,407	$ (461,398)	$ 71,601,897		$ 491,202	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	03/21/25	$ 3,034	$ 9,697
S&P Mid 400 E-Mini Index	33	03/21/25	10,725	110,124
				$ 119,821

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 119,821	$ —	$ —	$ —	$ 119,821

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 649,609	$ —	$ —	$ —	$ 649,609
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (131,409)	$ —	$ —	$ —	$ (131,409)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,489,220
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 40,007,063	$ —	$ —	$ 40,007,063
Air Freight & Logistics	5,596,104	—	—	5,596,104
Automobile Components	5,903,624	—	—	5,903,624
Automobiles	3,717,897	—	—	3,717,897
Banks	61,972,452	—	—	61,972,452
Beverages	5,403,146	—	—	5,403,146
Biotechnology	30,923,291	—	—	30,923,291
Broadline Retail	14,042,196	—	—	14,042,196
Building Products	28,068,865	—	—	28,068,865
Capital Markets	116,498,756	—	—	116,498,756
Chemicals	49,088,667	—	—	49,088,667
Commercial Services & Supplies	14,571,947	—	—	14,571,947
Communications Equipment	8,334,596	—	—	8,334,596
Construction & Engineering	22,104,801	—	—	22,104,801
Construction Materials	13,371,254	—	—	13,371,254
Consumer Finance	20,556,601	—	—	20,556,601
Consumer Staples Distribution & Retail	32,666,764	—	—	32,666,764
Containers & Packaging	29,319,698	—	—	29,319,698
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$ 6,615,318	$ —	$ —	$ 6,615,318
Diversified Consumer Services	7,932,348	—	—	7,932,348
Diversified REITs	2,063,135	—	—	2,063,135
Diversified Telecommunication Services	2,683,150	—	—	2,683,150
Electric Utilities	53,008,160	—	—	53,008,160
Electrical Equipment	31,382,389	—	—	31,382,389
Electronic Equipment, Instruments & Components	40,076,431	—	—	40,076,431
Energy Equipment & Services	15,751,824	—	—	15,751,824
Entertainment	34,893,531	—	—	34,893,531
Financial Services	42,992,710	—	—	42,992,710
Food Products	38,993,772	—	—	38,993,772
Gas Utilities	6,564,226	—	—	6,564,226
Ground Transportation	19,503,954	—	—	19,503,954
Health Care Equipment & Supplies	57,863,773	—	—	57,863,773
Health Care Providers & Services	45,682,764	—	—	45,682,764
Health Care REITs	12,956,096	—	—	12,956,096
Health Care Technology	7,440,760	—	—	7,440,760
Hotel & Resort REITs	2,472,878	—	—	2,472,878
Hotels, Restaurants & Leisure	74,743,624	—	—	74,743,624
Household Durables	36,407,556	233,067	—	36,640,623
Household Products	8,380,323	—	—	8,380,323
Independent Power and Renewable Electricity Producers	12,201,755	—	—	12,201,755
Industrial REITs	6,860,994	—	—	6,860,994
Insurance	109,111,668	—	—	109,111,668
Interactive Media & Services	6,781,726	—	—	6,781,726
IT Services	49,252,501	—	—	49,252,501
Leisure Products	4,173,263	—	—	4,173,263
Life Sciences Tools & Services	47,580,368	—	—	47,580,368
Machinery	79,711,270	—	—	79,711,270
Marine Transportation	1,077,092	—	—	1,077,092
Media	30,739,202	—	—	30,739,202
Metals & Mining	18,075,987	—	—	18,075,987
Mortgage Real Estate Investment Trusts (REITs)	5,283,695	—	—	5,283,695
Multi-Utilities	36,416,473	—	—	36,416,473
Office REITs	5,465,379	—	—	5,465,379
Oil, Gas & Consumable Fuels	94,513,921	—	—	94,513,921
Paper & Forest Products	1,283,161	—	—	1,283,161
Passenger Airlines	19,933,388	—	—	19,933,388
Personal Care Products	10,049,403	—	—	10,049,403
Pharmaceuticals	10,170,543	—	—	10,170,543
Professional Services	56,657,772	—	—	56,657,772
Real Estate Management & Development	18,425,604	—	—	18,425,604
Residential REITs	30,482,982	—	—	30,482,982
Retail REITs	27,994,972	—	—	27,994,972
Semiconductors & Semiconductor Equipment	39,153,056	—	—	39,153,056
Software	134,957,340	—	—	134,957,340
Specialized REITs	46,616,980	—	—	46,616,980
Specialty Retail	51,112,759	—	—	51,112,759
Technology Hardware, Storage & Peripherals	24,162,257	—	—	24,162,257
Textiles, Apparel & Luxury Goods	16,778,075	—	—	16,778,075
Trading Companies & Distributors	38,380,469	—	—	38,380,469
Water Utilities	5,700,757	—	—	5,700,757
Investment Companies	14,279,965	—	—	14,279,965
Short-Term Securities
Money Market Funds	57,321,932	—	—	57,321,932
	$2,161,263,153	$233,067	$—	$2,161,496,220

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 119,821	$ —	$ —	$ 119,821

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.(a)	4,204	$ 284,863
AeroVironment, Inc.(a)(b)	3,482	627,282
AerSale Corp.(a)	6,397	43,308
Archer Aviation, Inc., Class A(a)	31,502	297,694
Astronics Corp.(a)	3,858	68,287
BWX Technologies, Inc.	11,519	1,300,841
Byrna Technologies, Inc.(a)(b)	2,556	69,114
Cadre Holdings, Inc.	3,214	123,900
Curtiss-Wright Corp.	4,895	1,698,271
Ducommun, Inc.(a)	1,732	118,434
Eve Holding, Inc.(a)	6,793	34,848
Hexcel Corp.	10,428	679,906
Huntington Ingalls Industries, Inc.	5,077	1,001,489
Intuitive Machines, Inc.(a)	4,652	100,855
Kratos Defense & Security Solutions, Inc.(a)	18,885	630,192
Leonardo DRS, Inc.(a)	9,628	338,424
Loar Holdings, Inc.(a)(b)	3,738	297,096
Mercury Systems, Inc.(a)	6,650	277,238
Moog, Inc., Class A	3,707	673,414
National Presto Industries, Inc.	790	75,974
Park Aerospace Corp.	1,544	22,373
Redwire Corp.(a)(b)	3,681	88,050
Rocket Lab USA, Inc.(a)(b)	45,016	1,307,715
Spirit AeroSystems Holdings, Inc., Class A(a)	15,060	512,191
Standardaero, Inc.(a)(b)	8,802	236,246
Textron, Inc.	24,130	1,846,186
Triumph Group, Inc.(a)	8,893	166,655
V2X, Inc.(a)	1,845	96,180
Virgin Galactic Holdings, Inc.(a)(b)	5,111	24,328
VirTra, Inc.(a)	2,371	15,103
Woodward, Inc.	7,464	1,382,706
		14,439,163
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	6,146	136,564
CH Robinson Worldwide, Inc.	14,981	1,490,460
Forward Air Corp.(a)	3,345	107,876
GXO Logistics, Inc.(a)	15,213	691,431
Hub Group, Inc., Class A	7,930	353,757
Radiant Logistics, Inc.(a)	4,349	30,530
		2,810,618
Automobile Components — 0.8%
Adient PLC(a)(b)	10,732	187,059
American Axle & Manufacturing Holdings, Inc.(a)	15,194	79,465
BorgWarner, Inc.	27,919	890,616
Cooper-Standard Holdings, Inc.(a)	1,653	25,489
Dana, Inc.	16,777	267,425
Dorman Products, Inc.(a)	3,329	437,031
Fox Factory Holding Corp.(a)	5,200	142,064
Gentex Corp.	28,763	745,537
Gentherm, Inc.(a)	3,777	144,093
Goodyear Tire & Rubber Co.(a)	37,629	333,769
Holley, Inc.(a)	4,184	12,761
LCI Industries	3,297	345,493
Lear Corp.	7,142	671,991
Luminar Technologies, Inc.(a)(b)	2,099	12,069
Modine Manufacturing Co.(a)	6,681	677,787
Patrick Industries, Inc.	4,295	417,216
Phinia, Inc.	5,367	273,127
QuantumScape Corp.(a)(b)	48,338	249,907
Security	Shares	Value
Automobile Components (continued)
Solid Power, Inc.(a)(b)	18,505	$ 25,722
Standard Motor Products, Inc.	2,605	80,807
Stoneridge, Inc.(a)	2,287	11,824
Visteon Corp.(a)	3,271	274,960
XPEL, Inc.(a)	3,036	127,300
		6,433,512
Automobiles — 0.4%
Harley-Davidson, Inc.	15,881	429,740
Livewire Group, Inc.(a)(b)	1,368	4,309
Lucid Group, Inc.(a)(b)	129,027	356,114
Rivian Automotive, Inc., Class A(a)(b)	106,118	1,332,842
Thor Industries, Inc.	6,483	666,712
Winnebago Industries, Inc.	3,551	169,738
		2,959,455
Banks — 6.5%
1st Source Corp.	3,078	193,052
ACNB Corp.	1,086	44,635
Amalgamated Financial Corp.	2,934	102,514
Amerant Bancorp, Inc., Class A	5,448	126,394
Ameris Bancorp	8,380	550,147
Ames National Corp.	2,184	39,596
Arrow Financial Corp.	2,368	63,012
Associated Banc-Corp.	23,786	597,980
Atlantic Union Bankshares Corp.	7,743	292,453
Axos Financial, Inc.(a)	6,644	464,615
Banc of California, Inc.	16,735	268,095
BancFirst Corp.	2,937	349,738
Bancorp, Inc.(a)	5,633	343,951
Bank First Corp.	1,203	121,720
Bank of Hawaii Corp.	4,139	308,397
Bank of Marin Bancorp	2,644	66,814
Bank of NT Butterfield & Son Ltd.	6,818	250,152
Bank OZK	13,405	680,840
Bank7 Corp.	1,115	47,900
BankUnited, Inc.	7,693	316,259
Bankwell Financial Group, Inc.	1,238	38,601
Banner Corp.	3,468	245,084
Bar Harbor Bankshares	2,443	77,394
BayCom Corp.	1,959	54,832
BCB Bancorp, Inc.	3,294	35,674
Berkshire Hills Bancorp, Inc.	5,465	160,726
Blue Foundry Bancorp(a)	2,426	23,654
BOK Financial Corp.	3,589	396,297
Bridgewater Bancshares, Inc.(a)	3,937	55,590
Brookline Bancorp, Inc.	7,960	97,351
Burke & Herbert Financial Services Corp., Class C	1,864	119,874
Business First Bancshares, Inc.	3,510	94,735
Byline Bancorp, Inc.	5,033	147,668
Cadence Bank	10,311	362,947
California BanCorp(a)	2,563	42,546
Camden National Corp.	2,933	133,041
Capital Bancorp, Inc.	1,708	52,982
Capital City Bank Group, Inc.	2,262	83,445
Capitol Federal Financial, Inc.	14,735	87,673
Carter Bankshares, Inc.(a)	2,720	47,926
Cathay General Bancorp	6,006	285,225
Central Pacific Financial Corp.	1,814	54,220
Chemung Financial Corp.	924	46,708
ChoiceOne Financial Services, Inc.	1,215	40,715
Citizens & Northern Corp.	2,138	45,604
Citizens Financial Services, Inc.	685	41,949

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
City Holding Co.	1,845	$ 217,950
Civista Bancshares, Inc.	2,942	64,901
CNB Financial Corp.	3,167	80,125
Coastal Financial Corp.(a)	1,453	129,579
Colony Bankcorp, Inc.	3,451	58,149
Columbia Banking System, Inc.	27,700	772,830
Columbia Financial, Inc.(a)	4,215	62,340
Comerica, Inc.	17,004	1,144,709
Commerce Bancshares, Inc.	16,095	1,075,146
Community Financial System, Inc.	6,038	395,670
Community Trust Bancorp, Inc.	2,646	141,587
Community West Bancshares	2,525	49,212
ConnectOne Bancorp, Inc.	5,242	132,832
CrossFirst Bankshares, Inc.(a)	6,344	103,027
Cullen/Frost Bankers, Inc.	7,765	1,082,441
Customers Bancorp, Inc.(a)	2,623	149,459
CVB Financial Corp.	15,847	330,251
Dime Community Bancshares, Inc.	4,923	153,745
Eagle Bancorp, Inc.	2,713	71,108
East West Bancorp, Inc.	17,970	1,850,371
Eastern Bankshares, Inc.	27,175	498,933
Enterprise Bancorp, Inc.	1,544	65,358
Enterprise Financial Services Corp.	5,492	328,641
Equity Bancshares, Inc., Class A	2,338	101,937
Esquire Financial Holdings, Inc.	1,047	93,570
ESSA Bancorp, Inc.	950	19,865
Farmers & Merchants Bancorp, Inc.	1,982	53,851
Farmers National Banc Corp.	6,315	86,894
FB Financial Corp.	4,276	225,816
Fidelity D&D Bancorp, Inc.	913	40,902
Financial Institutions, Inc.	1,783	47,018
First Bancorp, Inc.	2,127	54,962
First BanCorp./Puerto Rico	14,305	296,972
First Bancorp/Southern Pines NC	4,111	181,418
First Bancshares, Inc.	4,304	165,058
First Bank/Hamilton	3,490	53,083
First Busey Corp.	9,132	221,725
First Business Financial Services, Inc.	1,380	71,291
First Commonwealth Financial Corp.	8,601	143,465
First Community Bankshares, Inc.	2,467	106,994
First Financial Bancorp	10,711	300,122
First Financial Bankshares, Inc.	16,817	626,601
First Financial Corp.	1,873	90,260
First Financial Northwest, Inc.	808	17,081
First Foundation, Inc.	7,433	38,280
First Hawaiian, Inc.	20,705	571,872
First Horizon Corp.	70,087	1,534,204
First Internet Bancorp	1,365	44,458
First Interstate BancSystem, Inc., Class A	12,402	408,646
First Merchants Corp.	9,259	411,470
First Mid Bancshares, Inc.	3,478	131,921
First of Long Island Corp.	4,842	62,946
First Western Financial, Inc.(a)	903	19,053
Five Star Bancorp	2,808	85,391
Flagstar Financial, Inc.	33,520	396,542
Flushing Financial Corp.	2,690	37,525
FNB Corp.	51,792	812,616
FS Bancorp, Inc.	1,168	47,234
Fulton Financial Corp.	14,419	293,282
FVCBankcorp, Inc.(a)	1,981	23,911
German American Bancorp, Inc.	4,266	176,314
Glacier Bancorp, Inc.	15,123	751,159
Great Southern Bancorp, Inc.	1,318	77,485
Security	Shares	Value
Banks (continued)
Greene County Bancorp, Inc.	1,059	$ 28,064
Guaranty Bancshares, Inc.	1,469	60,391
Hancock Whitney Corp.	10,864	649,015
Hanmi Financial Corp.	1,558	37,423
HarborOne Bancorp, Inc.	6,107	66,383
HBT Financial, Inc.	2,313	56,252
Heartland Financial USA, Inc.	5,929	383,428
Heritage Commerce Corp.	12,498	121,106
Heritage Financial Corp.	2,711	69,673
Hilltop Holdings, Inc.	7,839	236,581
Hingham Institution For Savings(b)	237	60,494
Home Bancorp, Inc.	1,150	57,730
Home BancShares, Inc.	26,764	808,005
HomeStreet, Inc.(a)	2,373	23,896
HomeTrust Bancshares, Inc.	2,459	90,417
Hope Bancorp, Inc.	13,822	161,165
Horizon Bancorp, Inc.	5,451	91,522
Independent Bank Corp.	6,208	348,457
International Bancshares Corp.	7,824	515,523
Investar Holding Corp.	2,073	39,532
John Marshall Bancorp, Inc.	2,200	41,602
Kearny Financial Corp.	7,547	52,074
Lakeland Financial Corp.	3,122	212,421
LCNB Corp.	2,534	39,176
LINKBANCORP, Inc.	2,736	19,344
Live Oak Bancshares, Inc.	4,395	155,979
Mercantile Bank Corp.	2,374	115,875
Metrocity Bankshares, Inc.	3,148	97,147
Metropolitan Bank Holding Corp.(a)	1,384	88,756
Mid Penn Bancorp, Inc.	2,300	69,276
Middlefield Banc Corp.	1,535	39,772
Midland States Bancorp, Inc.	2,043	39,348
MidWestOne Financial Group, Inc.	3,124	98,812
MVB Financial Corp.	2,086	40,698
National Bank Holdings Corp., Class A	4,697	202,582
National Bankshares, Inc.	695	20,426
NB Bancorp, Inc.(a)	5,978	114,538
NBT Bancorp, Inc.	5,834	277,873
Nicolet Bankshares, Inc.	1,991	223,251
Northeast Bank	947	95,836
Northeast Community Bancorp, Inc.	2,015	49,972
Northfield Bancorp, Inc.	5,627	65,667
Northrim BanCorp, Inc.	791	67,338
Northwest Bancshares, Inc.	13,213	174,544
Norwood Financial Corp.	1,633	43,470
Oak Valley Bancorp	1,328	34,355
OceanFirst Financial Corp.	8,631	155,013
OFG Bancorp	3,760	160,590
Old National Bancorp	41,841	997,908
Old Second Bancorp, Inc.	6,083	114,300
Orange County Bancorp, Inc.	1,782	46,100
Origin Bancorp, Inc.	4,010	152,059
Orrstown Financial Services, Inc.	2,740	99,572
Pacific Premier Bancorp, Inc.	8,415	217,948
Park National Corp.	1,744	295,974
Parke Bancorp, Inc.	2,375	48,070
Pathward Financial, Inc.	2,119	168,948
PCB Bancorp	2,493	48,090
Peapack-Gladstone Financial Corp.	2,330	73,744
Peoples Bancorp of North Carolina, Inc.	565	16,097
Peoples Bancorp, Inc.	5,284	172,523
Peoples Financial Services Corp.	1,280	65,882
Pinnacle Financial Partners, Inc.	9,941	1,240,339
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pioneer Bancorp, Inc./New York(a)	2,062	$ 23,878
Plumas Bancorp	978	44,597
Ponce Financial Group, Inc.(a)	2,258	29,964
Popular, Inc.	9,499	977,827
Preferred Bank/Los Angeles CA	621	56,735
Premier Financial Corp.	5,601	155,876
Primis Financial Corp.	3,932	43,606
Princeton Bancorp, Inc.	1,181	36,044
Prosperity Bancshares, Inc.	12,620	1,009,600
Provident Bancorp, Inc.(a)	1,698	19,884
Provident Financial Services, Inc.	9,877	183,416
QCR Holdings, Inc.	2,635	204,898
RBB Bancorp	3,188	59,966
Red River Bancshares, Inc.	314	17,521
Renasant Corp.	5,368	208,708
Republic Bancorp, Inc., Class A	1,406	92,023
S&T Bancorp, Inc.	3,166	124,867
Sandy Spring Bancorp, Inc.	6,973	235,897
Seacoast Banking Corp. of Florida	7,877	224,101
ServisFirst Bancshares, Inc.	6,095	552,634
Shore Bancshares, Inc.	5,379	87,947
Sierra Bancorp	2,138	64,439
Simmons First National Corp., Class A	12,761	289,930
SmartFinancial, Inc.	2,232	78,700
South Plains Financial, Inc.	2,102	75,525
Southern First Bancshares, Inc.(a)	1,241	45,669
Southern Missouri Bancorp, Inc.	1,328	78,591
Southern States Bancshares, Inc.	1,303	42,843
Southside Bancshares, Inc.	2,682	84,295
SouthState Corp.	12,894	1,361,477
Stellar Bancorp, Inc.	5,946	168,866
Sterling Bancorp, Inc.(a)	2,210	10,409
Stock Yards Bancorp, Inc.	3,786	279,066
Synovus Financial Corp.	19,591	1,105,324
Texas Capital Bancshares, Inc.(a)	6,192	488,858
TFS Financial Corp.	8,591	117,869
Third Coast Bancshares, Inc.(a)	1,374	49,533
Timberland Bancorp, Inc.	1,278	38,366
Tompkins Financial Corp.	1,527	106,997
Towne Bank/Portsmouth VA	10,305	368,610
TriCo Bancshares	5,226	229,265
Triumph Financial, Inc.(a)	2,640	203,438
TrustCo Bank Corp./New York	1,633	52,517
Trustmark Corp.	5,201	195,037
UMB Financial Corp.	6,190	729,807
United Bankshares, Inc.	16,832	648,032
United Community Banks, Inc.	10,412	345,366
Unity Bancorp, Inc.	1,476	71,365
Univest Financial Corp.	4,395	133,564
USCB Financial Holdings, Inc.	1,092	20,726
Valley National Bancorp	60,440	621,323
Veritex Holdings, Inc.	5,506	147,561
Virginia National Bankshares Corp.	1,167	42,549
WaFd, Inc.	8,081	239,844
Washington Trust Bancorp, Inc.	3,466	113,581
Webster Financial Corp.	22,389	1,348,713
WesBanco, Inc.	9,580	335,683
West BanCorp, Inc.	2,424	53,158
Westamerica BanCorp	2,501	129,452
Western Alliance Bancorp	13,943	1,225,171
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	9,104	$ 1,190,894
WSFS Financial Corp.	5,128	287,168
Zions Bancorp NA	18,080	1,046,109
		55,096,308
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,076	269,721
Celsius Holdings, Inc.(a)	22,331	557,828
Coca-Cola Consolidated, Inc.	771	1,054,435
MGP Ingredients, Inc.(b)	1,814	65,540
National Beverage Corp.	2,713	114,082
Primo Brands Corp.(b)	19,980	646,753
Vita Coco Co., Inc.(a)(b)	4,674	174,994
		2,883,353
Biotechnology — 4.9%
2seventy bio, Inc.(a)(b)	4,921	13,090
4D Molecular Therapeutics, Inc.(a)	4,753	26,617
89bio, Inc.(a)	12,309	118,166
Absci Corp.(a)(b)	8,026	29,776
ACADIA Pharmaceuticals, Inc.(a)	14,532	271,167
ACELYRIN, Inc.(a)	12,058	23,754
Achieve Life Sciences, Inc.(a)	3,538	11,569
Acrivon Therapeutics, Inc.(a)	791	4,801
Actinium Pharmaceuticals, Inc.(a)	2,431	2,820
Acumen Pharmaceuticals, Inc.(a)	2,268	3,402
ADC Therapeutics SA(a)	15,186	25,512
ADMA Biologics, Inc.(a)	28,194	455,333
Adverum Biotechnologies, Inc.(a)	2,376	10,027
Aerovate Therapeutics, Inc.(a)(b)	826	2,164
Agenus, Inc.(a)(b)	1,810	6,878
Agios Pharmaceuticals, Inc.(a)	7,297	250,944
Akebia Therapeutics, Inc.(a)	34,364	76,975
Akero Therapeutics, Inc.(a)	8,728	472,010
Aldeyra Therapeutics, Inc.(a)(b)	8,994	47,129
Alector, Inc.(a)(b)	9,387	15,582
Alkermes PLC(a)	20,439	644,442
Allogene Therapeutics, Inc.(a)	13,639	24,550
Altimmune, Inc.(a)(b)	10,771	71,519
ALX Oncology Holdings, Inc.(a)	2,862	4,179
Amicus Therapeutics, Inc.(a)	35,689	341,901
AnaptysBio, Inc.(a)	2,887	51,764
Anavex Life Sciences Corp.(a)(b)	11,204	103,861
Anika Therapeutics, Inc.(a)	1,127	19,227
Annexon, Inc.(a)	12,220	46,925
Apellis Pharmaceuticals, Inc.(a)	13,627	395,319
Apogee Therapeutics, Inc.(a)(b)	4,650	192,324
Applied Therapeutics, Inc.(a)	11,980	7,026
Arbutus Biopharma Corp.(a)	15,170	50,516
Arcellx, Inc.(a)(b)	5,612	382,346
Arcturus Therapeutics Holdings, Inc.(a)(b)	3,681	62,467
Arcus Biosciences, Inc.(a)(b)	7,013	90,468
Arcutis Biotherapeutics, Inc.(a)	13,002	172,146
Ardelyx, Inc.(a)	28,548	153,017
ArriVent Biopharma, Inc.(a)(b)	3,507	100,090
Arrowhead Pharmaceuticals, Inc.(a)	14,803	294,284
ARS Pharmaceuticals, Inc.(a)(b)	6,373	82,976
Artiva Biotherapeutics, Inc.(a)(b)	1,635	8,306
Astria Therapeutics, Inc.(a)	7,000	55,020
Atossa Therapeutics, Inc.(a)	15,938	13,418
Aura Biosciences, Inc.(a)(b)	5,081	39,886
Aurinia Pharmaceuticals, Inc.(a)	17,096	135,913

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Avid Bioservices, Inc.(a)	8,221	$ 102,598
Avidity Biosciences, Inc.(a)	14,444	475,641
Avita Medical, Inc.(a)	4,188	38,111
Beam Therapeutics, Inc.(a)(b)	9,332	241,885
Bicara Therapeutics, Inc.(a)	2,591	32,698
BioCryst Pharmaceuticals, Inc.(a)(b)	25,260	199,554
Biohaven Ltd.(a)	10,752	411,264
Biomea Fusion, Inc.(a)(b)	3,606	15,073
Black Diamond Therapeutics, Inc.(a)(b)	3,824	10,019
Bluebird Bio, Inc.(a)(b)	625	4,844
Blueprint Medicines Corp.(a)	8,115	913,181
Bridgebio Pharma, Inc.(a)	17,882	611,743
C4 Therapeutics, Inc.(a)	5,882	20,411
Cabaletta Bio, Inc.(a)(b)	3,420	8,174
Capricor Therapeutics, Inc.(a)(b)	5,410	81,366
Cardiff Oncology, Inc.(a)(b)	7,264	29,274
CareDx, Inc.(a)	6,286	146,464
Cargo Therapeutics, Inc.(a)	4,399	15,836
Caribou Biosciences, Inc.(a)(b)	7,630	10,911
Cartesian Therapeutics, Inc.(a)(b)	1,749	33,773
Catalyst Pharmaceuticals, Inc.(a)	14,451	326,015
Celcuity, Inc.(a)	4,484	53,584
Celldex Therapeutics, Inc.(a)(b)	7,864	192,589
Century Therapeutics, Inc.(a)(b)	2,020	1,658
CervoMed, Inc.(a)(b)	821	1,855
CG oncology, Inc.(a)	5,793	174,196
Cibus, Inc.(a)(b)	1,824	4,542
Climb Bio, Inc.(a)	2,249	4,273
Cogent Biosciences, Inc.(a)	12,710	118,330
Coherus Biosciences, Inc.(a)(b)	9,807	11,572
Compass Therapeutics, Inc.(a)	16,644	53,594
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	986	9,653
Crinetics Pharmaceuticals, Inc.(a)	11,036	444,751
Cullinan Therapeutics, Inc.(a)(b)	6,455	68,165
Cytokinetics, Inc.(a)(b)	14,819	732,948
Day One Biopharmaceuticals, Inc.(a)	6,612	81,790
Denali Therapeutics, Inc.(a)	16,179	376,971
Design Therapeutics, Inc.(a)	3,449	16,728
Dianthus Therapeutics, Inc.(a)(b)	3,260	72,209
Disc Medicine, Inc.(a)	2,420	135,036
Dynavax Technologies Corp.(a)	16,173	211,058
Dyne Therapeutics, Inc.(a)	10,682	151,898
Editas Medicine, Inc.(a)	6,660	8,725
Elevation Oncology, Inc.(a)	6,812	4,722
Enanta Pharmaceuticals, Inc.(a)	1,765	9,019
Entrada Therapeutics, Inc.(a)(b)	3,141	42,215
Erasca, Inc.(a)(b)	19,210	36,307
Exact Sciences Corp.(a)	23,519	1,318,240
Exelixis, Inc.(a)	36,250	1,201,687
Fate Therapeutics, Inc.(a)	12,442	16,175
Fennec Pharmaceuticals, Inc.(a)	1,521	9,886
Fibrobiologics, Inc.(a)(b)	3,283	5,286
Foghorn Therapeutics, Inc.(a)	2,783	11,661
Generation Bio Co.(a)	3,492	2,710
Geron Corp.(a)	77,971	223,777
Greenwich Lifesciences, Inc.(a)(b)	1,301	16,835
Gyre Therapeutics, Inc.(a)(b)	1,694	19,498
Halozyme Therapeutics, Inc.(a)(b)	15,865	898,594
Heron Therapeutics, Inc.(a)(b)	9,203	15,645
HilleVax, Inc.(a)(b)	3,575	7,043
Humacyte, Inc.(a)(b)	14,451	66,186
Ideaya Biosciences, Inc.(a)	10,221	248,881
IGM Biosciences, Inc.(a)	3,573	5,395
Security	Shares	Value
Biotechnology (continued)
ImmunityBio, Inc.(a)(b)	17,871	$ 61,655
Immunome, Inc.(a)	7,267	80,155
Immunovant, Inc.(a)(b)	7,255	157,724
Inhibrx Biosciences, Inc.(a)	865	11,747
Inmune Bio, Inc.(a)	2,296	23,327
Inovio Pharmaceuticals, Inc.(a)(b)	2,610	5,455
Inozyme Pharma, Inc.(a)	6,179	8,898
Insmed, Inc.(a)	21,650	1,657,957
Intellia Therapeutics, Inc.(a)	12,021	124,057
Invivyd, Inc.(a)	13,567	4,853
Ionis Pharmaceuticals, Inc.(a)	19,747	629,929
Iovance Biotherapeutics, Inc.(a)	34,471	201,655
Ironwood Pharmaceuticals, Inc.(a)	18,530	43,360
iTeos Therapeutics, Inc.(a)	2,302	17,357
Janux Therapeutics, Inc.(a)	3,427	149,006
Jasper Therapeutics, Inc.(a)	2,208	13,380
KalVista Pharmaceuticals, Inc.(a)	6,156	54,850
Keros Therapeutics, Inc.(a)	3,630	41,382
Kiniksa Pharmaceuticals International PLC(a)	5,034	98,666
Kodiak Sciences, Inc.(a)	4,037	25,837
Korro Bio, Inc.(a)	609	20,779
Krystal Biotech, Inc.(a)(b)	3,134	500,625
Kura Oncology, Inc.(a)	9,250	73,167
Kymera Therapeutics, Inc.(a)(b)	6,047	239,401
Kyverna Therapeutics, Inc.(a)	2,121	6,872
Larimar Therapeutics, Inc.(a)	5,058	19,423
LENZ Therapeutics, Inc.(b)	1,490	38,040
Lexeo Therapeutics, Inc.(a)	2,923	15,872
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	6,472
Lineage Cell Therapeutics, Inc.(a)(b)	13,121	7,882
Lyell Immunopharma, Inc.(a)(b)	14,969	8,836
MacroGenics, Inc.(a)	5,789	17,367
Madrigal Pharmaceuticals, Inc.(a)	2,271	760,331
MannKind Corp.(a)	31,931	184,880
MeiraGTx Holdings PLC(a)	6,056	38,092
Mersana Therapeutics, Inc.(a)	12,214	7,437
Metagenomi, Inc.(a)	6,829	18,370
MiMedx Group, Inc.(a)(b)	14,066	122,374
Mineralys Therapeutics, Inc.(a)(b)	4,139	42,632
Mirum Pharmaceuticals, Inc.(a)	5,280	258,086
Monte Rosa Therapeutics, Inc.(a)(b)	5,824	38,788
Myriad Genetics, Inc.(a)	11,054	140,054
Natera, Inc.(a)	14,629	2,588,163
Neurocrine Biosciences, Inc.(a)	12,732	1,932,972
Neurogene, Inc.(a)(b)	1,000	15,850
Nkarta, Inc.(a)	5,860	13,712
Novavax, Inc.(a)(b)	20,269	176,138
Nurix Therapeutics, Inc.(a)	9,044	178,257
Nuvalent, Inc., Class A(a)	4,553	390,693
Ocugen, Inc.(a)(b)	25,320	18,418
Olema Pharmaceuticals, Inc.(a)	6,415	39,196
Organogenesis Holdings, Inc.(a)	10,612	39,052
ORIC Pharmaceuticals, Inc.(a)	8,999	93,770
Outlook Therapeutics, Inc.(a)(b)	639	1,316
Ovid therapeutics, Inc.(a)	5,290	3,509
PepGen, Inc.(a)	1,425	1,838
Perspective Therapeutics, Inc.(a)	7,773	27,594
Praxis Precision Medicines, Inc.(a)	2,100	160,755
Precigen, Inc.(a)	9,098	12,282
Prelude Therapeutics, Inc.(a)	945	1,039
Prime Medicine, Inc.(a)(b)	6,409	17,945
ProKidney Corp.(a)(b)	15,257	25,174
Protagonist Therapeutics, Inc.(a)	7,054	266,641
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Prothena Corp. PLC(a)(b)	5,972	$ 84,982
PTC Therapeutics, Inc.(a)	9,840	451,459
Puma Biotechnology, Inc.(a)	5,546	16,028
Pyxis Oncology, Inc.(a)	5,365	8,423
Q32 Bio, Inc.(a)(b)	514	1,557
RAPT Therapeutics, Inc.(a)	2,497	2,847
Recursion Pharmaceuticals, Inc., Class A(a)(b)	30,280	219,227
REGENXBIO, Inc.(a)	4,766	38,462
Regulus Therapeutics, Inc.(a)(b)	7,671	7,671
Relay Therapeutics, Inc.(a)	16,249	72,633
Renovaro, Inc.(a)(b)	14,883	11,162
Replimune Group, Inc.(a)	8,016	112,064
Revolution Medicines, Inc.(a)	21,036	903,496
Rhythm Pharmaceuticals, Inc.(a)	7,104	422,191
Rigel Pharmaceuticals, Inc.(a)	2,364	51,181
Rocket Pharmaceuticals, Inc.(a)	8,412	90,345
Roivant Sciences Ltd.(a)(b)	53,736	598,082
Sage Therapeutics, Inc.(a)	8,559	62,053
Sana Biotechnology, Inc.(a)(b)	22,442	72,263
Sarepta Therapeutics, Inc.(a)	11,543	1,312,670
Savara, Inc.(a)(b)	11,726	31,660
Scholar Rock Holding Corp.(a)	10,272	414,783
Sera Prognostics, Inc., Class A(a)	2,932	18,970
Shattuck Labs, Inc.(a)	4,618	5,357
Skye Bioscience, Inc.(a)	2,083	6,686
Soleno Therapeutics, Inc.(a)	3,396	170,581
Solid Biosciences, Inc.(a)	2,423	7,705
SpringWorks Therapeutics, Inc.(a)(b)	9,074	340,275
Spyre Therapeutics, Inc.(a)	4,291	98,650
Stoke Therapeutics, Inc.(a)(b)	4,743	54,450
Summit Therapeutics, Inc.(a)(b)	12,042	258,903
Sutro Biopharma, Inc.(a)	14,991	28,783
Syndax Pharmaceuticals, Inc.(a)	10,474	148,417
Tango Therapeutics, Inc.(a)	4,744	14,137
Taysha Gene Therapies, Inc.(a)	27,655	41,482
Tenaya Therapeutics, Inc.(a)	4,128	4,376
TG Therapeutics, Inc.(a)	17,628	558,808
Tourmaline Bio, Inc.(a)	3,182	51,103
Travere Therapeutics, Inc.(a)	9,017	184,488
TScan Therapeutics, Inc.(a)	3,709	9,532
Twist Bioscience Corp.(a)	7,584	397,174
Tyra Biosciences, Inc.(a)	3,517	50,856
Ultragenyx Pharmaceutical, Inc.(a)	11,112	478,149
United Therapeutics Corp.(a)	5,599	1,966,201
Upstream Bio, Inc.(a)(b)	2,349	25,299
UroGen Pharma Ltd.(a)	5,310	58,463
Vanda Pharmaceuticals, Inc.(a)	9,557	42,146
Vaxcyte, Inc.(a)(b)	15,719	1,388,302
Vera Therapeutics, Inc.(a)	5,572	207,724
Veracyte, Inc.(a)	9,922	451,253
Verastem, Inc.(a)	6,853	41,666
Vericel Corp.(a)	6,337	370,968
Verve Therapeutics, Inc.(a)(b)	10,500	79,905
Viking Therapeutics, Inc.(a)(b)	14,071	460,825
Vir Biotechnology, Inc.(a)	12,017	124,977
Viridian Therapeutics, Inc.(a)	9,220	178,684
Voyager Therapeutics, Inc.(a)	6,114	33,321
X4 Pharmaceuticals, Inc.(a)	11,714	8,201
XBiotech, Inc.(a)	2,709	9,373
Xencor, Inc.(a)	8,403	153,607
XOMA Royalty Corp.(a)	777	20,676
Y-mAbs Therapeutics, Inc.(a)(b)	6,196	36,990
Security	Shares	Value
Biotechnology (continued)
Zenas Biopharma, Inc.(a)	2,606	$ 20,900
Zentalis Pharmaceuticals, Inc.(a)(b)	5,730	9,970
Zura Bio Ltd.(a)(b)	5,749	10,808
Zymeworks, Inc.(a)	7,141	104,259
		41,926,311
Broadline Retail — 0.3%
1stdibs.com, Inc.(a)(b)	3,714	14,447
Dillard’s, Inc., Class A(b)	374	175,073
Etsy, Inc.(a)	13,838	759,845
Groupon, Inc.(a)(b)	2,147	22,479
Kohl’s Corp.	13,998	184,914
Macy’s, Inc.	35,622	554,991
Nordstrom, Inc.	13,512	326,990
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,673	855,616
Savers Value Village, Inc.(a)(b)	2,377	26,480
		2,920,835
Building Products — 2.2%
A O Smith Corp.	15,111	1,016,970
AAON, Inc.	8,633	1,004,709
Advanced Drainage Systems, Inc.	8,923	1,078,880
Allegion PLC	11,236	1,491,354
American Woodmark Corp.(a)	1,869	145,520
Apogee Enterprises, Inc.	2,716	138,570
Armstrong World Industries, Inc.	5,565	840,371
AZEK Co., Inc.(a)	18,224	933,616
AZZ, Inc.	3,775	323,857
Caesarstone Ltd.(a)	3,643	16,029
CSW Industrials, Inc.	2,108	695,239
Fortune Brands Innovations, Inc.	15,876	1,137,833
Gibraltar Industries, Inc.(a)	3,680	225,842
Griffon Corp.	4,901	371,349
Hayward Holdings, Inc.(a)	19,267	290,161
Insteel Industries, Inc.	1,591	45,646
Janus International Group, Inc.(a)(b)	17,127	141,983
JELD-WEN Holding, Inc.(a)	10,639	94,900
Lennox International, Inc.	4,129	2,446,102
Masterbrand, Inc.(a)	16,693	289,123
Owens Corning	11,170	2,061,423
Quanex Building Products Corp.	5,367	112,707
Resideo Technologies, Inc.(a)	18,675	420,561
Simpson Manufacturing Co., Inc.	5,223	877,464
Tecnoglass, Inc.	2,736	207,936
Trex Co., Inc.(a)	13,462	980,437
UFP Industries, Inc.	7,764	897,907
Zurn Elkay Water Solutions Corp.	18,193	717,532
		19,004,021
Capital Markets — 3.4%
Acadian Asset Management, Inc.	3,861	96,216
Affiliated Managers Group, Inc.	3,791	712,481
AlTi Global, Inc., Class A(a)(b)	7,870	30,614
Artisan Partners Asset Management, Inc., Class A	5,632	251,694
B Riley Financial, Inc.(b)	1,931	8,892
BGC Group, Inc., Class A	30,872	294,519
Carlyle Group, Inc.	28,517	1,601,515
Cohen & Steers, Inc.	3,510	311,091
Diamond Hill Investment Group, Inc.	428	64,217
DigitalBridge Group, Inc.	21,928	240,550
Donnelley Financial Solutions, Inc.(a)	3,149	208,999
Evercore, Inc., Class A	4,524	1,317,705
FactSet Research Systems, Inc.	4,918	2,333,148
Forge Global Holdings, Inc.(a)(b)	11,095	8,543

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
GCM Grosvenor, Inc., Class A	7,058	$ 95,424
Hamilton Lane, Inc., Class A	4,766	758,652
Houlihan Lokey, Inc.	6,946	1,262,227
Invesco Ltd.	46,926	902,387
Janus Henderson Group PLC	18,232	819,164
Jefferies Financial Group, Inc.	22,929	1,763,011
Lazard, Inc.	14,221	773,196
MarketAxess Holdings, Inc.	4,762	1,050,640
MarketWise, Inc.	1,653	918
Moelis & Co., Class A	5,617	439,755
Morningstar, Inc.	3,392	1,114,747
Open Lending Corp.(a)	11,201	67,766
P10, Inc., Class A	3,292	44,969
Patria Investments Ltd., Class A	8,437	100,316
Perella Weinberg Partners	6,979	180,198
Piper Sandler Cos.	2,251	713,882
PJT Partners, Inc., Class A	3,150	519,656
Robinhood Markets, Inc., Class A(a)	86,040	4,469,778
SEI Investments Co.	12,948	1,121,038
Silvercrest Asset Management Group, Inc., Class A	2,427	44,900
StepStone Group, Inc., Class A	8,590	550,447
Stifel Financial Corp.	13,372	1,549,146
StoneX Group, Inc.(a)	3,827	419,133
TPG, Inc.	10,922	734,504
Value Line, Inc.	72	2,830
Victory Capital Holdings, Inc., Class A	5,685	376,233
Virtu Financial, Inc., Class A	10,214	409,173
Virtus Investment Partners, Inc.	1,080	215,460
WisdomTree, Inc.	16,664	163,141
XP, Inc., Class A	52,350	714,577
		28,857,452
Chemicals — 1.7%
AdvanSix, Inc.	3,189	99,752
American Vanguard Corp.	2,566	15,858
Arcadium Lithium PLC(a)	139,989	803,537
Arq, Inc.(a)	3,077	19,200
Ashland, Inc.	6,547	415,669
ASP Isotopes, Inc.(a)(b)	9,514	54,706
Aspen Aerogels, Inc.(a)	7,118	83,209
Avient Corp.	11,969	513,470
Axalta Coating Systems Ltd.(a)	28,026	1,007,254
Balchem Corp.	4,001	640,000
Cabot Corp.	6,854	592,665
Chemours Co.	20,025	380,275
Core Molding Technologies, Inc.(a)	749	11,063
Ecovyst, Inc.(a)	14,019	108,787
Element Solutions, Inc.	29,116	751,484
FMC Corp.	16,066	896,161
Hawkins, Inc.	2,518	269,199
HB Fuller Co.	7,033	443,993
Huntsman Corp.	22,578	379,988
Ingevity Corp.(a)	4,946	224,301
Innospec, Inc.	3,172	359,546
Intrepid Potash, Inc.(a)	1,016	26,711
Koppers Holdings, Inc.	1,896	56,425
Kronos Worldwide, Inc.	3,945	37,833
LSB Industries, Inc.(a)	7,532	63,570
Mativ Holdings, Inc.	6,628	63,297
Minerals Technologies, Inc.	3,937	301,929
Mosaic Co.	41,493	1,157,240
NewMarket Corp.	887	441,744
Security	Shares	Value
Chemicals (continued)
Northern Technologies International Corp.	1,046	$ 12,385
Olin Corp.	15,214	445,618
Orion SA	7,064	98,543
Perimeter Solutions, Inc.(a)	18,415	230,188
PureCycle Technologies, Inc.(a)(b)	15,208	141,586
Quaker Chemical Corp.	1,730	244,241
Rayonier Advanced Materials, Inc.(a)	7,558	60,464
RPM International, Inc.	16,593	2,100,674
Scotts Miracle-Gro Co.	5,245	372,185
Sensient Technologies Corp.	5,552	419,232
Stepan Co.	2,581	163,610
Tronox Holdings PLC	15,148	155,570
Valhi, Inc.	190	3,965
		14,667,127
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	8,247	440,060
ACCO Brands Corp.	11,796	62,047
ACV Auctions, Inc., Class A(a)	19,288	408,134
Aris Water Solution, Inc., Class A	3,970	101,354
BrightView Holdings, Inc.(a)	7,447	117,365
Brink’s Co.	5,728	534,594
Casella Waste Systems, Inc., Class A(a)	7,508	807,410
CECO Environmental Corp.(a)	3,587	101,584
Cimpress PLC(a)	2,096	139,342
Clean Harbors, Inc.(a)(b)	6,624	1,543,392
CompX International, Inc.	59	1,446
CoreCivic, Inc.(a)	14,440	295,442
Deluxe Corp.	5,791	134,293
Driven Brands Holdings, Inc.(a)	7,173	118,426
Ennis, Inc.	2,654	55,071
Enviri Corp.(a)	10,177	97,496
GEO Group, Inc.(a)	15,921	501,671
Healthcare Services Group, Inc.(a)	8,751	97,049
HNI Corp.	6,334	315,750
Interface, Inc.	7,010	173,568
LanzaTech Global, Inc.(a)	13,278	12,507
Liquidity Services, Inc.(a)(b)	2,711	93,936
Matthews International Corp., Class A	3,785	105,942
MillerKnoll, Inc.	8,575	192,423
Montrose Environmental Group, Inc.(a)(b)	4,398	91,566
MSA Safety, Inc.	4,580	754,463
NL Industries, Inc.	244	1,879
OPENLANE, Inc.(a)(b)	13,026	264,558
Perma-Fix Environmental Services, Inc.(a)	1,537	15,724
Pitney Bowes, Inc.	8,042	71,654
Quad/Graphics, Inc.	5,703	38,324
Quest Resource Holding Corp.(a)	2,022	11,829
Steelcase, Inc., Class A	11,703	134,350
Tetra Tech, Inc.	33,639	1,237,915
UniFirst Corp.	1,936	414,924
Vestis Corp.	17,486	244,454
Viad Corp.(a)	2,378	93,931
Virco Mfg. Corp.	1,166	12,709
VSE Corp.	2,259	231,209
		10,069,791
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(a)	9,587	99,417
Applied Optoelectronics, Inc.(a)	5,316	148,423
Aviat Networks, Inc.(a)	1,096	20,879
Calix, Inc.(a)	7,841	311,131
Ciena Corp.(a)	18,513	1,613,223
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Clearfield, Inc.(a)	1,347	$ 49,152
CommScope Holding Co., Inc.(a)	27,606	139,410
Digi International, Inc.(a)	4,551	142,219
Extreme Networks, Inc.(a)	16,707	264,138
F5, Inc.(a)	7,491	2,226,775
Harmonic, Inc.(a)	15,382	173,509
Infinera Corp.(a)(b)	24,988	165,421
Juniper Networks, Inc.	42,069	1,466,525
Lumentum Holdings, Inc.(a)	8,655	736,194
NETGEAR, Inc.(a)	3,603	99,623
NetScout Systems, Inc.(a)	8,668	206,645
Ribbon Communications, Inc.(a)	11,763	48,228
Ubiquiti, Inc.	495	199,752
Viasat, Inc.(a)	15,176	145,993
Viavi Solutions, Inc.(a)(b)	28,876	347,667
		8,604,324
Construction & Engineering — 2.0%
AECOM	17,127	1,805,871
Ameresco, Inc., Class A(a)	4,163	94,209
API Group Corp.(a)	29,622	1,130,079
Arcosa, Inc.	6,119	619,855
Argan, Inc.	1,684	230,371
Bowman Consulting Group Ltd.(a)(b)	1,373	34,915
Centuri Holdings, Inc.(a)	2,632	58,641
Comfort Systems USA, Inc.	4,492	1,961,881
Concrete Pumping Holdings, Inc.	4,872	41,217
Construction Partners, Inc., Class A(a)(b)	5,430	436,572
Dycom Industries, Inc.(a)	3,572	675,680
EMCOR Group, Inc.	5,850	2,621,151
Everus Construction Group, Inc.(a)	6,617	455,316
Fluor Corp.(a)	22,120	1,066,405
Granite Construction, Inc.	5,612	494,642
Great Lakes Dredge & Dock Corp.(a)	8,718	95,811
IES Holdings, Inc.(a)(b)	1,110	245,621
Limbach Holdings, Inc.(a)	1,328	122,813
MasTec, Inc.(a)	8,054	1,168,555
Matrix Service Co.(a)	2,575	34,917
MYR Group, Inc.(a)	1,993	282,149
Northwest Pipe Co.(a)	1,028	49,714
Orion Group Holdings, Inc.(a)	5,778	45,531
Primoris Services Corp.	6,807	522,573
Sterling Infrastructure, Inc.(a)	3,769	536,781
Tutor Perini Corp.(a)	5,484	132,110
Valmont Industries, Inc.	2,482	823,428
WillScot Holdings Corp.(a)(b)	22,922	849,489
		16,636,297
Construction Materials — 0.3%
Eagle Materials, Inc.	4,255	1,092,429
Knife River Corp.(a)	7,173	742,979
Smith-Midland Corp.(a)(b)	588	23,538
Summit Materials, Inc., Class A(a)	15,167	793,386
U.S. Lime & Minerals, Inc.	1,254	138,667
		2,790,999
Consumer Finance — 1.1%
Ally Financial, Inc.	35,127	1,368,899
Atlanticus Holdings Corp.(a)	789	46,922
Bread Financial Holdings, Inc.	3,807	241,097
Consumer Portfolio Services, Inc.(a)	679	8,053
Credit Acceptance Corp.(a)	777	394,537
Dave, Inc.(a)	990	94,862
Security	Shares	Value
Consumer Finance (continued)
Encore Capital Group, Inc.(a)	3,093	$ 153,104
Enova International, Inc.(a)	3,289	369,420
FirstCash Holdings, Inc.	4,930	538,109
Green Dot Corp., Class A(a)	3,218	28,544
LendingClub Corp.(a)	13,861	186,985
LendingTree, Inc.(a)	1,624	72,966
Medallion Financial Corp.	2,587	23,154
Moneylion, Inc.(a)(b)	1,076	93,590
Navient Corp.	12,160	166,227
Nelnet, Inc., Class A	1,917	211,196
NerdWallet, Inc., Class A(a)	5,312	75,855
OneMain Holdings, Inc.	15,186	843,430
OppFi, Inc.	4,132	56,650
PRA Group, Inc.(a)	4,960	109,666
PROG Holdings, Inc.	5,133	219,436
Regional Management Corp.	1,483	53,077
SLM Corp.	26,193	731,047
SoFi Technologies, Inc.(a)	135,434	2,137,149
Upstart Holdings, Inc.(a)	10,034	649,651
World Acceptance Corp.(a)	424	59,852
		8,933,478
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	54,481	1,092,344
Andersons, Inc.	4,194	170,905
BJ’s Wholesale Club Holdings, Inc.(a)	16,915	1,675,431
Casey’s General Stores, Inc.	4,737	1,997,924
Chefs’ Warehouse, Inc.(a)	4,317	232,514
Grocery Outlet Holding Corp.(a)	11,738	190,038
Guardian Pharmacy Services, Inc.(a)	1,096	25,000
HF Foods Group, Inc.(a)	2,550	6,783
Ingles Markets, Inc., Class A	1,778	117,739
Maplebear, Inc.(a)(b)	21,299	1,028,316
Natural Grocers by Vitamin Cottage, Inc.	1,357	59,084
Performance Food Group Co.(a)	19,671	1,776,488
PriceSmart, Inc.	3,273	297,745
SpartanNash Co.	5,174	94,322
Sprouts Farmers Market, Inc.(a)	12,785	2,024,377
U.S. Foods Holding Corp.(a)	29,589	2,098,748
United Natural Foods, Inc.(a)	7,193	213,920
Village Super Market, Inc., Class A	767	26,162
Weis Markets, Inc.	1,841	124,378
		13,252,218
Containers & Packaging — 1.8%
AptarGroup, Inc.	8,535	1,341,275
Ardagh Metal Packaging SA	18,637	51,625
Avery Dennison Corp.	10,393	1,930,292
Berry Global Group, Inc.	14,754	1,002,092
Crown Holdings, Inc.	15,136	1,329,849
Graphic Packaging Holding Co.	38,282	1,050,075
Greif, Inc., Class A	3,620	221,616
Greif, Inc., Class B	651	41,254
Myers Industries, Inc.	4,354	52,422
O-I Glass, Inc.(a)	19,295	230,382
Packaging Corp. of America	11,512	2,448,142
Pactiv Evergreen, Inc.	5,457	96,807
Ranpak Holdings Corp.(a)	7,379	54,014
Sealed Air Corp.	12,284	427,852
Silgan Holdings, Inc.	10,575	581,837
Smurfit WestRock PLC	66,382	3,524,220

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	12,520	$ 596,453
TriMas Corp.	4,849	117,831
		15,098,038
Distributors — 0.2%
A-Mark Precious Metals, Inc.	2,474	69,693
GigaCloud Technology, Inc., Class A(a)(b)	2,200	46,904
Pool Corp.	4,714	1,622,794
Weyco Group, Inc.	661	23,624
		1,763,015
Diversified Consumer Services — 1.2%
ADT, Inc.	41,545	319,066
Adtalem Global Education, Inc.(a)	4,807	514,974
American Public Education, Inc.(a)	2,577	57,132
Bright Horizons Family Solutions, Inc.(a)	7,447	913,002
Carriage Services, Inc.	1,857	76,044
Chegg, Inc.(a)	10,712	16,497
Coursera, Inc.(a)	17,707	136,521
Duolingo, Inc., Class A(a)	4,758	1,731,864
European Wax Center, Inc., Class A(a)	3,136	21,168
Frontdoor, Inc.(a)	9,791	586,285
Graham Holdings Co., Class B	422	391,962
Grand Canyon Education, Inc.(a)	3,604	633,007
H&R Block, Inc.	17,784	983,633
KinderCare Learning Cos., Inc.(a)	3,769	78,169
Laureate Education, Inc.(a)	16,367	306,390
Lincoln Educational Services Corp.(a)	3,747	61,151
Mister Car Wash, Inc.(a)	12,201	97,852
Nerdy, Inc.(a)	6,648	12,099
OneSpaWorld Holdings Ltd.	12,491	266,808
Perdoceo Education Corp.	5,506	158,463
Service Corp. International	17,703	1,382,958
Strategic Education, Inc.	2,695	264,730
Stride, Inc.(a)	5,349	721,580
Udemy, Inc.(a)	12,567	94,001
Universal Technical Institute, Inc.(a)	4,972	136,382
		9,961,738
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	9,950	177,608
Alpine Income Property Trust, Inc.	860	14,500
American Assets Trust, Inc.	6,065	147,258
Armada Hoffler Properties, Inc.	8,106	79,277
Broadstone Net Lease, Inc.	24,810	390,509
CTO Realty Growth, Inc.	3,266	64,112
Empire State Realty Trust, Inc., Class A	15,963	152,606
Essential Properties Realty Trust, Inc.	21,875	702,187
Gladstone Commercial Corp.	5,040	81,698
Global Net Lease, Inc.	25,009	179,815
NexPoint Diversified Real Estate Trust	3,673	20,312
One Liberty Properties, Inc.	1,878	48,208
		2,058,090
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,039	29,684
AST SpaceMobile, Inc.(a)(b)	16,065	325,156
ATN International, Inc.	2,113	32,857
Bandwidth, Inc., Class A(a)	3,402	60,454
Cogent Communications Holdings, Inc.	5,623	423,637
Frontier Communications Parent, Inc.(a)	31,478	1,125,653
Globalstar, Inc.(a)	89,103	136,328
IDT Corp., Class B	1,688	79,640
Iridium Communications, Inc.	14,192	408,020
Security	Shares	Value
Diversified Telecommunication Services (continued)
Liberty Global Ltd., Class A(a)	19,998	$ 230,177
Liberty Global Ltd., Class C(a)	21,591	253,262
Liberty Latin America Ltd., Class A(a)	6,235	38,532
Liberty Latin America Ltd., Class C(a)(b)	13,469	82,565
Lumen Technologies, Inc.(a)	129,700	640,718
Shenandoah Telecommunications Co.	5,310	57,348
		3,924,031
Electric Utilities — 1.0%
ALLETE, Inc.	7,464	489,788
Genie Energy Ltd., Class B	1,759	25,207
Hawaiian Electric Industries, Inc.(a)	22,757	207,999
IDACORP, Inc.	6,927	761,554
MGE Energy, Inc.	4,612	414,388
NRG Energy, Inc.	26,476	2,712,201
OGE Energy Corp.	26,680	1,126,696
Otter Tail Corp.	5,276	406,463
Pinnacle West Capital Corp.	15,017	1,305,878
Portland General Electric Co.	13,754	565,840
TXNM Energy, Inc.	11,317	547,177
		8,563,191
Electrical Equipment — 1.2%
Acuity Brands, Inc.	3,914	1,300,975
Allient, Inc.	2,002	50,471
American Superconductor Corp.(a)	4,464	117,269
Array Technologies, Inc.(a)	21,651	158,702
Atkore, Inc.	4,451	362,490
Blink Charging Co.(a)(b)	10,333	12,606
Bloom Energy Corp., Class A(a)(b)	26,014	613,410
ChargePoint Holdings, Inc.(a)(b)	41,379	39,815
Energy Vault Holdings, Inc.(a)	17,067	29,697
EnerSys	5,063	491,465
Enovix Corp.(a)(b)	21,556	259,965
Fluence Energy, Inc.(a)(b)	7,415	96,469
Freyr Battery, Inc.(a)(b)	10,772	20,251
FuelCell Energy, Inc.(a)(b)	1,178	9,047
Generac Holdings, Inc.(a)	7,601	1,135,057
GrafTech International Ltd.(a)	28,828	43,242
LSI Industries, Inc.	3,528	74,335
NANO Nuclear Energy, Inc.(a)(b)	852	32,904
Net Power, Inc.(a)(b)	4,000	34,360
NEXTracker, Inc., Class A(a)	18,480	931,762
NuScale Power Corp.(a)(b)	10,557	251,679
nVent Electric PLC	20,911	1,361,097
Plug Power, Inc.(a)(b)	100,860	187,600
Powell Industries, Inc.	1,227	294,210
Preformed Line Products Co.	205	30,840
Regal Rexnord Corp.	8,532	1,354,284
Sensata Technologies Holding PLC	19,084	518,322
SES AI Corp.(a)(b)	12,887	15,207
Shoals Technologies Group, Inc., Class A(a)	19,585	93,616
Stem, Inc.(a)(b)	12,417	7,533
Sunrun, Inc.(a)(b)	29,022	262,649
Thermon Group Holdings, Inc.(a)	3,855	106,706
TPI Composites, Inc.(a)(b)	3,470	5,656
Ultralife Corp.(a)	1,670	12,659
Vicor Corp.(a)	2,721	139,152
		10,455,502
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)	1,646	4,115
Advanced Energy Industries, Inc.	4,745	546,055
Aeva Technologies, Inc.(a)(b)	1,602	6,792
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.(a)	11,696	$ 136,960
Arrow Electronics, Inc.(a)	6,965	811,771
Avnet, Inc.	11,846	611,964
Badger Meter, Inc.	3,732	798,312
Bel Fuse, Inc., Class A	212	17,513
Bel Fuse, Inc., Class B	1,269	102,916
Belden, Inc.	5,130	597,491
Benchmark Electronics, Inc.	4,482	191,202
Climb Global Solutions, Inc.	553	70,082
Cognex Corp.	21,514	858,409
Coherent Corp.(a)	15,909	1,439,605
Crane NXT Co.	6,452	412,734
CTS Corp.	3,542	180,961
Daktronics, Inc.(a)	4,969	81,541
ePlus, Inc.(a)(b)	3,517	281,008
Evolv Technologies Holdings, Inc.(a)	14,439	57,900
Fabrinet(a)	4,598	994,134
FARO Technologies, Inc.(a)	2,474	78,475
Ingram Micro Holding Corp.(a)	2,715	63,314
Insight Enterprises, Inc.(a)	3,535	610,671
IPG Photonics Corp.(a)	3,422	250,935
Itron, Inc.(a)	5,742	616,461
Jabil, Inc.	14,238	2,312,394
Kimball Electronics, Inc.(a)	3,175	57,721
Knowles Corp.(a)	10,605	200,753
Lightwave Logic, Inc.(a)(b)	12,360	22,248
Littelfuse, Inc.	3,058	728,905
Methode Electronics, Inc.	4,402	49,831
MicroVision, Inc.(a)(b)	42,237	67,157
Mirion Technologies, Inc.(a)	27,234	431,387
Napco Security Technologies, Inc.	4,339	159,241
nLight, Inc.(a)(b)	5,786	64,630
Novanta, Inc.(a)	4,472	669,280
OSI Systems, Inc.(a)	2,051	402,898
Ouster, Inc.(a)	6,886	68,585
PAR Technology Corp.(a)	4,438	322,154
PC Connection, Inc.	1,679	124,615
Plexus Corp.(a)	3,441	487,624
Powerfleet, Inc.(a)	12,048	71,204
Richardson Electronics Ltd.	1,153	15,220
Rogers Corp.(a)	2,398	223,134
Sanmina Corp.(a)(b)	6,817	570,787
ScanSource, Inc.(a)	3,181	133,125
SmartRent, Inc.(a)	31,790	46,731
TD SYNNEX Corp.	9,862	1,405,434
TTM Technologies, Inc.(a)	12,001	295,105
Vishay Intertechnology, Inc.	16,640	281,715
Vishay Precision Group, Inc.(a)	1,053	24,535
Vontier Corp.(b)	19,255	742,280
		19,800,014
Energy Equipment & Services — 1.2%
Archrock, Inc.	21,902	615,227
Atlas Energy Solutions, Inc.(b)	9,222	211,737
Borr Drilling Ltd.(b)	28,325	98,288
Bristow Group, Inc.(a)	3,169	105,750
Cactus, Inc., Class A	8,144	486,278
ChampionX Corp.	24,207	693,289
Core Laboratories, Inc.	5,884	99,851
DMC Global, Inc.(a)	1,449	11,795
Expro Group Holdings NV(a)	11,474	144,917
Forum Energy Technologies, Inc.(a)	870	15,764
Security	Shares	Value
Energy Equipment & Services (continued)
Geospace Technologies Corp.(a)	1,878	$ 17,071
Helix Energy Solutions Group, Inc.(a)	17,261	138,433
Helmerich & Payne, Inc.	12,678	400,498
Innovex International, Inc.(a)	4,136	64,439
Kodiak Gas Services, Inc.	3,959	185,202
Liberty Energy, Inc.	20,982	384,180
Mammoth Energy Services, Inc.(a)	3,130	9,359
Nabors Industries Ltd.(a)	1,115	63,800
Natural Gas Services Group, Inc.(a)	971	25,411
Noble Corp. PLC	17,817	571,035
NOV, Inc.	49,974	722,124
NPK International, Inc.(a)	10,168	70,363
Oceaneering International, Inc.(a)	13,386	332,642
Oil States International, Inc.(a)	9,214	46,807
Patterson-UTI Energy, Inc.	49,031	395,680
ProFrac Holding Corp., Class A(a)(b)	1,901	13,820
ProPetro Holding Corp.(a)(b)	10,751	95,469
Ranger Energy Services, Inc., Class A	1,414	23,175
RPC, Inc.	12,084	74,075
SEACOR Marine Holdings, Inc.(a)	2,135	14,475
Seadrill Ltd.(a)	9,381	339,217
Select Water Solutions, Inc.	10,810	135,125
Solaris Energy Infrastructure, Inc.	3,187	86,973
TechnipFMC PLC	55,465	1,666,723
TETRA Technologies, Inc.(a)(b)	13,277	55,100
Tidewater, Inc.(a)	6,415	353,531
Transocean Ltd.(a)(b)	88,717	347,771
Valaris Ltd.(a)	7,902	378,822
Weatherford International PLC	9,323	586,883
		10,081,099
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	40,615	126,313
Atlanta Braves Holdings, Inc., Class A(a)	951	40,598
Atlanta Braves Holdings, Inc., Class C(a)	6,434	249,317
Cinemark Holdings, Inc.(a)	14,098	403,626
Eventbrite, Inc., Class A(a)	13,436	42,592
Golden Matrix Group, Inc.(a)	6,870	11,851
IMAX Corp.(a)	5,139	121,023
Liberty Media Corp.-Liberty Live, Class A(a)	2,827	203,459
Liberty Media Corp.-Liberty Live, Class C(a)	5,984	440,363
Lions Gate Entertainment Corp., Class A(a)(b)	6,970	54,715
Lions Gate Entertainment Corp., Class B(a)	15,626	109,695
LiveOne, Inc.(a)	10,872	15,764
Madison Square Garden Entertainment Corp.(a)	4,641	168,654
Madison Square Garden Sports Corp.(a)	2,238	492,069
Marcus Corp.	2,785	56,034
Playstudios, Inc.(a)	19,532	34,181
Playtika Holding Corp.	9,837	70,531
Reservoir Media, Inc.(a)	1,932	16,055
Roku, Inc.(a)	16,122	1,334,257
Sphere Entertainment Co., Class A(a)	3,355	156,343
TKO Group Holdings, Inc.(a)	10,123	1,571,191
Vivid Seats, Inc., Class A(a)(b)	12,725	54,717
		5,773,348
Financial Services — 2.5%
Acacia Research Corp.(a)	3,963	17,279
Affirm Holdings, Inc.(a)	33,146	2,024,226
Alerus Financial Corp.	3,558	75,216
AvidXchange Holdings, Inc.(a)	23,717	251,400
Banco Latinoamericano de Comercio Exterior SA	3,931	148,513
Burford Capital Ltd.	26,048	365,714

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Cannae Holdings, Inc.	7,340	$ 145,038
Cantaloupe, Inc.(a)	7,387	60,130
Cass Information Systems, Inc.	1,964	80,897
Compass Diversified Holdings	8,418	178,882
Enact Holdings, Inc.	4,632	156,469
Equitable Holdings, Inc.	29,699	1,616,220
Essent Group Ltd.	13,714	798,840
Euronet Worldwide, Inc.(a)	5,540	545,690
EVERTEC, Inc.	8,046	261,254
Federal Agricultural Mortgage Corp., Class C	1,309	258,894
Flywire Corp.(a)	15,836	306,110
HA Sustainable Infrastructure Capital, Inc.	14,478	405,529
I3 Verticals, Inc., Class A(a)	2,900	72,181
International Money Express, Inc.(a)	3,934	74,392
Jack Henry & Associates, Inc.	9,485	1,651,244
Jackson Financial, Inc., Class A	7,048	664,203
Marqeta, Inc., Class A(a)	58,420	224,917
Merchants Bancorp	2,478	103,902
MGIC Investment Corp.	34,320	876,533
Mr. Cooper Group, Inc.(a)	8,224	853,733
NCR Atleos Corp.(a)	9,521	303,339
NewtekOne, Inc.	3,904	51,845
NMI Holdings, Inc.(a)	10,827	418,139
Onity Group, Inc.(a)	650	23,478
Pagseguro Digital Ltd., Class A(a)	23,150	172,467
Payoneer Global, Inc.(a)	29,100	308,460
Paysafe Ltd.(a)	4,324	83,886
Paysign, Inc.(a)	5,335	14,191
PennyMac Financial Services, Inc.	3,718	389,237
Priority Technology Holdings, Inc.(a)	4,372	41,534
Radian Group, Inc.	20,905	711,188
Remitly Global, Inc.(a)	19,108	449,038
Repay Holdings Corp.(a)(b)	11,424	85,337
Sezzle, Inc.(a)	285	66,693
Shift4 Payments, Inc., Class A(a)	7,909	947,894
StoneCo Ltd., Class A(a)	38,174	350,056
Toast, Inc., Class A(a)	57,943	2,371,028
UWM Holdings Corp.	15,468	93,272
Velocity Financial, Inc.(a)	1,622	30,072
Voya Financial, Inc.	12,917	916,978
Walker & Dunlop, Inc.	4,326	415,599
Waterstone Financial, Inc.	3,521	48,379
Western Union Co.	23,600	243,552
WEX, Inc.(a)	4,957	911,543
		21,664,611
Food Products — 0.9%
Alico, Inc.(b)	665	20,542
B&G Foods, Inc.	11,206	72,615
Beyond Meat, Inc.(a)(b)	11,476	45,445
BRC, Inc.(a)(b)	5,907	16,008
Calavo Growers, Inc.	2,445	55,966
Cal-Maine Foods, Inc.	5,247	566,151
Darling Ingredients, Inc.(a)(b)	19,831	742,869
Dole PLC	9,347	127,306
Flowers Foods, Inc.	24,266	474,400
Fresh Del Monte Produce, Inc.	4,122	125,680
Freshpet, Inc.(a)	5,979	956,341
Hain Celestial Group, Inc.(a)	12,777	64,652
Ingredion, Inc.	8,366	1,141,457
J & J Snack Foods Corp.	1,818	249,484
John B Sanfilippo & Son, Inc.	1,012	73,208
Security	Shares	Value
Food Products (continued)
Lancaster Colony Corp.	2,310	$ 389,789
Lifeway Foods, Inc.(a)	950	21,888
Limoneira Co.	1,676	38,649
Mama’s Creations, Inc.(a)	2,694	20,744
Mission Produce, Inc.(a)	6,805	80,912
Pilgrim’s Pride Corp.(a)	5,622	261,648
Post Holdings, Inc.(a)	6,009	637,915
Seaboard Corp.	34	82,904
Seneca Foods Corp., Class A(a)	468	34,122
Simply Good Foods Co.(a)	11,549	438,862
SunOpta, Inc.(a)(b)	11,109	81,429
TreeHouse Foods, Inc.(a)(b)	5,771	199,215
Utz Brands, Inc.	7,976	106,559
Vital Farms, Inc.(a)	4,566	200,333
Westrock Coffee Co.(a)(b)	2,565	17,852
WK Kellogg Co.	8,010	132,886
		7,477,831
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.(b)	15,026	626,885
Chesapeake Utilities Corp.	2,469	301,835
MDU Resources Group, Inc.	26,592	473,869
National Fuel Gas Co.	11,777	824,743
New Jersey Resources Corp.	12,605	604,410
Northwest Natural Holding Co.	4,573	182,554
ONE Gas, Inc.	7,147	504,864
RGC Resources, Inc.	698	14,847
Southwest Gas Holdings, Inc.	7,654	571,601
Spire, Inc.	7,219	512,260
UGI Corp.	27,676	850,484
		5,468,352
Ground Transportation — 1.1%
ArcBest Corp.	3,133	299,546
Avis Budget Group, Inc.(a)	2,435	218,420
Covenant Logistics Group, Inc.	1,554	43,061
FTAI Infrastructure, Inc.	13,923	97,739
Heartland Express, Inc.	5,677	64,945
Hertz Global Holdings, Inc.(a)(b)	18,416	76,058
Knight-Swift Transportation Holdings, Inc.	19,918	1,137,119
Landstar System, Inc.	4,322	711,661
Lyft, Inc., Class A(a)	47,371	641,403
Marten Transport Ltd.	6,493	99,992
PAMT Corp.(a)	732	11,719
Proficient Auto Logistics, Inc.(a)(b)	1,459	14,357
RXO, Inc.(a)(b)	19,762	506,895
Ryder System, Inc.	5,422	864,321
Saia, Inc.(a)	3,364	1,615,090
Schneider National, Inc., Class B	5,684	169,099
U-Haul Holding Co.(a)(b)	967	70,465
U-Haul Holding Co.	12,629	817,601
Universal Logistics Holdings, Inc.	1,167	51,605
Werner Enterprises, Inc.	7,936	286,490
XPO, Inc.(a)	14,644	1,957,464
		9,755,050
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	8,603	19,185
Alphatec Holdings, Inc.(a)	12,523	147,646
AngioDynamics, Inc.(a)	3,971	45,309
Artivion, Inc.(a)	4,890	151,394
AtriCure, Inc.(a)	6,391	254,809
Avanos Medical, Inc.(a)	5,529	95,209
Axogen, Inc.(a)	5,579	101,594
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Bioventus, Inc., Class A(a)	5,741	$ 61,314
Ceribell, Inc.(a)	1,610	37,046
Cerus Corp.(a)	29,178	54,563
CONMED Corp.	3,733	267,955
CVRx, Inc.(a)(b)	2,551	40,765
DENTSPLY SIRONA, Inc.	26,140	516,526
Embecta Corp.	7,433	133,274
Enovis Corp.(a)(b)	6,785	318,759
Envista Holdings Corp.(a)	22,296	457,514
Fractyl Health, Inc.(a)	7,201	13,250
Glaukos Corp.(a)	6,271	981,035
Globus Medical, Inc., Class A(a)(b)	14,111	1,308,372
Haemonetics Corp.(a)(b)	6,313	435,913
ICU Medical, Inc.(a)(b)	2,749	451,826
Inari Medical, Inc.(a)	6,716	535,064
Inmode Ltd.(a)	9,475	163,065
Inogen, Inc.(a)	4,897	57,246
Inspire Medical Systems, Inc.(a)	3,803	735,880
Integer Holdings Corp.(a)(b)	4,179	594,337
Integra LifeSciences Holdings Corp.(a)	9,183	239,676
iRadimed Corp.	566	33,513
iRhythm Technologies, Inc.(a)	4,069	442,911
Lantheus Holdings, Inc.(a)	8,825	816,401
LeMaitre Vascular, Inc.	2,389	231,566
LivaNova PLC(a)	7,072	353,246
Masimo Corp.(a)	5,482	955,129
Merit Medical Systems, Inc.(a)	7,032	765,644
Neogen Corp.(a)	28,111	322,152
NeuroPace, Inc.(a)	2,497	34,359
Nevro Corp.(a)	2,986	15,139
Novocure Ltd.(a)	13,706	336,071
Omnicell, Inc.(a)	6,104	274,619
OraSure Technologies, Inc.(a)	6,323	25,418
Orchestra BioMed Holdings, Inc.(a)	1,935	10,139
Orthofix Medical, Inc.(a)	3,713	68,059
OrthoPediatrics Corp.(a)	2,598	62,352
Paragon 28, Inc.(a)	5,956	77,547
Penumbra, Inc.(a)	4,681	1,249,687
PROCEPT BioRobotics Corp.(a)(b)	5,650	409,625
Pulmonx Corp.(a)	7,020	39,874
Pulse Biosciences, Inc.(a)(b)	2,306	48,265
QuidelOrtho Corp.(a)	7,821	339,901
RxSight, Inc.(a)	4,401	149,062
Sanara Medtech, Inc.(a)(b)	346	12,570
Semler Scientific, Inc.(a)(b)	568	29,513
SI-BONE, Inc.(a)	5,415	90,755
Sight Sciences, Inc.(a)	4,854	13,591
STAAR Surgical Co.(a)(b)	5,977	144,584
Stereotaxis, Inc.(a)	9,381	22,702
Surmodics, Inc.(a)	1,551	52,796
Tactile Systems Technology, Inc.(a)	2,279	39,905
Tandem Diabetes Care, Inc.(a)(b)	8,591	318,382
Teleflex, Inc.	5,998	1,081,080
TransMedics Group, Inc.(a)	4,189	282,967
Treace Medical Concepts, Inc.(a)	6,856	68,903
UFP Technologies, Inc.(a)	873	239,778
Utah Medical Products, Inc.	250	15,308
Varex Imaging Corp.(a)	4,746	65,210
Zimvie, Inc.(a)	3,219	44,551
Zynex, Inc.(a)(b)	1,666	13,061
		17,814,861
Security	Shares	Value
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	11,683	$ 527,020
Accolade, Inc.(a)	12,562	86,552
AdaptHealth Corp.(a)	12,206	132,069
Addus HomeCare Corp.(a)	2,065	258,455
agilon health, Inc.(a)(b)	43,588	145,584
AirSculpt Technologies, Inc.(a)(b)	1,598	7,654
Alignment Healthcare, Inc.(a)	12,759	196,361
Amedisys, Inc.(a)	3,883	359,177
AMN Healthcare Services, Inc.(a)	4,702	129,399
Ardent Health Partners, Inc.(a)(b)	1,111	16,665
Astrana Health, Inc.(a)	5,128	189,069
Aveanna Healthcare Holdings, Inc.(a)	8,740	40,204
BrightSpring Health Services, Inc.(a)(b)	6,413	151,347
Brookdale Senior Living, Inc.(a)	23,517	108,884
Castle Biosciences, Inc.(a)	3,479	98,351
Chemed Corp.	1,850	1,039,700
Community Health Systems, Inc.(a)	20,266	64,851
Concentra Group Holdings Parent, Inc.	13,509	314,895
CorVel Corp.(a)	3,334	386,244
Cross Country Healthcare, Inc.(a)	4,745	86,454
DaVita, Inc.(a)	6,116	1,077,639
DocGo, Inc.(a)(b)	11,752	57,467
Encompass Health Corp.	12,791	1,269,763
Enhabit, Inc.(a)	7,209	60,556
Ensign Group, Inc.	6,962	972,313
Fulgent Genetics, Inc.(a)	1,832	30,484
GeneDx Holdings Corp.(a)	1,886	141,167
Guardant Health, Inc.(a)	14,966	703,103
HealthEquity, Inc.(a)(b)	10,921	1,205,897
Henry Schein, Inc.(a)(b)	16,269	1,301,520
Hims & Hers Health, Inc.(a)	24,350	907,768
InfuSystem Holdings, Inc.(a)	1,767	14,295
Innovage Holding Corp.(a)	2,921	11,100
Joint Corp.(a)	1,125	12,431
LifeStance Health Group, Inc.(a)(b)	17,211	137,172
ModivCare, Inc.(a)	1,101	4,404
Nano-X Imaging Ltd.(a)(b)	8,828	64,268
National HealthCare Corp.	1,497	153,697
National Research Corp.	1,346	22,438
NeoGenomics, Inc.(a)	15,498	221,621
OPKO Health, Inc.(a)(b)	36,089	54,855
Option Care Health, Inc.(a)	21,753	672,603
Owens & Minor, Inc.(a)	9,262	131,891
PACS Group, Inc.(a)	4,917	71,444
Patterson Cos., Inc.	9,872	305,538
Pediatrix Medical Group, Inc.(a)	12,022	168,068
Pennant Group, Inc.(a)	4,433	117,341
Performant Healthcare, Inc.(a)	7,553	17,825
Premier, Inc., Class A	12,855	291,294
Privia Health Group, Inc.(a)	12,094	276,348
Progyny, Inc.(a)	10,362	240,088
Quipt Home Medical Corp.(a)(b)	3,438	11,105
RadNet, Inc.(a)	8,312	544,187
Select Medical Holdings Corp.	14,422	283,681
Surgery Partners, Inc.(a)(b)	9,424	240,218
Talkspace, Inc.(a)	19,042	59,030
Tenet Healthcare Corp.(a)	12,232	1,723,366
U.S. Physical Therapy, Inc.	1,796	159,323
Universal Health Services, Inc., Class B	7,359	1,387,613
Viemed Healthcare, Inc.(a)	2,808	22,998
		19,486,854

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	19,979	$ 565,206
CareTrust REIT, Inc.	23,016	609,924
Community Healthcare Trust, Inc.	3,137	62,207
Diversified Healthcare Trust	29,919	74,199
Global Medical REIT, Inc.	7,593	59,529
Healthcare Realty Trust, Inc.	46,363	776,580
LTC Properties, Inc.	5,698	196,011
Medical Properties Trust, Inc.(b)	78,171	366,622
National Health Investors, Inc.	5,508	375,150
Omega Healthcare Investors, Inc.	34,643	1,283,870
Sabra Health Care REIT, Inc.	29,781	497,640
Universal Health Realty Income Trust	1,731	67,578
		4,934,516
Health Care Technology — 0.3%
Certara, Inc.(a)	14,767	210,134
Definitive Healthcare Corp., Class A(a)	4,523	21,982
Doximity, Inc., Class A(a)	15,793	933,366
Evolent Health, Inc., Class A(a)	14,042	146,739
Health Catalyst, Inc.(a)	7,553	42,523
HealthStream, Inc.	2,730	89,135
LifeMD, Inc.(a)	3,292	18,337
OptimizeRx Corp.(a)	1,521	8,442
Phreesia, Inc.(a)	6,905	196,516
Schrodinger, Inc./United States(a)	6,907	173,193
Simulations Plus, Inc.	2,200	75,504
Teladoc Health, Inc.(a)	20,988	213,238
Waystar Holding Corp.(a)	5,312	213,489
		2,342,598
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	30,071	464,296
Braemar Hotels & Resorts, Inc.	12,593	32,112
Chatham Lodging Trust	4,196	36,673
DiamondRock Hospitality Co.	26,151	229,606
Host Hotels & Resorts, Inc.	90,298	1,508,880
Park Hotels & Resorts, Inc.	26,539	358,011
Pebblebrook Hotel Trust	14,295	187,693
RLJ Lodging Trust	18,865	183,934
Ryman Hospitality Properties, Inc.	7,320	767,429
Service Properties Trust	23,687	67,508
Summit Hotel Properties, Inc.	12,360	82,936
Sunstone Hotel Investors, Inc.	24,968	282,887
Xenia Hotels & Resorts, Inc.	12,514	187,209
		4,389,174
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc.(a)	6,550	73,819
Aramark	33,951	1,321,033
Bally’s Corp.(a)	3,704	67,339
Biglari Holdings, Inc., Class B(a)	162	37,586
BJ’s Restaurants, Inc.(a)	2,552	92,357
Bloomin’ Brands, Inc.	10,125	127,170
Boyd Gaming Corp.	8,183	627,227
Brinker International, Inc.(a)	5,655	1,029,040
Caesars Entertainment, Inc.(a)	26,930	970,827
Cava Group, Inc.(a)	9,527	1,286,621
Cheesecake Factory, Inc.	6,322	354,980
Choice Hotels International, Inc.(b)	3,356	494,439
Churchill Downs, Inc.	8,798	1,087,257
Cracker Barrel Old Country Store, Inc.	2,831	183,958
Dave & Buster’s Entertainment, Inc.(a)(b)	4,001	106,267
Denny’s Corp.(a)	4,696	29,726
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Despegar.com Corp.(a)	7,487	$ 143,900
Dine Brands Global, Inc.	2,030	61,671
Dutch Bros, Inc., Class A(a)	14,099	881,470
El Pollo Loco Holdings, Inc.(a)	2,705	32,108
Everi Holdings, Inc.(a)	10,085	137,559
First Watch Restaurant Group, Inc.(a)	3,964	83,165
Full House Resorts, Inc.(a)	3,313	17,791
Global Business Travel Group I(a)	15,495	136,666
Golden Entertainment, Inc.	3,059	100,152
Hilton Grand Vacations, Inc.(a)	9,370	386,044
Hyatt Hotels Corp., Class A(b)	5,261	832,448
Inspired Entertainment, Inc.(a)	2,141	21,560
International Game Technology PLC	15,427	262,568
Jack in the Box, Inc.	2,433	95,349
Krispy Kreme, Inc.	10,316	93,566
Kura Sushi USA, Inc., Class A(a)(b)	780	62,400
Life Time Group Holdings, Inc.(a)	8,156	236,442
Light & Wonder, Inc.(a)	11,226	986,878
Lindblad Expeditions Holdings, Inc.(a)	4,603	58,550
Marriott Vacations Worldwide Corp.	4,631	401,832
Monarch Casino & Resort, Inc.	1,495	127,583
Nathan’s Famous, Inc.	181	14,645
Norwegian Cruise Line Holdings Ltd.(a)	55,944	1,586,012
ONE Group Hospitality, Inc.(a)	2,056	7,710
Papa John’s International, Inc.	3,937	155,787
Penn Entertainment, Inc.(a)	19,677	405,346
Planet Fitness, Inc., Class A(a)	10,703	1,157,637
PlayAGS, Inc.(a)	5,662	68,170
Portillo’s, Inc., Class A(a)(b)	7,728	107,496
Potbelly Corp.(a)	4,301	53,375
RCI Hospitality Holdings, Inc.	737	40,933
Red Rock Resorts, Inc., Class A	6,018	295,183
Rush Street Interactive, Inc.(a)	9,999	145,785
Sabre Corp.(a)	52,434	175,654
Shake Shack, Inc., Class A(a)	4,751	561,236
Six Flags Entertainment Corp.(b)	11,705	516,073
Super Group SGHC Ltd.	17,919	144,965
Sweetgreen, Inc., Class A(a)	12,642	416,175
Target Hospitality Corp.(a)	3,620	34,861
Texas Roadhouse, Inc.	8,537	1,546,051
Travel & Leisure Co.	9,122	495,872
United Parks & Resorts, Inc.(a)	4,333	227,742
Vail Resorts, Inc.	4,768	811,132
Wendy’s Co.	22,741	337,249
Wingstop, Inc.	3,708	1,104,613
Wyndham Hotels & Resorts, Inc.	9,647	1,013,128
Wynn Resorts Ltd.	13,160	1,142,946
Xponential Fitness, Inc., Class A(a)	4,171	69,781
		25,684,905
Household Durables — 1.7%
Beazer Homes USA, Inc.(a)	3,698	81,948
Cavco Industries, Inc.(a)(b)	1,030	523,899
Century Communities, Inc.	3,546	270,843
Champion Homes, Inc.(a)	6,915	638,462
Cricut, Inc., Class A	6,523	35,029
Dream Finders Homes, Inc., Class A(a)	3,497	80,676
Ethan Allen Interiors, Inc.	2,904	90,082
Flexsteel Industries, Inc.	544	26,836
GoPro, Inc., Class A(a)	11,108	10,798
Green Brick Partners, Inc.(a)	3,609	218,236
Hamilton Beach Brands Holding Co., Class A	1,059	18,120
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Helen of Troy Ltd.(a)	3,146	$ 194,360
Hooker Furnishings Corp.	1,306	16,625
Hovnanian Enterprises, Inc., Class A(a)	666	88,172
Installed Building Products, Inc.	3,022	600,894
iRobot Corp.(a)	6,200	47,678
KB Home	8,490	569,679
Landsea Homes Corp.(a)	2,622	21,763
La-Z-Boy, Inc.	5,047	238,218
Legacy Housing Corp.(a)(b)	700	17,955
Leggett & Platt, Inc.	16,752	176,901
LGI Homes, Inc.(a)	2,462	219,807
Lifetime Brands, Inc.	2,361	15,299
Lovesac Co.(a)	1,862	47,593
M/I Homes, Inc.(a)	3,388	426,210
Meritage Homes Corp.	9,024	702,699
Mohawk Industries, Inc.(a)	6,764	827,237
Newell Brands, Inc.	52,831	526,197
Purple Innovation, Inc.(a)	4,336	4,813
SharkNinja, Inc.(a)	8,523	952,957
Sonos, Inc.(a)	15,199	209,594
Taylor Morrison Home Corp.(a)	12,957	835,208
Tempur Sealy International, Inc.	21,704	1,370,391
Toll Brothers, Inc.	12,979	1,762,678
TopBuild Corp.(a)	3,831	1,312,807
Traeger, Inc.(a)	3,244	7,915
Tri Pointe Homes, Inc.(a)	11,699	431,225
United Homes Group, Inc.(a)	1,384	5,744
Whirlpool Corp.	6,880	722,469
Worthington Enterprises, Inc.	4,096	171,622
		14,519,639
Household Products — 0.2%
Central Garden & Pet Co.(a)	1,402	51,159
Central Garden & Pet Co., Class A(a)	6,803	212,185
Energizer Holdings, Inc.	9,418	320,118
Oil-Dri Corp. of America	1,390	58,408
Reynolds Consumer Products, Inc.	7,648	211,161
Spectrum Brands Holdings, Inc.	3,708	313,548
WD-40 Co.	1,688	396,596
		1,563,175
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(a)(b)	10,892	43,895
Brookfield Renewable Corp.(b)	17,410	464,673
Clearway Energy, Inc., Class A	5,152	126,378
Clearway Energy, Inc., Class C	10,014	259,663
Montauk Renewables, Inc.(a)	11,785	49,261
Ormat Technologies, Inc.	7,098	455,337
Sunnova Energy International, Inc.(a)(b)	15,794	40,591
		1,439,798
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,876	92,520
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	35,703	780,111
EastGroup Properties, Inc.	6,265	1,062,669
First Industrial Realty Trust, Inc.	17,196	918,094
Industrial Logistics Properties Trust	5,976	23,725
Innovative Industrial Properties, Inc.	3,672	263,209
LXP Industrial Trust	36,195	301,142
Plymouth Industrial REIT, Inc.	4,007	67,318
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	27,562	$ 1,120,671
STAG Industrial, Inc.	23,625	807,503
Terreno Realty Corp.	11,653	762,339
		6,106,781
Insurance — 3.5%
Ambac Financial Group, Inc.(a)	6,051	70,373
American Coastal Insurance Corp.	3,414	41,617
American Financial Group, Inc.	9,782	1,335,830
AMERISAFE, Inc.	2,531	126,601
Assurant, Inc.	7,127	1,533,659
Assured Guaranty Ltd.	6,856	648,578
Axis Capital Holdings Ltd.	11,186	1,018,150
Baldwin Insurance Group, Inc., Class A(a)(b)	8,801	360,401
Bowhead Specialty Holdings, Inc.(a)	1,605	51,890
Brighthouse Financial, Inc.(a)	9,813	605,560
CNO Financial Group, Inc.	13,378	534,317
Crawford & Co., Class A	12,296	147,675
Donegal Group, Inc., Class A	3,400	50,422
Employers Holdings, Inc.	2,882	141,679
Enstar Group Ltd.(a)	1,725	564,058
Everest Group Ltd.	5,686	1,975,942
F&G Annuities & Life, Inc.	2,362	108,439
Fidelis Insurance Holdings Ltd.	6,582	108,603
First American Financial Corp.	12,492	789,744
Genworth Financial, Inc.(a)	34,143	246,854
Globe Life, Inc.	12,082	1,475,091
GoHealth, Inc., Class A(a)	784	12,779
Goosehead Insurance, Inc., Class A	2,735	293,110
Greenlight Capital Re Ltd., Class A(a)	5,227	70,564
Hamilton Insurance Group Ltd., Class B(a)	5,386	103,034
Hanover Insurance Group, Inc.	4,992	764,225
HCI Group, Inc.	875	106,689
Heritage Insurance Holdings, Inc.(a)	4,391	48,345
Hippo Holdings, Inc.(a)	2,716	76,048
Horace Mann Educators Corp.	3,951	152,627
Investors Title Co.	225	50,704
James River Group Holdings Ltd.	3,600	17,208
Kemper Corp.	8,156	547,920
Kingsway Financial Services, Inc.(a)	4,638	37,568
Kinsale Capital Group, Inc.	2,837	1,253,784
Lemonade, Inc.(a)(b)	6,923	230,120
Lincoln National Corp.	14,766	519,173
Maiden Holdings Ltd.(a)	9,593	9,689
MBIA, Inc.	8,173	58,110
Mercury General Corp.	3,792	188,993
NI Holdings, Inc.(a)	788	11,899
Old Republic International Corp.	33,697	1,232,636
Oscar Health, Inc., Class A(a)(b)	30,427	505,088
Palomar Holdings, Inc.(a)	3,243	349,822
Primerica, Inc.	4,695	1,362,348
ProAssurance Corp.(a)	4,344	64,986
Reinsurance Group of America, Inc.	8,630	1,966,432
RenaissanceRe Holdings Ltd.	6,699	1,558,053
RLI Corp.	10,980	805,383
Root, Inc., Class A(a)(b)	1,084	105,690
Ryan Specialty Holdings, Inc.	13,339	888,111
Safety Insurance Group, Inc.	2,064	163,077
Selective Insurance Group, Inc.	8,116	682,799
Selectquote, Inc.(a)	37,826	163,030
SiriusPoint Ltd.(a)	11,873	172,871

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.(a)	5,188	$ 229,725
Stewart Information Services Corp.	2,451	159,781
Tiptree, Inc.	4,249	85,150
Trupanion, Inc.(a)	6,345	301,007
United Fire Group, Inc.	1,943	48,206
Universal Insurance Holdings, Inc.	3,364	65,060
Unum Group	17,147	1,307,459
White Mountains Insurance Group Ltd.(b)	336	649,306
		29,354,092
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	12,041	97,652
Cargurus, Inc.(a)	11,513	451,310
Cars.com, Inc.(a)	8,269	148,180
EverQuote, Inc., Class A(a)(b)	4,026	81,325
fuboTV, Inc.(a)(b)	41,702	168,476
Getty Images Holdings, Inc.(a)(b)	18,361	46,821
Grindr, Inc.(a)(b)	3,591	64,063
IAC, Inc.(a)	9,807	415,130
Match Group, Inc.	32,933	1,175,708
MediaAlpha, Inc., Class A(a)	5,186	59,069
Nextdoor Holdings, Inc.(a)	24,230	63,483
Outbrain, Inc.(a)	4,296	25,819
QuinStreet, Inc.(a)	6,757	159,871
Shutterstock, Inc.	3,206	94,641
System1, Inc.(a)	3,286	2,150
TripAdvisor, Inc.(a)	13,294	233,443
TrueCar, Inc.(a)	10,955	37,685
Trump Media & Technology Group Corp., Class A(a)(b)	9,265	295,183
Vimeo, Inc.(a)	17,762	119,183
Webtoon Entertainment, Inc.(a)	1,683	21,458
Yelp, Inc.(a)(b)	8,041	321,158
Ziff Davis, Inc.(a)	5,532	298,119
ZipRecruiter, Inc., Class A(a)	8,740	60,131
ZoomInfo Technologies, Inc.(a)	38,221	393,294
		4,833,352
IT Services — 0.7%
Amdocs Ltd.	15,339	1,352,746
Applied Digital Corp.(a)(b)	24,051	171,243
ASGN, Inc.(a)	5,577	491,947
Backblaze, Inc., Class A(a)	4,168	25,216
BigBear.ai Holdings, Inc.(a)(b)	13,065	55,396
BigCommerce Holdings, Inc., Series 1(a)	7,669	46,704
Couchbase, Inc.(a)(b)	5,232	92,816
DigitalOcean Holdings, Inc.(a)	8,676	359,881
DXC Technology Co.(a)	23,117	502,101
Fastly, Inc., Class A(a)	15,962	167,122
Globant SA(a)(b)	5,338	1,138,702
Grid Dynamics Holdings, Inc.(a)	7,427	167,776
Hackett Group, Inc.	3,032	93,628
Information Services Group, Inc.	3,455	10,572
Kyndryl Holdings, Inc.(a)	29,300	1,112,228
Rackspace Technology, Inc.(a)	11,549	30,374
Tucows, Inc., Class A(a)	808	12,322
Unisys Corp.(a)	9,460	63,004
		5,893,778
Leisure Products — 0.5%
Acushnet Holdings Corp.	3,781	246,975
AMMO, Inc.(a)	6,541	11,447
Brunswick Corp.	8,572	578,096
Clarus Corp.	1,641	7,975
Security	Shares	Value
Leisure Products (continued)
Escalade, Inc.	1,074	$ 15,917
Funko, Inc., Class A(a)	4,887	68,418
Hasbro, Inc.	17,856	1,032,791
JAKKS Pacific, Inc.(a)	1,565	47,075
Johnson Outdoors, Inc., Class A	523	16,945
Latham Group, Inc.(a)(b)	7,429	54,232
Malibu Boats, Inc., Class A(a)(b)	2,508	96,031
Marine Products Corp.	440	4,132
MasterCraft Boat Holdings, Inc.(a)	1,528	27,825
Mattel, Inc.(a)	42,018	783,215
Peloton Interactive, Inc., Class A(a)(b)	44,196	342,519
Polaris, Inc.	6,765	322,690
Smith & Wesson Brands, Inc.	5,240	54,968
Solo Brands, Inc., Class A(a)	1,709	1,675
Sturm Ruger & Co., Inc.	1,584	56,390
Topgolf Callaway Brands Corp.(a)	17,345	136,332
YETI Holdings, Inc.(a)(b)	10,861	404,681
		4,310,329
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	12,958	194,370
Adaptive Biotechnologies Corp.(a)	14,691	113,855
Akoya Biosciences, Inc.(a)(b)	1,301	3,799
Azenta, Inc.(a)(b)	6,170	333,488
BioLife Solutions, Inc.(a)	4,936	134,777
Bio-Rad Laboratories, Inc., Class A(a)	2,417	872,247
Bio-Techne Corp.	19,923	1,465,337
Bruker Corp.	14,146	822,590
Charles River Laboratories International, Inc.(a)	6,631	1,092,524
ChromaDex Corp.(a)	6,728	37,879
Codexis, Inc.(a)	12,035	50,427
CryoPort, Inc.(a)(b)	4,509	33,998
Cytek Biosciences, Inc.(a)	16,814	86,592
Fortrea Holdings, Inc.(a)	10,837	182,170
Harvard Bioscience, Inc.(a)	3,631	6,209
Lifecore Biomedical, Inc.(a)	3,493	20,748
Maravai LifeSciences Holdings, Inc., Class A(a)	17,523	86,388
MaxCyte, Inc.(a)	11,269	50,823
Medpace Holdings, Inc.(a)	3,212	1,121,470
Mesa Laboratories, Inc.	695	95,695
Nautilus Biotechnology, Inc.(a)	3,652	6,245
OmniAb, Inc.(a)(b)	9,383	30,213
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	31,859	49,063
QIAGEN NV	27,477	1,226,573
Quanterix Corp.(a)	4,956	45,546
Quantum-Si, Inc.(a)(b)	15,945	31,571
Repligen Corp.(a)	7,079	1,176,601
Sotera Health Co.(a)	19,970	273,789
Standard BioTools, Inc.(a)	42,350	65,642
		9,710,629
Machinery — 4.3%
374Water, Inc.(a)(b)	5,305	2,733
3D Systems Corp.(a)	18,309	65,912
AGCO Corp.	7,855	820,298
Alamo Group, Inc.	1,369	254,032
Albany International Corp., Class A	3,778	305,074
Allison Transmission Holdings, Inc.	10,999	1,292,822
Astec Industries, Inc.	2,888	100,820
Atmus Filtration Technologies, Inc.	10,645	445,174
Blue Bird Corp.(a)(b)	3,872	137,921
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Chart Industries, Inc.(a)(b)	5,437	$ 1,150,415
Columbus McKinnon Corp./New York	3,443	125,394
Commercial Vehicle Group, Inc.(a)	3,178	6,642
Crane Co.	6,261	1,066,374
Donaldson Co., Inc.	15,412	1,097,180
Douglas Dynamics, Inc.	2,537	65,581
Eastern Co.	695	18,779
Energy Recovery, Inc.(a)	7,101	101,828
Enerpac Tool Group Corp.	6,544	295,723
Enpro, Inc.	2,714	503,990
Esab Corp.	7,274	900,812
ESCO Technologies, Inc.	3,239	429,945
Federal Signal Corp.	7,688	755,807
Flowserve Corp.	16,978	1,063,162
Franklin Electric Co., Inc.	5,308	530,747
Gates Industrial Corp. PLC(a)	29,844	617,472
Gencor Industries, Inc.(a)	1,044	16,067
Gorman-Rupp Co.	2,605	99,980
Graco, Inc.	21,452	1,805,615
Graham Corp.(a)	1,442	65,496
Greenbrier Cos., Inc.	4,117	272,792
Helios Technologies, Inc.	4,021	179,377
Hillenbrand, Inc.	9,396	319,370
Hillman Solutions Corp.(a)	24,111	241,110
Hyliion Holdings Corp.(a)(b)	20,795	48,868
Hyster-Yale, Inc.	1,746	93,271
ITT, Inc.	10,474	1,581,783
JBT Marel Corp.	6,082	808,906
Kadant, Inc.(b)	1,465	546,298
Kennametal, Inc.	9,851	235,931
L B Foster Co., Class A(a)	855	23,795
Lincoln Electric Holdings, Inc.	7,064	1,404,182
Lindsay Corp.	1,260	169,079
Luxfer Holdings PLC	3,457	48,917
Manitowoc Co., Inc.(a)	2,941	29,381
Mayville Engineering Co., Inc.(a)	1,163	18,434
Middleby Corp.(a)	6,800	1,163,752
Miller Industries, Inc.	1,315	86,751
Mueller Industries, Inc.	14,038	1,105,492
Mueller Water Products, Inc., Class A	19,892	457,516
NN, Inc.(a)	5,472	16,635
Nordson Corp.	7,278	1,602,761
Omega Flex, Inc.	303	11,926
Oshkosh Corp.	8,469	985,792
Park-Ohio Holdings Corp.	887	22,069
Pentair PLC	21,442	2,223,107
Proto Labs, Inc.(a)	3,095	129,154
RBC Bearings, Inc.(a)	3,588	1,251,315
REV Group, Inc.	6,365	220,866
Shyft Group, Inc.	5,102	61,275
Snap-on, Inc.	6,679	2,372,047
SPX Technologies, Inc.(a)	5,597	831,266
Standex International Corp.	1,507	275,329
Taylor Devices, Inc.(a)	315	10,521
Tennant Co.	2,293	196,097
Terex Corp.	8,616	414,343
Timken Co.	8,256	662,709
Titan International, Inc.(a)	7,672	67,744
Toro Co.	13,017	1,083,926
Trinity Industries, Inc.	10,728	405,840
Security	Shares	Value
Machinery (continued)
Twin Disc, Inc.	1,454	$ 16,416
Wabash National Corp.	5,936	92,602
Watts Water Technologies, Inc., Class A	3,460	715,459
		36,645,999
Marine Transportation — 0.2%
Costamare, Inc.	5,843	68,129
Genco Shipping & Trading Ltd.	5,552	80,282
Golden Ocean Group Ltd.(a)	15,101	139,684
Himalaya Shipping Ltd.	2,508	12,114
Kirby Corp.(a)	7,488	817,315
Matson, Inc.	4,250	602,862
Pangaea Logistics Solutions Ltd.	2,775	14,569
Safe Bulkers, Inc.	6,947	24,662
		1,759,617
Media — 1.2%
Advantage Solutions, Inc.(a)	12,254	32,351
AMC Networks, Inc., Class A(a)	5,129	49,392
Boston Omaha Corp., Class A(a)	1,772	25,765
Cable One, Inc.	754	229,224
Cardlytics, Inc.(a)	3,678	11,255
Clear Channel Outdoor Holdings, Inc.(a)	46,063	62,646
EchoStar Corp., Class A(a)	15,576	430,832
Emerald Holding, Inc.	1,074	4,833
Entravision Communications Corp., Class A	15,033	32,321
EW Scripps Co., Class A(a)	5,145	9,673
Gambling.com Group Ltd.(a)	2,414	34,013
Gannett Co., Inc.(a)	17,707	80,036
Gray Television, Inc.	12,194	45,606
Ibotta, Inc., Class A(a)(b)	1,931	139,997
iHeartMedia, Inc., Class A(a)	10,087	22,393
Innovid Corp.(a)	18,088	56,254
Integral Ad Science Holding Corp.(a)	10,316	108,421
Interpublic Group of Cos., Inc.	48,895	1,401,820
John Wiley & Sons, Inc., Class A	5,244	214,637
Liberty Broadband Corp., Class A(a)	2,671	203,076
Liberty Broadband Corp., Class C(a)	13,618	1,043,956
Magnite, Inc.(a)	15,301	263,177
National CineMedia, Inc.(a)	10,342	68,154
New York Times Co., Class A	20,303	1,102,453
News Corp., Class A	48,067	1,351,644
News Corp., Class B	16,019	507,001
Nexstar Media Group, Inc.	3,966	607,670
Paramount Global, Class A	2,085	47,559
Paramount Global, Class B	75,325	819,536
PubMatic, Inc., Class A(a)	5,245	79,304
Scholastic Corp.	3,107	60,307
Sinclair, Inc.	4,809	70,452
Stagwell, Inc.(a)	10,521	65,651
TechTarget, Inc.(a)	3,502	59,639
TEGNA, Inc.	21,946	399,856
Thryv Holdings, Inc.(a)	4,990	87,375
Townsquare Media, Inc., Class A	1,221	10,842
WideOpenWest, Inc.(a)	5,083	21,704
		9,860,825
Metals & Mining — 1.5%
Alcoa Corp.	31,788	1,122,752
Alpha Metallurgical Resources, Inc.(a)	1,417	259,552
ATI, Inc.(a)	15,812	902,707
Caledonia Mining Corp. PLC	3,988	37,447

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Carpenter Technology Corp.	6,009	$ 1,160,098
Century Aluminum Co.(a)	6,569	120,081
Cleveland-Cliffs, Inc.(a)	61,691	631,716
Coeur Mining, Inc.(a)	51,917	342,652
Commercial Metals Co.	14,289	692,874
Compass Minerals International, Inc.	4,338	50,581
Constellium SE(a)	16,077	159,645
Contango ORE, Inc.(a)	1,249	12,952
Critical Metals Corp.(a)	3,282	25,337
Dakota Gold Corp.(a)	5,742	12,747
Hecla Mining Co.	76,386	433,872
i-80 Gold Corp.(a)(b)	33,907	19,202
Ivanhoe Electric, Inc.(a)(b)	10,490	62,101
Kaiser Aluminum Corp.	1,912	133,840
Lifezone Metals Ltd.(a)(b)	3,600	21,060
MAC Copper Ltd.(a)	6,301	65,026
Materion Corp.	2,731	275,831
Metallus, Inc.(a)	5,268	78,704
MP Materials Corp.(a)(b)	17,425	382,653
Novagold Resources, Inc.(a)	30,447	95,299
Olympic Steel, Inc.	1,376	47,431
Perpetua Resources Corp.(a)(b)	6,631	78,246
Piedmont Lithium, Inc.(a)(b)	3,604	29,733
Radius Recycling, Inc.	3,522	42,299
Ramaco Resources, Inc., Class A	2,784	26,364
Ramaco Resources, Inc., Class B	413	3,639
Reliance, Inc.	6,897	1,996,681
Royal Gold, Inc.	8,285	1,158,409
Ryerson Holding Corp.	3,589	80,250
SSR Mining, Inc.(a)	24,977	200,565
SunCoke Energy, Inc.	10,592	99,459
Tredegar Corp.(a)	2,462	19,327
U.S. Steel Corp.	28,369	1,045,398
Warrior Met Coal, Inc.	6,543	345,274
Worthington Steel, Inc.	3,867	112,336
		12,384,140
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc.	1,189	9,678
AG Mortgage Investment Trust, Inc.	3,277	22,513
AGNC Investment Corp.	106,572	1,062,523
Angel Oak Mortgage REIT, Inc.	934	9,545
Annaly Capital Management, Inc.	76,351	1,558,324
Apollo Commercial Real Estate Finance, Inc.	17,747	157,238
Arbor Realty Trust, Inc.	15,209	203,649
Ares Commercial Real Estate Corp., Class C	7,519	42,558
ARMOUR Residential REIT, Inc.	5,467	102,889
Blackstone Mortgage Trust, Inc., Class A	22,915	412,470
BrightSpire Capital, Inc.	16,582	93,357
Chicago Atlantic Real Estate Finance, Inc.	2,048	31,478
Chimera Investment Corp.	9,822	146,250
Claros Mortgage Trust, Inc.	11,161	36,831
Dynex Capital, Inc.	8,491	112,676
Ellington Financial, Inc.	9,906	124,419
Franklin BSP Realty Trust, Inc.	8,594	109,402
Granite Point Mortgage Trust, Inc.	3,724	10,576
Invesco Mortgage Capital, Inc.	7,343	62,122
KKR Real Estate Finance Trust, Inc.	6,485	64,720
Ladder Capital Corp.	15,021	168,385
MFA Financial, Inc.	12,541	131,680
New York Mortgage Trust, Inc.	11,424	68,887
Nexpoint Real Estate Finance, Inc.	971	14,963
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Orchid Island Capital, Inc.	9,808	$ 81,897
PennyMac Mortgage Investment Trust	10,905	148,308
Ready Capital Corp.	22,030	146,499
Redwood Trust, Inc.	16,156	105,822
Rithm Capital Corp.	69,178	796,239
Seven Hills Realty Trust	3,105	40,675
Starwood Property Trust, Inc.	43,251	836,907
Sunrise Realty Trust, Inc.	396	4,752
TPG RE Finance Trust, Inc.	6,458	54,312
Two Harbors Investment Corp.	12,836	163,659
		7,136,203
Multi-Utilities — 0.4%
Avista Corp.	9,404	344,374
Black Hills Corp.	9,194	539,964
NiSource, Inc.	62,459	2,329,721
Northwestern Energy Group, Inc.	8,264	445,512
Unitil Corp.	1,791	95,944
		3,755,515
Office REITs — 0.7%
Brandywine Realty Trust	20,268	111,271
BXP, Inc.	20,381	1,490,666
City Office REIT, Inc.	3,573	18,973
COPT Defense Properties	14,535	427,910
Cousins Properties, Inc.	20,742	633,253
Douglas Emmett, Inc.	13,755	252,542
Easterly Government Properties, Inc.	11,723	133,173
Franklin Street Properties Corp.	10,872	19,678
Highwoods Properties, Inc.	13,980	416,464
Hudson Pacific Properties, Inc.	20,324	63,614
JBG SMITH Properties	10,703	166,004
Kilroy Realty Corp.	15,069	587,992
NET Lease Office Properties	2,126	67,862
Orion Office REIT, Inc.	4,549	18,424
Paramount Group, Inc.	22,855	111,761
Peakstone Realty Trust	3,681	39,571
Piedmont Office Realty Trust, Inc., Class A	16,826	147,059
Postal Realty Trust, Inc., Class A	1,528	20,109
SL Green Realty Corp.	9,013	607,386
Vornado Realty Trust(b)	22,608	978,022
		6,311,734
Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(a)	6,766	15,629
Amplify Energy Corp.(a)	3,118	16,650
Antero Midstream Corp.	42,109	675,428
Antero Resources Corp.(a)	37,387	1,395,283
APA Corp.	46,976	1,030,184
Ardmore Shipping Corp.	5,714	67,825
Berry Corp.	12,130	52,887
BKV Corp.(a)	1,912	46,844
California Resources Corp.	8,625	424,350
Centrus Energy Corp., Class A(a)	1,821	149,868
Chesapeake Energy Corp.	29,994	3,047,390
Chord Energy Corp.	7,734	869,688
Civitas Resources, Inc.	12,657	642,469
Clean Energy Fuels Corp.(a)	22,525	74,558
CNX Resources Corp.(a)	18,428	504,559
Comstock Resources, Inc.(a)	11,626	215,779
Core Natural Resources, Inc.	6,710	606,181
Crescent Energy Co., Class A	20,326	306,110
CVR Energy, Inc.	4,527	85,787
Delek U.S. Holdings, Inc.	7,874	140,630
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	15,857	$ 179,501
Diversified Energy Co. PLC	5,822	92,803
Dorian LPG Ltd.	4,191	100,752
DT Midstream, Inc.(a)	12,283	1,241,566
Empire Petroleum Corp.(a)(b)	1,329	7,775
Encore Energy Corp.(a)	21,702	71,834
Energy Fuels, Inc./Canada(a)(b)	22,364	118,753
EQT Corp.	75,707	3,870,142
Evolution Petroleum Corp.	2,595	13,779
Excelerate Energy, Inc., Class A	2,723	81,336
FLEX LNG Ltd.(a)	3,982	101,581
FutureFuel Corp.	3,064	16,729
Golar LNG Ltd.	12,485	508,764
Granite Ridge Resources, Inc.	4,976	30,801
Green Plains, Inc.(a)	5,399	48,213
Gulfport Energy Corp.(a)	1,762	314,535
Hallador Energy Co.(a)	3,600	38,628
HF Sinclair Corp.	20,411	736,429
HighPeak Energy, Inc.(b)	1,722	23,471
International Seaways, Inc.	5,268	205,189
Kinetik Holdings, Inc.	4,831	311,261
Kosmos Energy Ltd.(a)	57,202	181,902
Magnolia Oil & Gas Corp., Class A	21,946	520,120
Matador Resources Co.	14,989	869,362
Murphy Oil Corp.	18,186	484,293
NACCO Industries, Inc., Class A	484	15,309
New Fortress Energy, Inc.(b)	9,876	148,140
NextDecade Corp.(a)	13,843	117,389
Nordic American Tankers Ltd.	24,512	66,182
Northern Oil & Gas, Inc.	12,424	446,643
Ovintiv, Inc.	34,411	1,452,832
Par Pacific Holdings, Inc.(a)	6,861	114,716
PBF Energy, Inc., Class A	12,830	375,406
Peabody Energy Corp.	16,527	299,965
Permian Resources Corp.	84,456	1,237,280
PrimeEnergy Resources Corp.(a)	24	5,230
Range Resources Corp.	30,153	1,116,867
REX American Resources Corp.(a)	2,219	92,577
Riley Exploration Permian, Inc.	1,533	50,819
Ring Energy, Inc.(a)	17,969	23,360
Sable Offshore Corp.(a)(b)	6,257	155,987
SandRidge Energy, Inc.	3,317	39,306
Scorpio Tankers, Inc.	5,484	261,148
SFL Corp. Ltd.	16,353	172,524
Sitio Royalties Corp., Class A	9,358	188,470
SM Energy Co.	14,355	544,916
Talos Energy, Inc.(a)	17,637	174,959
Teekay Corp. Ltd.	5,790	41,341
Teekay Tankers Ltd., Class A	2,824	118,382
Texas Pacific Land Corp.(b)	2,401	3,114,505
Uranium Energy Corp.(a)(b)	51,540	363,872
Ur-Energy, Inc.(a)	40,079	42,083
VAALCO Energy, Inc.	13,163	53,968
Viper Energy, Inc.	13,309	624,192
Vital Energy, Inc.(a)	3,439	109,704
Vitesse Energy, Inc.	2,890	74,793
W&T Offshore, Inc.	9,251	14,432
World Kinect Corp.	7,149	202,102
		32,397,017
Security	Shares	Value
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	2,463	$ 79,186
Louisiana-Pacific Corp.	7,737	904,997
Sylvamo Corp.	4,544	363,974
		1,348,157
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	15,961	1,169,143
Allegiant Travel Co.	1,904	195,027
American Airlines Group, Inc.(a)	84,239	1,425,324
Blade Air Mobility, Inc., Class A(a)	10,430	40,155
Frontier Group Holdings, Inc.(a)(b)	7,360	62,045
JetBlue Airways Corp.(a)(b)	37,919	249,507
Joby Aviation, Inc.(a)(b)	53,466	441,629
SkyWest, Inc.(a)	5,085	614,878
Sun Country Airlines Holdings, Inc.(a)	5,156	87,446
Wheels Up Experience, Inc.(a)	9,489	14,803
		4,299,957
Personal Care Products — 0.4%
Beauty Health Co.(a)	7,546	12,602
BellRing Brands, Inc.(a)	16,443	1,271,866
Coty, Inc., Class A(a)	48,259	353,738
Edgewell Personal Care Co.	6,025	200,632
elf Beauty, Inc.(a)	6,940	693,375
Herbalife Ltd.(a)	12,945	70,680
Honest Co., Inc.(a)	10,648	68,254
Interparfums, Inc.	2,181	307,565
Medifast, Inc.(a)	2,258	35,451
Nature’s Sunshine Products, Inc.(a)	822	11,434
Nu Skin Enterprises, Inc., Class A	7,141	46,774
Olaplex Holdings, Inc.(a)	24,722	38,566
USANA Health Sciences, Inc.(a)	1,062	34,589
Veru, Inc.(a)	20,660	11,481
Waldencast PLC, Class A(a)	4,217	14,591
		3,171,598
Pharmaceuticals — 1.2%
Alto Neuroscience, Inc.(a)(b)	1,776	7,619
Alumis, Inc.(a)(b)	1,687	12,619
Amneal Pharmaceuticals, Inc.(a)	20,159	166,513
Amphastar Pharmaceuticals, Inc.(a)	4,657	162,390
ANI Pharmaceuticals, Inc.(a)	2,191	128,480
Aquestive Therapeutics, Inc.(a)	12,268	37,049
Arvinas, Inc.(a)	7,907	139,242
Atea Pharmaceuticals, Inc.(a)	6,727	20,585
Avadel Pharmaceuticals PLC(a)	11,510	90,929
Axsome Therapeutics, Inc.(a)	4,688	499,084
BioAge Labs, Inc.(a)	4,247	19,494
Biote Corp., Class A(a)	2,285	11,631
Cassava Sciences, Inc.(a)(b)	5,050	12,019
Collegium Pharmaceutical, Inc.(a)	4,092	131,435
Contineum Therapeutics, Inc., Class A(a)(b)	824	8,067
Corcept Therapeutics, Inc.(a)	10,130	677,900
CorMedix, Inc.(a)(b)	9,355	96,076
Edgewise Therapeutics, Inc.(a)(b)	9,723	272,438
Elanco Animal Health, Inc.(a)	64,059	770,630
Enliven Therapeutics, Inc.(a)	4,354	95,178
Esperion Therapeutics, Inc.(a)(b)	26,705	47,802
Evolus, Inc.(a)	6,950	97,091
EyePoint Pharmaceuticals, Inc.(a)(b)	8,250	63,112
Fulcrum Therapeutics, Inc.(a)(b)	6,071	24,041
Harmony Biosciences Holdings, Inc.(a)	4,731	183,421
Harrow, Inc.(a)	3,748	115,139

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.(a)	6,965	$ 129,828
Intra-Cellular Therapies, Inc.(a)	13,146	1,670,594
Jazz Pharmaceuticals PLC(a)	7,744	963,121
Ligand Pharmaceuticals, Inc.(a)(b)	2,100	244,755
Liquidia Corp.(a)(b)	8,509	121,083
MBX Biosciences, Inc.(a)(b)	1,498	14,995
MediWound Ltd.(a)(b)	1,124	22,008
Mind Medicine MindMed, Inc.(a)(b)	10,083	68,464
Nektar Therapeutics(a)	16,930	14,006
Neumora Therapeutics, Inc.(a)	10,499	20,263
Nuvation Bio, Inc.(a)(b)	19,180	44,306
Ocular Therapeutix, Inc.(a)(b)	19,028	146,516
Omeros Corp.(a)(b)	7,678	66,184
Organon & Co.	33,565	522,271
Pacira BioSciences, Inc.(a)	5,535	145,736
Perrigo Co. PLC	17,667	440,085
Phathom Pharmaceuticals, Inc.(a)(b)	6,699	40,127
Phibro Animal Health Corp., Class A	2,916	63,598
Pliant Therapeutics, Inc.(a)(b)	6,252	67,209
Prestige Consumer Healthcare, Inc.(a)	6,235	478,661
Rapport Therapeutics, Inc.(a)	942	15,458
Revance Therapeutics, Inc.(a)	10,828	39,306
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(a)(d)	4,783	1,930
scPharmaceuticals, Inc.(a)(b)	2,577	8,556
Septerna, Inc.(a)	2,366	40,009
SIGA Technologies, Inc.	8,448	50,519
Supernus Pharmaceuticals, Inc.(a)	6,008	230,527
Tarsus Pharmaceuticals, Inc.(a)	4,892	262,994
Telomir Pharmaceuticals, Inc.(a)(b)	5,180	25,175
Terns Pharmaceuticals, Inc.(a)	9,754	43,503
Theravance Biopharma, Inc.(a)	4,107	38,524
Third Harmonic Bio, Inc.(a)	1,922	10,110
Trevi Therapeutics, Inc.(a)	11,222	44,215
Ventyx Biosciences, Inc.(a)	4,644	9,334
Verrica Pharmaceuticals, Inc.(a)	2,416	1,565
WaVe Life Sciences Ltd.(a)	11,667	134,987
Xeris Biopharma Holdings, Inc.(a)(b)	20,920	74,475
Zevra Therapeutics, Inc.(a)	8,603	67,447
		10,272,428
Professional Services — 2.1%
Alight, Inc., Class A	51,474	352,597
Asure Software, Inc.(a)	4,391	51,902
Barrett Business Services, Inc.	2,782	120,544
BlackSky Technology, Inc.(a)	3,546	53,155
CACI International, Inc., Class A(a)	2,807	1,084,232
CBIZ, Inc.(a)(b)	6,017	516,319
Clarivate PLC(a)(b)	50,485	273,629
Concentrix Corp.	6,365	332,762
Conduent, Inc.(a)	22,723	89,983
CRA International, Inc.	810	148,700
CSG Systems International, Inc.	4,078	239,746
Dayforce, Inc.(a)	19,323	1,366,909
Dun & Bradstreet Holdings, Inc.	39,596	487,031
ExlService Holdings, Inc.(a)	19,811	995,701
Exponent, Inc.	6,259	573,763
First Advantage Corp.(a)	7,201	135,955
FiscalNote Holdings, Inc.(a)	6,358	7,948
Forrester Research, Inc.(a)	977	14,899
Franklin Covey Co.(a)	1,083	41,057
FTI Consulting, Inc.(a)	4,350	849,772
Security	Shares	Value
Professional Services (continued)
Genpact Ltd.	22,399	$ 1,090,607
Heidrick & Struggles International, Inc.	2,666	123,942
HireQuest, Inc.	514	6,682
Huron Consulting Group, Inc.(a)	2,257	286,142
IBEX Holdings Ltd.(a)	872	19,193
ICF International, Inc.(b)	2,454	286,406
Innodata, Inc.(a)	3,813	141,386
Insperity, Inc.	4,712	353,447
KBR, Inc.	17,140	932,759
Kelly Services, Inc., Class A	4,472	62,966
Kforce, Inc.	2,140	119,262
Korn Ferry	6,794	480,540
Legalzoom.com, Inc.(a)	17,959	161,451
ManpowerGroup, Inc.	6,683	402,450
Maximus, Inc.	7,631	574,538
Mistras Group, Inc.(a)	1,891	18,759
NV5 Global, Inc.(a)	6,688	126,002
Parsons Corp.(a)	5,848	463,571
Paycor HCM, Inc.(a)	10,542	233,294
Paylocity Holding Corp.(a)	5,545	1,139,608
Planet Labs PBC(a)	25,501	155,556
Resources Connection, Inc.	5,413	45,469
Robert Half, Inc.	13,408	868,704
Science Applications International Corp.	6,433	696,565
Spire Global, Inc.(a)	3,556	60,985
TriNet Group, Inc.	4,086	381,592
TrueBlue, Inc.(a)	2,952	24,059
TTEC Holdings, Inc.	1,571	5,938
Upwork, Inc.(a)	16,401	258,480
Verra Mobility Corp.(a)	21,144	557,990
Willdan Group, Inc.(a)	1,462	51,674
WNS Holdings Ltd.(a)	5,432	332,710
		18,199,331
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	9,378
Anywhere Real Estate, Inc.(a)	14,468	52,229
Compass, Inc., Class A(a)	46,805	339,336
Cushman & Wakefield PLC(a)	13,512	186,331
eXp World Holdings, Inc.(b)	10,281	116,998
Forestar Group, Inc.(a)	2,887	68,884
FRP Holdings, Inc.(a)	1,340	40,924
Howard Hughes Holdings, Inc.(a)	4,043	308,764
Jones Lang LaSalle, Inc.(a)	6,119	1,730,453
Kennedy-Wilson Holdings, Inc.	14,159	128,139
Marcus & Millichap, Inc.	3,036	115,854
Maui Land & Pineapple Co., Inc.(a)	1,116	22,465
Newmark Group, Inc., Class A	16,819	237,652
Opendoor Technologies, Inc.(a)(b)	76,648	105,774
RE/MAX Holdings, Inc., Class A(a)	1,639	16,357
Real Brokerage, Inc.(a)(b)	13,471	68,972
Redfin Corp.(a)	17,481	139,848
RMR Group, Inc., Class A	1,457	27,202
Seaport Entertainment Group, Inc.(a)(b)	764	20,330
St. Joe Co.	4,293	206,493
Star Holdings(a)	1,012	8,997
Stratus Properties, Inc.(a)	583	11,246
Tejon Ranch Co.(a)(b)	2,103	34,111
Zillow Group, Inc., Class A(a)(b)	6,274	496,901
Zillow Group, Inc., Class C(a)	19,532	1,605,921
		6,099,559
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.7%
American Homes 4 Rent, Class A	43,953	$ 1,522,092
Apartment Investment and Management Co., Class A	18,213	164,645
BRT Apartments Corp.	862	14,775
Camden Property Trust	13,631	1,549,981
Centerspace	2,211	134,318
Clipper Realty, Inc.	722	2,946
Elme Communities	10,518	160,505
Equity LifeStyle Properties, Inc.	24,835	1,625,451
Independence Realty Trust, Inc.	28,206	541,837
NexPoint Residential Trust, Inc.	2,807	110,820
UMH Properties, Inc.	8,882	159,787
Veris Residential, Inc.	9,473	151,000
		6,138,157
Retail REITs — 1.4%
Acadia Realty Trust	16,021	369,124
Agree Realty Corp.	13,647	990,363
Alexander’s, Inc.	286	54,326
Brixmor Property Group, Inc.	39,674	1,033,904
CBL & Associates Properties, Inc.	3,118	95,442
Curbline Properties Corp.	11,547	282,555
Federal Realty Investment Trust	10,778	1,170,814
FrontView REIT, Inc.	2,070	35,687
Getty Realty Corp.	6,594	204,480
InvenTrust Properties Corp.	10,125	301,117
Kimco Realty Corp.	84,706	1,901,650
Kite Realty Group Trust	27,038	625,930
Macerich Co.	30,203	627,618
NETSTREIT Corp.	8,639	125,093
NNN REIT, Inc.	23,909	941,776
Phillips Edison & Co., Inc.	15,786	573,505
Regency Centers Corp.	23,799	1,709,720
Retail Opportunity Investments Corp.	15,158	264,810
Saul Centers, Inc.	822	30,019
SITE Centers Corp.	6,017	90,135
Tanger, Inc.	12,790	419,768
Urban Edge Properties	16,233	330,179
Whitestone REIT	5,182	69,439
		12,247,454
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(a)	6,034	123,999
Aehr Test Systems(a)(b)	3,313	37,536
Allegro MicroSystems, Inc.(a)	14,796	356,436
Alpha & Omega Semiconductor Ltd.(a)(b)	2,995	115,068
Ambarella, Inc.(a)(b)	4,917	377,232
Amkor Technology, Inc.	14,687	361,447
Astera Labs, Inc.(a)	13,912	1,410,955
Axcelis Technologies, Inc.(a)	4,201	285,668
CEVA, Inc.(a)	3,407	109,740
Cirrus Logic, Inc.(a)	6,719	674,856
Cohu, Inc.(a)(b)	5,806	133,016
Credo Technology Group Holding Ltd.(a)	17,643	1,235,363
Diodes, Inc.(a)	5,883	346,979
Everspin Technologies, Inc.(a)	2,797	17,118
FormFactor, Inc.(a)	9,859	394,853
Ichor Holdings Ltd.(a)	4,003	109,922
Impinj, Inc.(a)	2,937	372,676
indie Semiconductor, Inc., Class A(a)(b)	20,090	82,369
Kulicke & Soffa Industries, Inc.	7,183	318,566
Lattice Semiconductor Corp.(a)	17,342	988,841
MACOM Technology Solutions Holdings, Inc., Class H(a)	7,056	933,156
MaxLinear, Inc.(a)	9,912	177,028
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	8,527	$ 965,939
Navitas Semiconductor Corp.(a)	13,443	40,732
NVE Corp.	444	31,817
Onto Innovation, Inc.(a)	6,222	1,274,017
PDF Solutions, Inc.(a)	3,740	104,196
Penguin Solutions, Inc.(a)	6,851	138,938
Photronics, Inc.(a)	7,184	165,160
Power Integrations, Inc.	7,017	437,300
Qorvo, Inc.(a)	12,130	1,006,547
QuickLogic Corp.(a)(b)	1,597	13,111
Rambus, Inc.(a)	13,558	835,444
Rigetti Computing, Inc.(a)(b)	19,760	260,239
Semtech Corp.(a)	9,357	626,545
Silicon Laboratories, Inc.(a)(b)	4,028	546,157
SiTime Corp.(a)(b)	2,321	473,948
SkyWater Technology, Inc.(a)	2,656	27,437
Synaptics, Inc.(a)	5,109	433,754
Ultra Clean Holdings, Inc.(a)	5,355	197,439
Universal Display Corp.	5,933	889,475
Veeco Instruments, Inc.(a)	6,580	167,000
Wolfspeed, Inc.(a)	15,318	93,899
		17,691,918
Software — 5.8%
8x8, Inc.(a)(b)	18,324	51,307
A10 Networks, Inc.	8,174	160,292
ACI Worldwide, Inc.(a)	13,323	713,447
Adeia, Inc.	13,654	175,454
Agilysys, Inc.(a)	2,677	241,519
Airship AI Holdings, Inc.(a)(b)	3,489	15,596
Alarm.com Holdings, Inc.(a)	5,726	347,396
Alkami Technology, Inc.(a)	7,178	249,723
Altair Engineering, Inc., Class A(a)	6,956	767,595
Amplitude, Inc., Class A(a)	10,182	124,017
Appfolio, Inc., Class A(a)	2,922	683,485
Appian Corp., Class A(a)	5,004	175,590
Arteris, Inc.(a)	4,912	52,165
Asana, Inc., Class A(a)	10,478	223,601
Aspen Technology, Inc.(a)(b)	3,475	915,836
AudioEye, Inc.(a)	694	13,144
Aurora Innovation, Inc., Class A(a)(b)	123,260	838,168
AvePoint, Inc., Class A(a)(b)	16,863	316,687
Bentley Systems, Inc., Class B	17,998	837,807
Bill Holdings, Inc.(a)	12,709	1,229,850
Bit Digital, Inc.(a)	17,258	54,363
Blackbaud, Inc.(a)	5,250	405,037
Blackline, Inc.(a)	7,316	467,127
Blend Labs, Inc., Class A(a)	34,984	134,688
Box, Inc., Class A(a)	18,225	608,533
Braze, Inc., Class A(a)	8,107	372,760
C3.ai, Inc., Class A(a)(b)	14,373	450,594
CCC Intelligent Solutions Holdings, Inc.(a)(b)	58,649	651,590
Cerence, Inc.(a)	6,034	75,184
Cipher Mining, Inc.(a)	25,853	148,138
Cleanspark, Inc.(a)(b)	31,248	326,229
Clear Secure, Inc., Class A	11,680	276,466
Clearwater Analytics Holdings, Inc., Class A(a)	22,967	646,751
CommVault Systems, Inc.(a)	5,526	880,071
Confluent, Inc., Class A(a)	31,825	944,566
Consensus Cloud Solutions, Inc.(a)(b)	2,196	62,191
Core Scientific, Inc.(a)	21,379	262,320
CS Disco, Inc.(a)	1,938	9,768
Daily Journal Corp.(a)(b)	175	71,768

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Digimarc Corp.(a)	1,833	$ 67,216
Digital Turbine, Inc.(a)	17,931	46,979
Dolby Laboratories, Inc., Class A	7,312	612,234
Domo, Inc., Class B(a)	2,863	24,250
DoubleVerify Holdings, Inc.(a)	18,825	387,983
Dropbox, Inc., Class A(a)	30,183	970,383
D-Wave Quantum, Inc.(a)(b)	12,120	71,993
Dynatrace, Inc.(a)	37,820	2,184,105
E2open Parent Holdings, Inc.(a)	24,978	65,692
eGain Corp.(a)	1,349	8,229
Elastic NV(a)	11,306	1,272,829
Enfusion, Inc., Class A(a)	5,445	60,766
EverCommerce, Inc.(a)	2,329	23,616
Five9, Inc.(a)(b)	9,518	390,143
Freshworks, Inc., Class A(a)	25,149	467,771
Gen Digital, Inc.	70,135	1,887,333
Gitlab, Inc., Class A(a)	15,640	1,137,966
Guidewire Software, Inc.(a)(b)	10,486	2,215,377
HashiCorp, Inc., Class A(a)	18,183	621,859
Hut 8 Corp.(a)(b)	9,894	214,601
Informatica, Inc., Class A(a)	10,846	278,525
Intapp, Inc.(a)	6,618	471,797
InterDigital, Inc.	3,141	574,740
Jamf Holding Corp.(a)	10,092	152,490
Kaltura, Inc.(a)	19,248	48,505
Life360, Inc.(a)	1,341	61,311
LiveRamp Holdings, Inc.(a)	8,707	296,038
Logility Supply Chain Solutions, Inc., Class A	4,658	65,771
Manhattan Associates, Inc.(a)	7,832	1,633,677
MARA Holdings, Inc.(a)(b)	36,645	672,069
Matterport, Inc.(a)	32,528	169,471
Meridianlink, Inc.(a)	4,629	89,108
Mitek Systems, Inc.(a)	7,531	76,816
N-able, Inc.(a)	9,342	90,524
nCino, Inc.(a)(b)	10,685	363,397
NCR Voyix Corp.(a)	20,323	249,770
NextNav, Inc.(a)	10,552	131,161
Nutanix, Inc., Class A(a)(b)	32,052	2,204,056
Olo, Inc., Class A(a)	13,286	98,051
ON24, Inc.(a)	1,990	13,711
OneSpan, Inc.	4,693	90,293
Ooma, Inc.(a)(b)	3,448	49,548
Pagaya Technologies Ltd., Class A(a)(b)	5,271	48,915
PagerDuty, Inc.(a)	11,371	210,591
Pegasystems, Inc.	5,690	616,170
Porch Group, Inc.(a)(b)	11,810	52,555
Prairie Operating Co.(a)(b)	1,508	13,120
Procore Technologies, Inc.(a)(b)	13,524	1,075,969
Progress Software Corp.	5,425	311,015
PROS Holdings, Inc.(a)	5,743	135,650
Q2 Holdings, Inc.(a)	7,432	707,303
Qualys, Inc.(a)	4,581	638,637
Rapid7, Inc.(a)	8,151	313,977
Red Violet, Inc.	1,627	59,223
Rekor Systems, Inc.(a)	13,800	28,014
ReposiTrak, Inc.(b)	1,118	23,623
Rimini Street, Inc.(a)	5,015	14,443
RingCentral, Inc., Class A(a)	10,839	377,414
Riot Platforms, Inc.(a)(b)	36,506	433,691
Sapiens International Corp. NV	4,098	112,121
SEMrush Holdings, Inc., Class A(a)	4,746	82,770
SentinelOne, Inc., Class A(a)	35,533	851,015
Security	Shares	Value
Software (continued)
Silvaco Group, Inc.(a)	1,222	$ 10,570
SolarWinds Corp.	5,929	88,224
SoundHound AI, Inc., Class A(a)(b)	38,208	540,643
SoundThinking, Inc.(a)	960	12,816
Sprinklr, Inc., Class A(a)	15,836	141,099
Sprout Social, Inc., Class A(a)(b)	6,131	200,300
SPS Commerce, Inc.(a)	4,694	866,888
Telos Corp.(a)	5,484	17,055
Tenable Holdings, Inc.(a)	14,986	645,747
Teradata Corp.(a)	12,031	383,909
Terawulf, Inc.(a)(b)	33,764	161,054
UiPath, Inc., Class A(a)	53,492	760,656
Unity Software, Inc.(a)	38,530	855,366
Varonis Systems, Inc.(a)	13,878	629,506
Verint Systems, Inc.(a)	8,487	215,400
Vertex, Inc., Class A(a)	7,051	407,195
Viant Technology, Inc., Class A(a)	2,514	55,635
Weave Communications, Inc.(a)	5,285	86,251
WM Technology, Inc.(a)	16,413	22,650
Workiva, Inc.(a)	6,604	648,645
Xperi, Inc.(a)	6,098	55,004
Yext, Inc.(a)	12,906	84,921
Zeta Global Holdings Corp., Class A(a)	22,596	414,637
Zuora, Inc., Class A(a)	17,059	170,249
		49,173,613
Specialized REITs — 0.8%
CubeSmart	28,387	1,183,738
EPR Properties	9,765	450,167
Farmland Partners, Inc.	4,527	52,830
Four Corners Property Trust, Inc.	12,742	349,513
Gaming & Leisure Properties, Inc.	34,667	1,677,536
Gladstone Land Corp.	3,048	33,101
Lamar Advertising Co., Class A	11,429	1,444,854
National Storage Affiliates Trust	9,054	336,356
Outfront Media, Inc.	19,549	359,702
PotlatchDeltic Corp.	10,413	465,773
Rayonier, Inc.	20,704	541,203
Safehold, Inc.	6,882	111,557
Uniti Group, Inc.	29,413	160,301
		7,166,631
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)	2,137	17,160
Abercrombie & Fitch Co., Class A(a)	6,433	767,972
Academy Sports & Outdoors, Inc.	8,636	451,749
Advance Auto Parts, Inc.	7,893	382,811
American Eagle Outfitters, Inc.	22,078	356,339
America’s Car-Mart, Inc.(a)	988	48,106
Arhaus, Inc.	7,232	88,809
Arko Corp., Class A	11,697	82,698
Asbury Automotive Group, Inc.(a)	2,521	747,930
AutoNation, Inc.(a)	3,367	634,848
BARK, Inc.(a)(b)	11,542	21,584
Bath & Body Works, Inc.	28,043	1,054,697
Beyond, Inc.(a)	8,366	69,354
Boot Barn Holdings, Inc.(a)	3,726	599,327
Buckle, Inc.	3,644	173,491
Build-A-Bear Workshop, Inc.	1,784	75,535
Caleres, Inc.	4,222	77,389
Camping World Holdings, Inc., Class A	7,292	168,372
Carvana Co., Class A(a)	13,854	3,428,588
Citi Trends, Inc.(a)(b)	847	21,937
Designer Brands, Inc., Class A	4,833	24,310
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Destination XL Group, Inc.(a)(b)	5,308	$ 14,438
Dick’s Sporting Goods, Inc.	7,191	1,726,200
EVgo, Inc.(a)	13,976	48,497
Five Below, Inc.(a)	6,881	645,300
Floor & Decor Holdings, Inc., Class A(a)	13,493	1,350,649
Foot Locker, Inc.(a)	11,228	225,121
GameStop Corp., Class A(a)	50,109	1,347,932
Gap, Inc.	26,557	639,227
Genesco, Inc.(a)	1,083	45,107
Group 1 Automotive, Inc.	1,707	779,228
GrowGeneration Corp.(a)	4,901	6,861
Haverty Furniture Cos., Inc.	1,242	27,858
J Jill, Inc.	999	27,293
Lands’ End, Inc.(a)	1,371	17,069
Leslie’s, Inc.(a)	24,337	49,161
Lithia Motors, Inc.	3,410	1,282,501
MarineMax, Inc.(a)	2,567	77,934
Monro, Inc.	3,598	70,665
Murphy USA, Inc.	2,363	1,188,376
National Vision Holdings, Inc.(a)	9,628	109,759
ODP Corp.(a)	4,325	97,745
OneWater Marine, Inc., Class A(a)	945	17,076
Penske Automotive Group, Inc.	2,428	402,150
Petco Health & Wellness Co., Inc.(a)	13,444	45,979
RealReal, Inc.(a)	12,226	116,636
Revolve Group, Inc.(a)(b)	5,309	167,658
RH(a)	1,936	811,397
RumbleON, Inc., Class B(a)	4,083	17,761
Sally Beauty Holdings, Inc.(a)	12,590	136,853
Shoe Carnival, Inc.	2,200	59,532
Signet Jewelers Ltd.	5,470	323,988
Sleep Number Corp.(a)(b)	2,552	45,630
Sonic Automotive, Inc., Class A	1,903	141,298
Stitch Fix, Inc., Class A(a)	12,301	57,938
ThredUp, Inc., Class A(a)	5,918	12,960
Tile Shop Holdings, Inc.(a)(b)	1,889	14,243
Tilly’s, Inc., Class A(a)	1,735	7,513
Torrid Holdings, Inc.(a)	4,943	34,898
Upbound Group, Inc.	6,539	191,854
Urban Outfitters, Inc.(a)	8,238	456,550
Valvoline, Inc.(a)	17,122	635,397
Victoria’s Secret & Co.(a)	10,036	364,909
Warby Parker, Inc., Class A(a)	11,523	319,302
Wayfair, Inc., Class A(a)(b)	12,463	602,835
Winmark Corp.	334	130,123
Zumiez, Inc.(a)	2,748	43,858
		24,228,265
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc., Class A	3,400	54,196
Corsair Gaming, Inc.(a)(b)	5,263	48,209
CPI Card Group, Inc.(a)	570	16,399
Diebold Nixdorf, Inc.(a)	3,169	137,186
Eastman Kodak Co.(a)(b)	9,465	69,946
Immersion Corp.	4,420	36,996
IonQ, Inc.(a)(b)	25,193	994,872
Pure Storage, Inc., Class A(a)	39,313	2,665,028
Turtle Beach Corp.(a)	3,044	54,031
Xerox Holdings Corp.	15,728	134,317
		4,211,180
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
Amer Sports, Inc.(a)	8,025	$ 256,559
Birkenstock Holding PLC(a)(b)	4,751	280,974
Capri Holdings Ltd.(a)	15,203	376,730
Carter’s, Inc.	4,845	261,242
Columbia Sportswear Co.	4,054	357,968
Crocs, Inc.(a)	7,328	747,969
Figs, Inc., Class A(a)(b)	15,093	85,879
G-III Apparel Group Ltd.(a)	4,935	154,071
Hanesbrands, Inc.(a)	45,848	372,286
Kontoor Brands, Inc.	6,988	641,848
Movado Group, Inc.	1,443	27,590
Oxford Industries, Inc.	1,781	149,355
PVH Corp.	7,096	635,802
Ralph Lauren Corp.	5,116	1,277,465
Rocky Brands, Inc.	1,699	42,543
Skechers USA, Inc., Class A(a)	16,882	1,271,890
Steven Madden Ltd.	9,191	377,291
Superior Group of Cos., Inc.	1,290	19,466
Tapestry, Inc.	29,782	2,172,299
Under Armour, Inc., Class A(a)	24,007	200,458
Under Armour, Inc., Class C(a)	25,598	192,753
Vera Bradley, Inc.(a)	2,876	10,756
VF Corp.	44,982	1,168,183
Wolverine World Wide, Inc.	9,668	215,886
		11,297,263
Tobacco — 0.0%
Ispire Technology, Inc.(a)	1,708	8,147
Turning Point Brands, Inc.	2,116	134,874
Universal Corp.	3,488	185,283
		328,304
Trading Companies & Distributors — 1.8%
Air Lease Corp.	13,770	636,174
Alta Equipment Group, Inc.	4,586	33,478
Applied Industrial Technologies, Inc.	4,844	1,259,585
Beacon Roofing Supply, Inc.(a)	7,896	934,413
BlueLinx Holdings, Inc.(a)	1,040	112,091
Boise Cascade Co.	4,974	627,520
Core & Main, Inc., Class A(a)	24,582	1,387,408
Custom Truck One Source, Inc.(a)(b)	5,253	26,738
Distribution Solutions Group, Inc.(a)	1,168	37,668
DNOW, Inc.(a)	14,444	214,927
DXP Enterprises, Inc.(a)	1,587	160,747
EVI Industries, Inc.	632	10,959
FTAI Aviation Ltd.	13,142	1,321,165
GATX Corp.	4,518	747,593
Global Industrial Co.	1,988	49,123
GMS, Inc.(a)	5,161	435,279
H&E Equipment Services, Inc.	4,205	372,941
Herc Holdings, Inc.	3,504	714,676
Hudson Technologies, Inc.(a)	7,830	45,414
Karat Packaging, Inc.	819	25,315
McGrath RentCorp	3,062	375,616
MRC Global, Inc.(a)	10,473	153,744
MSC Industrial Direct Co., Inc., Class A	5,864	471,524
Rush Enterprises, Inc., Class A	7,932	481,869
Rush Enterprises, Inc., Class B	753	43,162
SiteOne Landscape Supply, Inc.(a)(b)	5,765	820,360
Titan Machinery, Inc.(a)	3,479	65,127
Transcat, Inc.(a)(b)	1,200	92,424
Watsco, Inc.	4,428	2,119,197

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	5,438	$ 1,006,030
Willis Lease Finance Corp.	444	86,100
Xometry, Inc., Class A(a)	5,723	190,061
		15,058,428
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(a)	1,842	19,765
Water Utilities — 0.3%
American States Water Co.	4,653	346,648
Cadiz, Inc.(a)	3,791	18,728
California Water Service Group	7,344	332,610
Consolidated Water Co. Ltd.	1,279	33,484
Essential Utilities, Inc.	32,459	1,151,645
Global Water Resources, Inc.	1,533	17,629
Middlesex Water Co.	2,030	102,799
Pure Cycle Corp.(a)	2,457	28,870
SJW Group	3,799	190,824
York Water Co.	1,248	38,601
		2,261,838
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	8,344	70,423
Spok Holdings, Inc.	1,706	27,433
Telephone and Data Systems, Inc.	12,627	446,364
		544,220
Total Common Stocks — 98.8% (Cost: $667,132,135)		840,615,289
Investment Companies
Equity Funds(e) — 0.7%
iShares Russell 2000 ETF	14,641	3,315,894
iShares Russell Mid-Cap ETF	27,001	2,485,982
		5,801,876
Total Investment Companies — 0.7% (Cost: $5,509,684)		5,801,876
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	2,854	885
Chinook Therapeutics, CVR(c)	5,455	4,582
Contra Aduro Biotech I, CVR(c)	658	309
GTX, Inc., CVR(b)(c)	23	24
Inhibrx, Inc., CVR(c)	3,315	3,713
		9,513
Total Rights — 0.0% (Cost: $5,214)		9,513
Security	Shares	Value
Warrants
Health Care Equipment & Supplies(b) — 0.0%
Pulse Biosciences, Inc., (Expires 06/26/29, Strike Price USD 11.00)	127	$ 630
Pulse Biosciences, Inc., (Expires 06/27/29)	127	631
		1,261
Total Warrants — 0.0% (Cost: $ — )		1,261
Total Long-Term Investments — 99.5% (Cost: $672,647,033)		846,427,939
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	58,213,393	58,242,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	3,933,439	3,933,439
Total Short-Term Securities — 7.3% (Cost: $62,178,216)		62,175,938
Total Investments — 106.8% (Cost: $734,825,249)		908,603,877
Liabilities in Excess of Other Assets — (6.8)%		(57,711,312)
Net Assets — 100.0%		$ 850,892,565

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,930, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 50,754,606	$ 7,484,472 (a)	$ —	$ 14,181	$ (10,760)	$ 58,242,499	58,213,393	$ 182,011 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	625,861	3,307,578 (a)	—	—	—	3,933,439	3,933,439	75,168	—
iShares Russell 2000 ETF	4,593,607	38,884,768	(40,490,656)	654,114	(325,939)	3,315,894	14,641	22,394	—
iShares Russell Mid-Cap ETF	3,114,240	24,552,884	(25,570,006)	410,488	(21,624)	2,485,982	27,001	19,363	—
				$ 1,078,783	$ (358,323)	$ 67,977,814		$ 298,936	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	14	03/21/25	$ 1,607	$ 10,723
S&P Mid 400 E-Mini Index	6	03/21/25	1,950	26,444
				$ 37,167
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 37,167	$ —	$ —	$ —	$ 37,167

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 379,772	$ —	$ —	$ —	$ 379,772
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 26,495	$ —	$ —	$ —	$ 26,495

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,485,480
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 14,439,163	$ —	$ —	$ 14,439,163
Air Freight & Logistics	2,810,618	—	—	2,810,618
Automobile Components	6,433,512	—	—	6,433,512
Automobiles	2,959,455	—	—	2,959,455
Banks	55,096,308	—	—	55,096,308
Beverages	2,883,353	—	—	2,883,353
Biotechnology	41,926,311	—	—	41,926,311
Broadline Retail	2,920,835	—	—	2,920,835
Building Products	19,004,021	—	—	19,004,021
Capital Markets	28,857,452	—	—	28,857,452
Chemicals	14,667,127	—	—	14,667,127
Commercial Services & Supplies	10,069,791	—	—	10,069,791
Communications Equipment	8,604,324	—	—	8,604,324
Construction & Engineering	16,636,297	—	—	16,636,297
Construction Materials	2,790,999	—	—	2,790,999
Consumer Finance	8,933,478	—	—	8,933,478
Consumer Staples Distribution & Retail	13,252,218	—	—	13,252,218
Containers & Packaging	15,098,038	—	—	15,098,038
Distributors	1,763,015	—	—	1,763,015
Diversified Consumer Services	9,961,738	—	—	9,961,738
Diversified REITs	2,058,090	—	—	2,058,090
Diversified Telecommunication Services	3,924,031	—	—	3,924,031
Electric Utilities	8,563,191	—	—	8,563,191
Electrical Equipment	10,455,502	—	—	10,455,502
Electronic Equipment, Instruments & Components	19,800,014	—	—	19,800,014
Energy Equipment & Services	10,081,099	—	—	10,081,099
Entertainment	5,773,348	—	—	5,773,348
Financial Services	21,664,611	—	—	21,664,611
Food Products	7,477,831	—	—	7,477,831
Gas Utilities	5,468,352	—	—	5,468,352
Ground Transportation	9,755,050	—	—	9,755,050
Health Care Equipment & Supplies	17,814,861	—	—	17,814,861
Health Care Providers & Services	19,486,854	—	—	19,486,854
Health Care REITs	4,934,516	—	—	4,934,516
Health Care Technology	2,342,598	—	—	2,342,598
Hotel & Resort REITs	4,389,174	—	—	4,389,174
Hotels, Restaurants & Leisure	25,684,905	—	—	25,684,905
Household Durables	14,519,639	—	—	14,519,639
Household Products	1,563,175	—	—	1,563,175
Independent Power and Renewable Electricity Producers	1,439,798	—	—	1,439,798
Industrial Conglomerates	92,520	—	—	92,520
Industrial REITs	6,106,781	—	—	6,106,781
Insurance	29,354,092	—	—	29,354,092
Interactive Media & Services	4,833,352	—	—	4,833,352
IT Services	5,893,778	—	—	5,893,778
Leisure Products	4,310,329	—	—	4,310,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 9,710,629	$ —	$ —	$ 9,710,629
Machinery	36,645,999	—	—	36,645,999
Marine Transportation	1,759,617	—	—	1,759,617
Media	9,860,825	—	—	9,860,825
Metals & Mining	12,384,140	—	—	12,384,140
Mortgage Real Estate Investment Trusts (REITs)	7,136,203	—	—	7,136,203
Multi-Utilities	3,755,515	—	—	3,755,515
Office REITs	6,311,734	—	—	6,311,734
Oil, Gas & Consumable Fuels	32,397,017	—	—	32,397,017
Paper & Forest Products	1,348,157	—	—	1,348,157
Passenger Airlines	4,299,957	—	—	4,299,957
Personal Care Products	3,171,598	—	—	3,171,598
Pharmaceuticals	10,270,498	1,930	—	10,272,428
Professional Services	18,199,331	—	—	18,199,331
Real Estate Management & Development	6,099,559	—	—	6,099,559
Residential REITs	6,138,157	—	—	6,138,157
Retail REITs	12,247,454	—	—	12,247,454
Semiconductors & Semiconductor Equipment	17,691,918	—	—	17,691,918
Software	49,173,613	—	—	49,173,613
Specialized REITs	7,166,631	—	—	7,166,631
Specialty Retail	24,228,265	—	—	24,228,265
Technology Hardware, Storage & Peripherals	4,211,180	—	—	4,211,180
Textiles, Apparel & Luxury Goods	11,297,263	—	—	11,297,263
Tobacco	328,304	—	—	328,304
Trading Companies & Distributors	15,058,428	—	—	15,058,428
Transportation Infrastructure	19,765	—	—	19,765
Water Utilities	2,261,838	—	—	2,261,838
Wireless Telecommunication Services	544,220	—	—	544,220
Investment Companies	5,801,876	—	—	5,801,876
Rights	—	885	8,628	9,513
Warrants	—	1,261	—	1,261
Short-Term Securities
Money Market Funds	62,175,938	—	—	62,175,938
	$908,591,173	$4,076	$8,628	$908,603,877
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 37,167	$ —	$ —	$ 37,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	2,039	$ 138,163
AeroVironment, Inc.(a)(b)	1,968	354,535
AerSale Corp.(a)	1,574	10,656
Archer Aviation, Inc., Class A(a)(b)	17,966	169,779
Astronics Corp.(a)	1,490	26,373
Axon Enterprise, Inc.(a)	4,832	3,151,334
Boeing Co.(a)	47,212	8,333,862
BWX Technologies, Inc.	6,067	685,146
Byrna Technologies, Inc.(a)	2,499	67,573
Cadre Holdings, Inc.	1,180	45,489
Curtiss-Wright Corp.	2,464	854,860
Ducommun, Inc.(a)	926	63,320
General Dynamics Corp.	18,353	4,716,354
General Electric Co.	71,763	14,608,794
HEICO Corp.	2,891	690,776
HEICO Corp., Class A	5,380	1,023,975
Hexcel Corp.	5,232	341,126
Howmet Aerospace, Inc.	27,198	3,442,723
Huntington Ingalls Industries, Inc.	2,636	519,977
Intuitive Machines, Inc.(a)(b)	2,006	43,490
Kratos Defense & Security Solutions, Inc.(a)(b)	10,628	354,656
L3Harris Technologies, Inc.	12,588	2,668,782
Leonardo DRS, Inc.(a)	4,533	159,335
Loar Holdings, Inc.(a)(b)	2,008	159,596
Lockheed Martin Corp.	14,140	6,546,113
Mercury Systems, Inc.(a)	3,148	131,240
Moog, Inc., Class A	1,996	362,593
National Presto Industries, Inc.	368	35,391
Northrop Grumman Corp.	9,253	4,508,709
Park Aerospace Corp.	1,798	26,053
Rocket Lab USA, Inc.(a)	23,249	675,383
RTX Corp.	88,664	11,433,223
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	267,217
Standardaero, Inc.(a)(b)	4,823	129,449
Textron, Inc.	12,522	958,058
TransDigm Group, Inc.	3,677	4,976,231
Triumph Group, Inc.(a)	3,986	74,698
V2X, Inc.(a)	802	41,808
Virgin Galactic Holdings, Inc.(a)(b)	730	3,475
Woodward, Inc.	4,002	741,371
		73,541,686
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,072	90,480
CH Robinson Worldwide, Inc.	7,627	758,810
Expeditors International of Washington, Inc.	9,445	1,072,763
FedEx Corp.	15,183	4,021,521
Forward Air Corp.(a)	1,607	51,826
GXO Logistics, Inc.(a)	7,459	339,012
Hub Group, Inc., Class A	4,172	186,113
Radiant Logistics, Inc.(a)	1,065	7,476
United Parcel Service, Inc., Class B	48,983	5,595,328
		12,123,329
Automobile Components — 0.1%
Adient PLC(a)(b)	5,612	97,817
American Axle & Manufacturing Holdings, Inc.(a)	6,123	32,023
Aptiv PLC(a)	15,617	974,813
BorgWarner, Inc.	14,641	467,048
Cooper-Standard Holdings, Inc.(a)	698	10,763
Dana, Inc.	8,323	132,669
Security	Shares	Value
Automobile Components (continued)
Dorman Products, Inc.(a)	1,596	$ 209,523
Fox Factory Holding Corp.(a)	2,625	71,715
Gentex Corp.	16,255	421,330
Gentherm, Inc.(a)	2,298	87,669
Goodyear Tire & Rubber Co.(a)	17,489	155,127
Holley, Inc.(a)	3,298	10,059
LCI Industries	2,058	215,658
Lear Corp.	3,657	344,087
Luminar Technologies, Inc.(a)(b)	1,270	7,303
Modine Manufacturing Co.(a)(b)	3,491	354,162
Patrick Industries, Inc.	2,094	203,411
Phinia, Inc.	2,926	148,904
QuantumScape Corp.(a)(b)	24,550	126,923
Solid Power, Inc.(a)(b)	8,899	12,370
Standard Motor Products, Inc.	1,696	52,610
Stoneridge, Inc.(a)	1,548	8,003
Visteon Corp.(a)	1,648	138,531
XPEL, Inc.(a)	1,523	63,859
		4,346,377
Automobiles — 2.1%
Ford Motor Co.	262,308	2,644,065
General Motors Co.	72,727	3,597,077
Harley-Davidson, Inc.	7,932	214,640
Lucid Group, Inc.(a)(b)	61,620	170,071
Rivian Automotive, Inc., Class A(a)(b)	54,603	685,814
Tesla, Inc.(a)	185,791	75,171,039
Thor Industries, Inc.	3,278	337,109
Winnebago Industries, Inc.	2,035	97,273
		82,917,088
Banks — 4.0%
1st Source Corp.	997	62,532
ACNB Corp.	658	27,044
Amalgamated Financial Corp.	3,163	110,515
Amerant Bancorp, Inc., Class A	4,712	109,318
Ameris Bancorp	4,339	284,855
Arrow Financial Corp.	1,851	49,255
Associated Banc-Corp.	11,591	291,398
Atlantic Union Bankshares Corp.	6,344	239,613
Axos Financial, Inc.(a)	3,469	242,587
Banc of California, Inc.	8,676	138,989
BancFirst Corp.	1,868	222,441
Bancorp, Inc.(a)	2,594	158,390
Bank First Corp.	578	58,482
Bank of America Corp.	446,512	20,673,506
Bank of Hawaii Corp.	2,181	162,506
Bank of Marin Bancorp	1,301	32,876
Bank of NT Butterfield & Son Ltd.	3,623	132,928
Bank OZK	6,920	351,467
BankUnited, Inc.	2,969	122,056
Banner Corp.	981	69,327
Bar Harbor Bankshares	1,349	42,736
BayCom Corp.	1,314	36,779
BCB Bancorp, Inc.	1,342	14,534
Berkshire Hills Bancorp, Inc.	1,900	55,879
Blue Foundry Bancorp(a)	1,829	17,833
BOK Financial Corp.	1,817	200,633
Bridgewater Bancshares, Inc.(a)	1,355	19,133
Brookline Bancorp, Inc.	3,524	43,098
Burke & Herbert Financial Services Corp., Class C	750	48,232
Business First Bancshares, Inc.	2,631	71,011
Byline Bancorp, Inc.	1,662	48,763
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Cadence Bank	6,933	$ 244,042
Camden National Corp.	1,025	46,494
Capital Bancorp, Inc.	643	19,946
Capital City Bank Group, Inc.	1,111	40,985
Capitol Federal Financial, Inc.	5,759	34,266
Carter Bankshares, Inc.(a)	1,048	18,466
Cathay General Bancorp	4,573	217,172
Central Pacific Financial Corp.	427	12,763
ChoiceOne Financial Services, Inc.	1,113	37,297
Citigroup, Inc.	126,218	10,277,932
Citizens & Northern Corp.	1,802	38,437
Citizens Financial Group, Inc.	31,173	1,482,900
Citizens Financial Services, Inc.	362	22,169
City Holding Co.	442	52,213
Civista Bancshares, Inc.	808	17,824
CNB Financial Corp.	1,531	38,734
Coastal Financial Corp.(a)	714	63,674
Colony Bankcorp, Inc.	1,564	26,353
Columbia Banking System, Inc.	13,708	382,453
Columbia Financial, Inc.(a)	2,444	36,147
Comerica, Inc.	8,443	568,383
Commerce Bancshares, Inc.	8,956	598,261
Community Financial System, Inc.	1,925	126,145
Community Trust Bancorp, Inc.	982	52,547
Community West Bancshares	3,575	69,677
ConnectOne Bancorp, Inc.	2,102	53,265
CrossFirst Bankshares, Inc.(a)	2,745	44,579
Cullen/Frost Bankers, Inc.	4,171	581,437
Customers Bancorp, Inc.(a)	1,668	95,043
CVB Financial Corp.	8,995	187,456
Dime Community Bancshares, Inc.	1,767	55,183
Eagle Bancorp, Inc.	1,044	27,363
East West Bancorp, Inc.	9,370	964,829
Eastern Bankshares, Inc.	12,797	234,953
Enterprise Bancorp, Inc.	214	9,059
Enterprise Financial Services Corp.	2,436	145,770
Equity Bancshares, Inc., Class A	1,265	55,154
Esquire Financial Holdings, Inc.	654	58,448
Farmers & Merchants Bancorp, Inc.	828	22,497
Farmers National Banc Corp.	1,865	25,662
FB Financial Corp.	2,244	118,506
Fifth Third Bancorp	47,380	2,099,408
Financial Institutions, Inc.	1,577	41,585
First Bancorp, Inc.	314	8,114
First BanCorp./Puerto Rico	4,434	92,050
First Bancorp/Southern Pines NC	1,949	86,009
First Bancshares, Inc.	1,940	74,399
First Bank/Hamilton	1,767	26,876
First Busey Corp.	4,173	101,320
First Business Financial Services, Inc.	758	39,158
First Citizens BancShares, Inc., Class A	800	1,763,752
First Commonwealth Financial Corp.	6,445	107,503
First Community Bankshares, Inc.	972	42,156
First Financial Bancorp	3,434	96,221
First Financial Bankshares, Inc.	8,460	315,220
First Financial Corp.	1,022	49,250
First Foundation, Inc.	8,534	43,950
First Hawaiian, Inc.	9,199	254,076
First Horizon Corp.	37,007	810,083
First Interstate BancSystem, Inc., Class A	6,284	207,058
First Merchants Corp.	7,134	317,035
First Mid Bancshares, Inc.	1,619	61,409
First of Long Island Corp.	1,705	22,165
Security	Shares	Value
Banks (continued)
Five Star Bancorp	948	$ 28,829
Flagstar Financial, Inc.(b)	17,998	212,916
Flushing Financial Corp.	1,802	25,138
FNB Corp.	29,508	462,980
Fulton Financial Corp.	11,311	230,066
German American Bancorp, Inc.	1,773	73,278
Glacier Bancorp, Inc.	7,414	368,253
Great Southern Bancorp, Inc.	559	32,864
Greene County Bancorp, Inc.	778	20,617
Guaranty Bancshares, Inc.	297	12,210
Hancock Whitney Corp.	5,823	347,866
Hanmi Financial Corp.	907	21,786
HarborOne Bancorp, Inc.	2,218	24,110
HBT Financial, Inc.	1,273	30,959
Heartland Financial USA, Inc.	2,831	183,081
Heritage Commerce Corp.	3,436	33,295
Heritage Financial Corp.	1,053	27,062
Hilltop Holdings, Inc.	3,539	106,807
Hingham Institution For Savings(b)	79	20,165
Home Bancorp, Inc.	190	9,538
Home BancShares, Inc.	13,490	407,263
HomeStreet, Inc.(a)	954	9,607
HomeTrust Bancshares, Inc.	642	23,606
Hope Bancorp, Inc.	7,383	86,086
Horizon Bancorp, Inc.	2,632	44,191
Huntington Bancshares, Inc.	98,152	1,688,214
Independent Bank Corp.	2,993	173,172
International Bancshares Corp.	4,389	289,191
John Marshall Bancorp, Inc.	759	14,353
JPMorgan Chase & Co.	188,088	50,275,922
Kearny Financial Corp.	5,495	37,915
KeyCorp.	64,084	1,152,230
Lakeland Financial Corp.	1,478	100,563
Live Oak Bancshares, Inc.	2,391	84,857
M&T Bank Corp.	11,322	2,278,439
Mercantile Bank Corp.	2,437	118,950
Metrocity Bankshares, Inc.	1,908	58,881
Metropolitan Bank Holding Corp.(a)	533	34,181
Mid Penn Bancorp, Inc.	806	24,277
Midland States Bancorp, Inc.	963	18,547
MidWestOne Financial Group, Inc.	1,021	32,294
MVB Financial Corp.	865	16,876
National Bank Holdings Corp., Class A	2,275	98,121
NB Bancorp, Inc.(a)	6,036	115,650
NBT Bancorp, Inc.	1,281	61,014
Nicolet Bankshares, Inc.	940	105,402
Northeast Bank	629	63,655
Northfield Bancorp, Inc.	2,756	32,163
Northwest Bancshares, Inc.	4,246	56,090
NU Holdings Ltd./Cayman Islands, Class A(a)	211,467	2,799,823
OceanFirst Financial Corp.	4,668	83,837
OFG Bancorp	2,791	119,204
Old National Bancorp	22,582	538,581
Old Second Bancorp, Inc.	2,744	51,560
Orange County Bancorp, Inc.	1,268	32,803
Origin Bancorp, Inc.	1,892	71,745
Orrstown Financial Services, Inc.	3,495	127,008
Pacific Premier Bancorp, Inc.	3,852	99,767
Park National Corp.	1,046	177,517
Pathward Financial, Inc.	1,236	98,546
PCB Bancorp	1,231	23,746
Peapack-Gladstone Financial Corp.	1,216	38,486
Peoples Bancorp, Inc.	2,207	72,059

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Peoples Financial Services Corp.	546	$ 28,103
Pinnacle Financial Partners, Inc.	5,340	666,272
PNC Financial Services Group, Inc.	26,673	5,359,939
Popular, Inc.	4,863	500,597
Preferred Bank/Los Angeles CA	305	27,865
Premier Financial Corp.	2,016	56,105
Primis Financial Corp.	1,942	21,537
Prosperity Bancshares, Inc.	7,341	587,280
Provident Financial Services, Inc.	7,831	145,422
QCR Holdings, Inc.	904	70,295
RBB Bancorp	350	6,583
Red River Bancshares, Inc.	282	15,736
Regions Financial Corp.	60,235	1,484,190
Renasant Corp.	1,899	73,833
Republic Bancorp, Inc., Class A	538	35,212
S&T Bancorp, Inc.	2,286	90,160
Sandy Spring Bancorp, Inc.	2,975	100,644
Seacoast Banking Corp. of Florida	3,711	105,578
ServisFirst Bancshares, Inc.	3,034	275,093
Shore Bancshares, Inc.	2,166	35,414
Sierra Bancorp	1,347	40,599
Simmons First National Corp., Class A	6,948	157,859
SmartFinancial, Inc.	1,272	44,851
South Plains Financial, Inc.	1,099	39,487
Southern First Bancshares, Inc.(a)	161	5,925
Southern Missouri Bancorp, Inc.	347	20,535
Southside Bancshares, Inc.	1,208	37,967
SouthState Corp.	6,444	680,422
Stellar Bancorp, Inc.	2,975	84,490
Stock Yards Bancorp, Inc.	1,716	126,486
Synovus Financial Corp.	10,795	609,054
Texas Capital Bancshares, Inc.(a)	3,968	313,274
TFS Financial Corp.	4,986	68,408
Third Coast Bancshares, Inc.(a)	1,211	43,657
Tompkins Financial Corp.	1,151	80,651
Towne Bank/Portsmouth VA	6,934	248,029
TriCo Bancshares	1,964	86,161
Triumph Financial, Inc.(a)	1,335	102,875
Truist Financial Corp.	90,620	4,315,324
TrustCo Bank Corp./New York	719	23,123
Trustmark Corp.	3,530	132,375
U.S. Bancorp	104,830	5,008,777
UMB Financial Corp.	3,024	356,524
United Bankshares, Inc.	8,494	327,019
United Community Banks, Inc.	3,642	120,805
Univest Financial Corp.	1,834	55,735
USCB Financial Holdings, Inc.	1,758	33,367
Valley National Bancorp	35,791	367,931
Veritex Holdings, Inc.	2,661	71,315
WaFd, Inc.	5,056	150,062
Washington Trust Bancorp, Inc.	1,069	35,031
Webster Financial Corp.	12,273	739,325
Wells Fargo & Co.	222,831	17,559,083
WesBanco, Inc.	4,292	150,392
West BanCorp, Inc.	1,337	29,320
Westamerica BanCorp	1,572	81,367
Western Alliance Bancorp	7,392	649,535
Wintrust Financial Corp.	4,624	604,865
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	3,434	$ 192,304
Zions Bancorp NA	9,529	551,348
		156,141,724
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	590	147,895
Brown-Forman Corp., Class A	2,982	99,360
Brown-Forman Corp., Class B	12,084	398,893
Celsius Holdings, Inc.(a)	11,224	280,376
Coca-Cola Co.	259,835	16,494,326
Coca-Cola Consolidated, Inc.	394	538,842
Constellation Brands, Inc., Class A	10,636	1,922,989
Keurig Dr. Pepper, Inc.	75,588	2,426,375
MGP Ingredients, Inc.	1,116	40,321
Molson Coors Beverage Co., Class B	11,722	641,779
Monster Beverage Corp.(a)	47,849	2,330,725
National Beverage Corp.	1,540	64,757
PepsiCo, Inc.	91,883	13,845,849
Primo Brands Corp.	10,816	350,114
Vita Coco Co., Inc.(a)	2,130	79,747
		39,662,348
Biotechnology — 2.1%
2seventy bio, Inc.(a)(b)	3,031	8,062
4D Molecular Therapeutics, Inc.(a)	3,771	21,118
89bio, Inc.(a)	4,301	41,290
AbbVie, Inc.	118,365	21,767,324
Absci Corp.(a)(b)	12,031	44,635
ACADIA Pharmaceuticals, Inc.(a)(b)	7,957	148,478
ACELYRIN, Inc.(a)	6,068	11,954
ADC Therapeutics SA(a)(b)	12,438	20,896
ADMA Biologics, Inc.(a)	15,650	252,748
Aerovate Therapeutics, Inc.(a)(b)	433	1,134
Agenus, Inc.(a)(b)	1,168	4,438
Agios Pharmaceuticals, Inc.(a)	3,560	122,428
Akebia Therapeutics, Inc.(a)	20,965	46,962
Akero Therapeutics, Inc.(a)	4,338	234,599
Aldeyra Therapeutics, Inc.(a)(b)	3,447	18,062
Alector, Inc.(a)	2,986	4,957
Alkermes PLC(a)	10,139	319,683
Allogene Therapeutics, Inc.(a)	5,719	10,294
Alnylam Pharmaceuticals, Inc.(a)	8,663	2,350,359
Altimmune, Inc.(a)(b)	4,063	26,978
ALX Oncology Holdings, Inc.(a)	1,150	1,679
Amgen, Inc.	35,911	10,249,718
Amicus Therapeutics, Inc.(a)	21,889	209,697
AnaptysBio, Inc.(a)	865	15,509
Anavex Life Sciences Corp.(a)	5,000	46,350
Anika Therapeutics, Inc.(a)	1,304	22,246
Annexon, Inc.(a)(b)	6,182	23,739
Apellis Pharmaceuticals, Inc.(a)	6,746	195,701
Apogee Therapeutics, Inc.(a)(b)	2,661	110,059
Applied Therapeutics, Inc.(a)	8,335	4,888
Arbutus Biopharma Corp.(a)	7,498	24,968
Arcellx, Inc.(a)(b)	2,703	184,155
Arcturus Therapeutics Holdings, Inc.(a)	1,205	20,449
Arcus Biosciences, Inc.(a)	3,707	47,820
Arcutis Biotherapeutics, Inc.(a)	6,214	82,273
Ardelyx, Inc.(a)	19,637	105,254
ArriVent Biopharma, Inc.(a)(b)	2,616	74,661
Arrowhead Pharmaceuticals, Inc.(a)(b)	7,797	155,004
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ARS Pharmaceuticals, Inc.(a)(b)	4,460	$ 58,069
Astria Therapeutics, Inc.(a)	2,797	21,984
Aura Biosciences, Inc.(a)(b)	1,601	12,568
Aurinia Pharmaceuticals, Inc.(a)	8,475	67,376
Avid Bioservices, Inc.(a)(b)	3,513	43,842
Avidity Biosciences, Inc.(a)	7,362	242,431
Avita Medical, Inc.(a)(b)	1,749	15,916
Beam Therapeutics, Inc.(a)(b)	5,080	131,674
BioCryst Pharmaceuticals, Inc.(a)	11,882	93,868
Biogen, Inc.(a)	9,657	1,389,932
Biohaven Ltd.(a)	6,094	233,096
BioMarin Pharmaceutical, Inc.(a)	12,679	803,341
Biomea Fusion, Inc.(a)(b)	1,375	5,748
Bluebird Bio, Inc.(a)(b)	346	2,682
Blueprint Medicines Corp.(a)	4,078	458,897
Bridgebio Pharma, Inc.(a)(b)	9,189	314,356
C4 Therapeutics, Inc.(a)	8,775	30,449
Cabaletta Bio, Inc.(a)	2,282	5,454
Capricor Therapeutics, Inc.(a)(b)	1,887	28,380
CareDx, Inc.(a)(b)	2,931	68,292
Cargo Therapeutics, Inc.(a)	1,604	5,774
Caribou Biosciences, Inc.(a)	4,018	5,746
Catalyst Pharmaceuticals, Inc.(a)	6,463	145,805
Celcuity, Inc.(a)	799	9,548
Celldex Therapeutics, Inc.(a)	4,265	104,450
Century Therapeutics, Inc.(a)(b)	1,185	973
CG oncology, Inc.(a)	3,464	104,163
Cogent Biosciences, Inc.(a)	7,471	69,555
Coherus Biosciences, Inc.(a)(b)	6,286	7,417
Compass Therapeutics, Inc.(a)	8,157	26,266
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	889	8,703
Crinetics Pharmaceuticals, Inc.(a)(b)	5,879	236,924
Cullinan Therapeutics, Inc.(a)(b)	4,093	43,222
Cytokinetics, Inc.(a)	7,503	371,098
Day One Biopharmaceuticals, Inc.(a)	3,982	49,257
Denali Therapeutics, Inc.(a)	8,773	204,411
Design Therapeutics, Inc.(a)	2,613	12,673
Dianthus Therapeutics, Inc.(a)(b)	1,902	42,129
Disc Medicine, Inc.(a)	1,366	76,223
Dynavax Technologies Corp.(a)	8,014	104,583
Dyne Therapeutics, Inc.(a)	5,380	76,504
Editas Medicine, Inc.(a)(b)	6,257	8,197
Enanta Pharmaceuticals, Inc.(a)(b)	1,355	6,924
Entrada Therapeutics, Inc.(a)	1,826	24,541
Erasca, Inc.(a)(b)	16,501	31,187
Exact Sciences Corp.(a)	12,015	673,441
Exelixis, Inc.(a)	18,803	623,319
Fate Therapeutics, Inc.(a)	5,497	7,146
Foghorn Therapeutics, Inc.(a)	1,251	5,242
Generation Bio Co.(a)	2,726	2,116
Geron Corp.(a)(b)	43,271	124,188
Gilead Sciences, Inc.	83,636	8,129,419
GRAIL, Inc.(a)(b)	1,680	50,870
Halozyme Therapeutics, Inc.(a)	8,051	456,009
Heron Therapeutics, Inc.(a)(b)	5,088	8,650
HilleVax, Inc.(a)(b)	1,399	2,756
Humacyte, Inc.(a)(b)	4,049	18,544
Ideaya Biosciences, Inc.(a)	6,581	160,247
IGM Biosciences, Inc.(a)(b)	534	806
ImmunityBio, Inc.(a)(b)	7,947	27,417
Immunome, Inc.(a)	4,279	47,197
Immunovant, Inc.(a)	3,713	80,721
Incyte Corp.(a)	10,303	764,071
Security	Shares	Value
Biotechnology (continued)
Inhibrx Biosciences, Inc.(a)	560	$ 7,605
Inozyme Pharma, Inc.(a)	4,463	6,427
Insmed, Inc.(a)(b)	11,564	885,571
Intellia Therapeutics, Inc.(a)	5,528	57,049
Ionis Pharmaceuticals, Inc.(a)	10,690	341,011
Iovance Biotherapeutics, Inc.(a)(b)	18,001	105,306
Ironwood Pharmaceuticals, Inc.(a)	8,803	20,599
iTeos Therapeutics, Inc.(a)	2,020	15,231
Janux Therapeutics, Inc.(a)	2,065	89,786
KalVista Pharmaceuticals, Inc.(a)	2,567	22,872
Keros Therapeutics, Inc.(a)	1,802	20,543
Kiniksa Pharmaceuticals International PLC(a)	1,991	39,024
Kodiak Sciences, Inc.(a)	1,928	12,339
Krystal Biotech, Inc.(a)(b)	1,586	253,348
Kura Oncology, Inc.(a)	4,970	39,313
Kymera Therapeutics, Inc.(a)	2,658	105,230
Larimar Therapeutics, Inc.(a)	4,731	18,167
LENZ Therapeutics, Inc.	1,314	33,546
Lexicon Pharmaceuticals, Inc.(a)(b)	16,590	12,545
Lyell Immunopharma, Inc.(a)	11,179	6,599
MacroGenics, Inc.(a)	3,347	10,041
Madrigal Pharmaceuticals, Inc.(a)	1,257	420,844
MannKind Corp.(a)	15,218	88,112
MeiraGTx Holdings PLC(a)	2,029	12,762
Mersana Therapeutics, Inc.(a)	6,910	4,208
MiMedx Group, Inc.(a)	9,149	79,596
Mineralys Therapeutics, Inc.(a)	2,581	26,584
Mirum Pharmaceuticals, Inc.(a)	2,999	146,591
Moderna, Inc.(a)	21,939	864,835
Monte Rosa Therapeutics, Inc.(a)(b)	998	6,647
Myriad Genetics, Inc.(a)	6,730	85,269
Natera, Inc.(a)	7,768	1,374,315
Neurocrine Biosciences, Inc.(a)	6,798	1,032,072
Neurogene, Inc.(a)	1,070	16,960
Nkarta, Inc.(a)(b)	2,544	5,953
Novavax, Inc.(a)(b)	8,300	72,127
Nurix Therapeutics, Inc.(a)	4,671	92,065
Nuvalent, Inc., Class A(a)(b)	2,547	218,558
Ocugen, Inc.(a)(b)	28,207	20,518
Olema Pharmaceuticals, Inc.(a)(b)	2,267	13,851
Organogenesis Holdings, Inc.(a)(b)	6,610	24,325
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	38,314
Outlook Therapeutics, Inc.(a)(b)	504	1,038
Ovid therapeutics, Inc.(a)	7,396	4,907
PepGen, Inc.(a)	1,713	2,210
Perspective Therapeutics, Inc.(a)(b)	3,920	13,916
Praxis Precision Medicines, Inc.(a)	1,385	106,022
Precigen, Inc.(a)(b)	5,740	7,749
Prime Medicine, Inc.(a)(b)	2,694	7,543
ProKidney Corp.(a)(b)	3,973	6,555
Protagonist Therapeutics, Inc.(a)	4,290	162,162
Prothena Corp. PLC(a)(b)	2,491	35,447
PTC Therapeutics, Inc.(a)	5,457	250,367
Q32 Bio, Inc.(a)(b)	774	2,345
RAPT Therapeutics, Inc.(a)(b)	2,050	2,337
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,367	104,017
Regeneron Pharmaceuticals, Inc.(a)	7,028	4,729,703
REGENXBIO, Inc.(a)	3,603	29,076
Relay Therapeutics, Inc.(a)	5,448	24,353
Replimune Group, Inc.(a)	3,154	44,093
Revolution Medicines, Inc.(a)	11,350	487,483
Rhythm Pharmaceuticals, Inc.(a)(b)	3,862	229,519
Rigel Pharmaceuticals, Inc.(a)	1,105	23,923

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.(a)	4,600	$ 49,404
Roivant Sciences Ltd.(a)(b)	28,265	314,589
Sage Therapeutics, Inc.(a)	3,162	22,925
Sana Biotechnology, Inc.(a)(b)	11,242	36,199
Sarepta Therapeutics, Inc.(a)	6,111	694,943
Savara, Inc.(a)	7,236	19,537
Scholar Rock Holding Corp.(a)	5,414	218,617
Sera Prognostics, Inc., Class A(a)(b)	4,698	30,396
Soleno Therapeutics, Inc.(a)	1,690	84,889
SpringWorks Therapeutics, Inc.(a)(b)	4,138	155,175
Spyre Therapeutics, Inc.(a)	2,754	63,314
Stoke Therapeutics, Inc.(a)	3,419	39,250
Summit Therapeutics, Inc.(a)(b)	5,610	120,615
Sutro Biopharma, Inc.(a)	2,510	4,819
Syndax Pharmaceuticals, Inc.(a)	4,959	70,269
Tango Therapeutics, Inc.(a)	1,668	4,971
Taysha Gene Therapies, Inc.(a)	14,523	21,785
Tenaya Therapeutics, Inc.(a)(b)	1,213	1,286
TG Therapeutics, Inc.(a)(b)	9,652	305,968
Tourmaline Bio, Inc.(a)	2,342	37,613
Travere Therapeutics, Inc.(a)	5,719	117,011
TScan Therapeutics, Inc.(a)	7,413	19,051
Twist Bioscience Corp.(a)	3,793	198,639
Tyra Biosciences, Inc.(a)(b)	1,832	26,491
Ultragenyx Pharmaceutical, Inc.(a)	6,233	268,206
United Therapeutics Corp.(a)	2,878	1,010,667
UroGen Pharma Ltd.(a)	1,616	17,792
Vanda Pharmaceuticals, Inc.(a)	2,945	12,987
Vaxcyte, Inc.(a)	8,353	737,737
Vera Therapeutics, Inc.(a)(b)	3,229	120,377
Veracyte, Inc.(a)	5,067	230,447
Vericel Corp.(a)	3,406	199,387
Vertex Pharmaceuticals, Inc.(a)	17,248	7,963,057
Verve Therapeutics, Inc.(a)(b)	3,190	24,276
Viking Therapeutics, Inc.(a)(b)	7,100	232,525
Vir Biotechnology, Inc.(a)(b)	5,579	58,022
Viridian Therapeutics, Inc.(a)(b)	4,821	93,431
Voyager Therapeutics, Inc.(a)	2,518	13,723
X4 Pharmaceuticals, Inc.(a)	13,369	9,360
Xencor, Inc.(a)	3,868	70,707
Y-mAbs Therapeutics, Inc.(a)	1,877	11,206
Zentalis Pharmaceuticals, Inc.(a)	3,109	5,410
Zymeworks, Inc.(a)	3,388	49,465
		80,825,317
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	627,449	149,132,078
Coupang, Inc.(a)	77,728	1,827,385
Dillard’s, Inc., Class A(b)	175	81,919
eBay, Inc.	32,034	2,161,654
Etsy, Inc.(a)	7,501	411,880
Kohl’s Corp.	6,902	91,176
Macy’s, Inc.	18,985	295,786
Nordstrom, Inc.	6,144	148,685
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	461,540
Savers Value Village, Inc.(a)	1,377	15,340
		154,627,443
Building Products — 0.7%
A O Smith Corp.	7,902	531,805
AAON, Inc.	4,543	528,714
Advanced Drainage Systems, Inc.	4,719	570,574
Allegion PLC	5,855	777,134
Security	Shares	Value
Building Products (continued)
American Woodmark Corp.(a)	1,233	$ 96,001
Apogee Enterprises, Inc.	1,427	72,806
Armstrong World Industries, Inc.	3,001	453,181
AZEK Co., Inc.(a)	10,158	520,394
AZZ, Inc.	2,218	190,282
Builders FirstSource, Inc.(a)(b)	7,736	1,294,078
Carlisle Cos., Inc.	3,056	1,190,190
Carrier Global Corp.	55,580	3,633,820
CSW Industrials, Inc.	1,106	364,770
Fortune Brands Innovations, Inc.	8,362	599,305
Gibraltar Industries, Inc.(a)	1,865	114,455
Griffon Corp.	2,530	191,698
Hayward Holdings, Inc.(a)	11,880	178,913
Insteel Industries, Inc.	1,232	35,346
Janus International Group, Inc.(a)(b)	10,578	87,692
JELD-WEN Holding, Inc.(a)	6,029	53,779
Johnson Controls International PLC	44,916	3,503,448
Lennox International, Inc.	2,094	1,240,527
Masco Corp.	14,581	1,155,982
Masterbrand, Inc.(a)	8,295	143,669
Owens Corning	5,628	1,038,647
Quanex Building Products Corp.	4,271	89,691
Resideo Technologies, Inc.(a)	9,442	212,634
Simpson Manufacturing Co., Inc.	2,694	452,592
Tecnoglass, Inc.(b)	1,729	131,404
Trane Technologies PLC	14,951	5,423,475
Trex Co., Inc.(a)	7,520	547,682
UFP Industries, Inc.	3,867	447,219
Zurn Elkay Water Solutions Corp.	9,531	375,903
		26,247,810
Capital Markets — 3.4%
Acadian Asset Management, Inc.	1,883	46,924
Affiliated Managers Group, Inc.	1,891	355,395
AlTi Global, Inc., Class A(a)(b)	6,212	24,165
Ameriprise Financial, Inc.	6,425	3,491,088
Ares Management Corp., Class A	12,474	2,472,596
Artisan Partners Asset Management, Inc., Class A	3,613	161,465
B Riley Financial, Inc.(b)	1,480	6,815
Bank of New York Mellon Corp.	49,586	4,260,925
BGC Group, Inc., Class A	22,373	213,438
Blackrock, Inc.(c)	9,890	10,636,695
Blackstone, Inc., Class A	48,102	8,519,345
Blue Owl Capital, Inc.	34,145	888,112
Carlyle Group, Inc.	15,170	851,947
Cboe Global Markets, Inc.	7,076	1,445,839
Charles Schwab Corp.	99,985	8,270,759
CME Group, Inc.	24,139	5,709,356
Cohen & Steers, Inc.	1,830	162,193
Coinbase Global, Inc., Class A(a)	13,602	3,962,671
Diamond Hill Investment Group, Inc.	101	15,154
DigitalBridge Group, Inc.(b)	11,708	128,437
Donnelley Financial Solutions, Inc.(a)	1,458	96,768
Evercore, Inc., Class A	2,297	669,047
FactSet Research Systems, Inc.	2,514	1,192,667
Forge Global Holdings, Inc.(a)	10,642	8,194
Franklin Resources, Inc.	18,450	410,328
GCM Grosvenor, Inc., Class A	2,165	29,271
Goldman Sachs Group, Inc.	20,443	13,091,697
Hamilton Lane, Inc., Class A	2,385	379,644
Houlihan Lokey, Inc.	3,220	585,138
Interactive Brokers Group, Inc., Class A	6,987	1,519,253
Intercontinental Exchange, Inc.	37,914	6,059,795
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Invesco Ltd.	23,471	$ 451,347
Janus Henderson Group PLC	8,874	398,709
Jefferies Financial Group, Inc.	11,367	874,009
KKR & Co., Inc.	44,687	7,465,857
Lazard, Inc.	7,479	406,633
LPL Financial Holdings, Inc.	5,007	1,837,018
MarketAxess Holdings, Inc.	2,511	554,002
Moelis & Co., Class A	4,116	322,242
Moody’s Corp.	10,636	5,312,044
Morgan Stanley	77,400	10,714,482
Morningstar, Inc.	1,816	596,810
MSCI, Inc.	5,132	3,062,624
Nasdaq, Inc.	27,537	2,267,397
Northern Trust Corp.	13,413	1,506,146
Open Lending Corp.(a)	5,715	34,576
P10, Inc., Class A	2,388	32,620
Patria Investments Ltd., Class A	4,257	50,616
Perella Weinberg Partners	3,888	100,388
Piper Sandler Cos.	1,151	365,028
PJT Partners, Inc., Class A	1,623	267,746
Raymond James Financial, Inc.	12,425	2,093,364
Robinhood Markets, Inc., Class A(a)	45,065	2,341,127
S&P Global, Inc.	20,932	10,914,154
SEI Investments Co.	6,704	580,432
State Street Corp.	20,038	2,036,262
StepStone Group, Inc., Class A	4,241	271,763
Stifel Financial Corp.	6,663	771,909
StoneX Group, Inc.(a)	1,744	191,003
T Rowe Price Group, Inc.	14,433	1,687,506
TPG, Inc.	5,625	378,281
Tradeweb Markets, Inc., Class A	7,699	977,003
Victory Capital Holdings, Inc., Class A	3,077	203,636
Virtu Financial, Inc., Class A	5,659	226,700
Virtus Investment Partners, Inc.	369	73,616
WisdomTree, Inc.	8,155	79,837
XP, Inc., Class A	26,257	358,408
		135,470,416
Chemicals — 1.3%
AdvanSix, Inc.	1,773	55,459
Air Products and Chemicals, Inc.	14,884	4,990,010
Albemarle Corp.	7,911	666,027
American Vanguard Corp.	1,202	7,428
Arcadium Lithium PLC(a)	76,584	439,592
Ashland, Inc.	3,556	225,770
ASP Isotopes, Inc.(a)(b)	4,710	27,083
Aspen Aerogels, Inc.(a)	3,713	43,405
Avient Corp.	7,399	317,417
Axalta Coating Systems Ltd.(a)	14,722	529,109
Balchem Corp.	2,008	321,200
Cabot Corp.	3,476	300,570
Celanese Corp., Class A	7,270	516,461
CF Industries Holdings, Inc.	11,653	1,074,523
Chemours Co.	9,206	174,822
Corteva, Inc.	47,173	3,078,982
Dow, Inc.	45,851	1,790,482
DuPont de Nemours, Inc.	27,839	2,138,035
Eastman Chemical Co.	7,913	788,530
Ecolab, Inc.	16,724	4,184,178
Ecovyst, Inc.(a)(b)	8,228	63,849
Element Solutions, Inc.	14,301	369,109
FMC Corp.	8,136	453,826
Hawkins, Inc.	1,466	156,730
Security	Shares	Value
Chemicals (continued)
HB Fuller Co.	3,352	$ 211,612
Huntsman Corp.	10,842	182,471
Ingevity Corp.(a)	2,428	110,110
Innospec, Inc.	1,590	180,226
International Flavors & Fragrances, Inc.	16,977	1,478,527
Intrepid Potash, Inc.(a)	1,114	29,287
Koppers Holdings, Inc.	1,368	40,712
Kronos Worldwide, Inc.	777	7,451
Linde PLC	32,116	14,327,590
LSB Industries, Inc.(a)	3,652	30,823
LyondellBasell Industries NV, Class A	17,824	1,349,277
Minerals Technologies, Inc.	2,032	155,834
Mosaic Co.	21,159	590,125
NewMarket Corp.	439	218,631
Olin Corp.	7,772	227,642
Orion SA	3,373	47,053
Perimeter Solutions, Inc.(a)(b)	8,957	111,963
PPG Industries, Inc.	15,843	1,827,965
PureCycle Technologies, Inc.(a)(b)	9,838	91,592
Quaker Chemical Corp.	858	121,132
Rayonier Advanced Materials, Inc.(a)	5,464	43,712
RPM International, Inc.	8,329	1,054,451
Scotts Miracle-Gro Co.	3,291	233,529
Sensient Technologies Corp.	2,722	205,538
Sherwin-Williams Co.	15,688	5,618,814
Stepan Co.	1,403	88,936
Tronox Holdings PLC	6,792	69,754
Westlake Corp.	2,548	291,160
		51,658,514
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	237,025
ACCO Brands Corp.	3,640	19,146
ACV Auctions, Inc., Class A(a)(b)	10,052	212,700
Aris Water Solution, Inc., Class A	1,316	33,597
BrightView Holdings, Inc.(a)	2,533	39,920
Brink’s Co.	2,944	274,764
Casella Waste Systems, Inc., Class A(a)(b)	3,988	428,870
CECO Environmental Corp.(a)	2,391	67,713
Cimpress PLC(a)(b)	1,338	88,950
Cintas Corp.	22,955	4,604,084
Clean Harbors, Inc.(a)	3,497	814,801
Copart, Inc.(a)	57,955	3,357,333
CoreCivic, Inc.(a)	8,030	164,294
Deluxe Corp.	2,249	52,154
Driven Brands Holdings, Inc.(a)	3,595	59,353
Ennis, Inc.	1,476	30,627
Enviri Corp.(a)	4,861	46,568
GEO Group, Inc.(a)	8,758	275,965
Healthcare Services Group, Inc.(a)	5,673	62,914
HNI Corp.	3,184	158,722
Interface, Inc.	3,303	81,782
LanzaTech Global, Inc.(a)	21,333	20,094
Liquidity Services, Inc.(a)(b)	1,769	61,296
Matthews International Corp., Class A	2,063	57,743
MillerKnoll, Inc.	5,129	115,095
Montrose Environmental Group, Inc.(a)(b)	1,946	40,516
MSA Safety, Inc.	2,542	418,744
OPENLANE, Inc.(a)	7,187	145,968
Pitney Bowes, Inc.	4,321	38,500
Quad/Graphics, Inc.	1,629	10,947
RB Global, Inc.	12,085	1,081,366
Republic Services, Inc.	13,455	2,917,986

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	18,665	$ 923,918
Steelcase, Inc., Class A	4,806	55,173
Tetra Tech, Inc.	17,820	655,776
UniFirst Corp.	954	204,461
Veralto Corp.	16,676	1,724,132
Vestis Corp.	9,458	132,223
Viad Corp.(a)	1,234	48,743
VSE Corp.	1,409	144,211
Waste Management, Inc.	26,790	5,900,765
		25,808,939
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	5,274	54,691
Applied Optoelectronics, Inc.(a)(b)	2,654	74,100
Arista Networks, Inc.(a)	69,082	7,960,319
Aviat Networks, Inc.(a)	336	6,401
Calix, Inc.(a)	4,004	158,879
Ciena Corp.(a)	9,663	842,034
Cisco Systems, Inc.	266,834	16,170,140
Clearfield, Inc.(a)(b)	817	29,812
CommScope Holding Co., Inc.(a)	13,802	69,700
Digi International, Inc.(a)	2,062	64,437
Extreme Networks, Inc.(a)	7,642	120,820
F5, Inc.(a)	3,823	1,136,425
Harmonic, Inc.(a)	6,424	72,463
Infinera Corp.(a)(b)	17,092	113,149
Juniper Networks, Inc.	21,514	749,978
Lumentum Holdings, Inc.(a)	4,472	380,388
Motorola Solutions, Inc.	10,935	5,131,249
NETGEAR, Inc.(a)(b)	1,767	48,858
NetScout Systems, Inc.(a)	4,617	110,069
Ribbon Communications, Inc.(a)	4,557	18,684
Ubiquiti, Inc.	252	101,692
Viasat, Inc.(a)(b)	7,239	69,639
Viavi Solutions, Inc.(a)	14,749	177,578
		33,661,505
Construction & Engineering — 0.3%
AECOM	8,985	947,378
Ameresco, Inc., Class A(a)	2,857	64,654
API Group Corp.(a)	15,635	596,475
Arcosa, Inc.	3,111	315,144
Argan, Inc.	963	131,738
Bowman Consulting Group Ltd.(a)(b)	812	20,649
Centuri Holdings, Inc.(a)	1,763	39,280
Comfort Systems USA, Inc.	2,357	1,029,420
Concrete Pumping Holdings, Inc.	1,884	15,939
Construction Partners, Inc., Class A(a)	2,954	237,502
Dycom Industries, Inc.(a)	1,865	352,783
EMCOR Group, Inc.	3,024	1,354,933
Everus Construction Group, Inc.(a)	3,345	230,169
Fluor Corp.(a)	11,338	546,605
Granite Construction, Inc.	2,789	245,822
Great Lakes Dredge & Dock Corp.(a)	4,898	53,829
IES Holdings, Inc.(a)(b)	582	128,785
Limbach Holdings, Inc.(a)	850	78,608
MasTec, Inc.(a)	4,196	608,798
Matrix Service Co.(a)	3,264	44,260
MYR Group, Inc.(a)	1,224	173,282
Northwest Pipe Co.(a)	487	23,551
Orion Group Holdings, Inc.(a)	4,006	31,567
Primoris Services Corp.	3,653	280,441
Quanta Services, Inc.	9,768	3,004,735
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	2,030	$ 289,113
Tutor Perini Corp.(a)	2,730	65,766
Valmont Industries, Inc.	1,368	453,848
WillScot Holdings Corp.(a)(b)	12,097	448,315
		11,813,389
Construction Materials — 0.3%
CRH PLC	45,994	4,554,786
Eagle Materials, Inc.	2,174	558,153
Knife River Corp.(a)	3,754	388,839
Martin Marietta Materials, Inc.	4,052	2,204,774
Summit Materials, Inc., Class A(a)	7,815	408,803
U.S. Lime & Minerals, Inc.	570	63,031
Vulcan Materials Co.	8,701	2,385,379
		10,563,765
Consumer Finance — 0.7%
Ally Financial, Inc.	17,488	681,507
American Express Co.	37,395	11,871,043
Atlanticus Holdings Corp.(a)	526	31,281
Bread Financial Holdings, Inc.	2,726	172,638
Capital One Financial Corp.	25,044	5,101,713
Consumer Portfolio Services, Inc.(a)	1,875	22,238
Credit Acceptance Corp.(a)(b)	459	233,066
Dave, Inc.(a)(b)	519	49,731
Discover Financial Services	16,902	3,398,823
Encore Capital Group, Inc.(a)	1,672	82,764
Enova International, Inc.(a)	1,795	201,614
FirstCash Holdings, Inc.	2,440	266,326
Green Dot Corp., Class A(a)	1,798	15,948
LendingClub Corp.(a)(b)	7,657	103,293
LendingTree, Inc.(a)(b)	601	27,003
Medallion Financial Corp.	3,822	34,207
Moneylion, Inc.(a)	626	54,449
Navient Corp.	6,130	83,797
Nelnet, Inc., Class A	903	99,484
NerdWallet, Inc., Class A(a)	2,065	29,488
OneMain Holdings, Inc.	7,353	408,386
PRA Group, Inc.(a)	2,429	53,705
PROG Holdings, Inc.	2,650	113,288
Regional Management Corp.	728	26,055
SLM Corp.	14,914	416,250
SoFi Technologies, Inc.(a)	71,778	1,132,657
Synchrony Financial	26,136	1,802,861
Upstart Holdings, Inc.(a)(b)	5,429	351,501
World Acceptance Corp.(a)	213	30,067
		26,895,183
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	28,760	576,638
Andersons, Inc.	2,210	90,057
BJ’s Wholesale Club Holdings, Inc.(a)	8,711	862,825
Casey’s General Stores, Inc.	2,436	1,027,432
Chefs’ Warehouse, Inc.(a)(b)	2,601	140,090
Costco Wholesale Corp.	29,608	29,012,287
Dollar General Corp.	14,912	1,059,647
Dollar Tree, Inc.(a)	13,595	997,193
Grocery Outlet Holding Corp.(a)	6,304	102,062
HF Foods Group, Inc.(a)	1,854	4,932
Ingles Markets, Inc., Class A(b)	1,069	70,789
Kroger Co.	43,935	2,708,153
Maplebear, Inc.(a)	10,978	530,018
Natural Grocers by Vitamin Cottage, Inc.	357	15,544
Performance Food Group Co.(a)	10,555	953,222
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	1,657	$ 150,737
SpartanNash Co.	2,523	45,994
Sprouts Farmers Market, Inc.(a)	6,613	1,047,102
Sysco Corp.	33,235	2,423,496
Target Corp.	31,120	4,291,759
U.S. Foods Holding Corp.(a)	15,438	1,095,017
United Natural Foods, Inc.(a)	3,544	105,399
Village Super Market, Inc., Class A	1,208	41,205
Walgreens Boots Alliance, Inc.	48,366	497,202
Walmart, Inc.	289,611	28,428,216
Weis Markets, Inc.	1,178	79,586
		76,356,602
Containers & Packaging — 0.3%
Amcor PLC	95,578	929,018
AptarGroup, Inc.	4,527	711,418
Ardagh Metal Packaging SA	8,206	22,731
Avery Dennison Corp.	5,418	1,006,285
Ball Corp.	19,822	1,104,085
Berry Global Group, Inc.	7,963	540,847
Crown Holdings, Inc.	7,798	685,132
Graphic Packaging Holding Co.	19,612	537,957
Greif, Inc., Class A	1,857	113,686
Greif, Inc., Class B	150	9,506
International Paper Co.	35,151	1,955,450
Myers Industries, Inc.	2,006	24,152
O-I Glass, Inc.(a)	9,817	117,215
Packaging Corp. of America	5,967	1,268,942
Pactiv Evergreen, Inc.	2,722	48,288
Ranpak Holdings Corp.(a)	2,577	18,864
Sealed Air Corp.	9,053	315,316
Silgan Holdings, Inc.	5,781	318,071
Smurfit WestRock PLC	34,737	1,844,187
Sonoco Products Co.	6,383	304,086
TriMas Corp.	2,253	54,748
		11,929,984
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	24,677
Genuine Parts Co.	9,443	1,097,749
GigaCloud Technology, Inc., Class A(a)(b)	1,590	33,899
LKQ Corp.	18,029	674,104
Pool Corp.	2,489	856,838
Weyco Group, Inc.	929	33,203
		2,720,470
Diversified Consumer Services — 0.1%
ADT, Inc.	18,750	144,000
Adtalem Global Education, Inc.(a)	2,748	294,393
American Public Education, Inc.(a)	2,425	53,762
Bright Horizons Family Solutions, Inc.(a)	3,999	490,277
Carriage Services, Inc.	750	30,713
Chegg, Inc.(a)	7,981	12,291
Coursera, Inc.(a)	9,809	75,627
Duolingo, Inc., Class A(a)	2,468	898,327
European Wax Center, Inc., Class A(a)	2,320	15,660
Frontdoor, Inc.(a)	4,969	297,544
Graham Holdings Co., Class B	237	220,130
Grand Canyon Education, Inc.(a)	1,933	339,512
H&R Block, Inc.	9,281	513,332
KinderCare Learning Cos., Inc.(a)(b)	2,542	52,721
Laureate Education, Inc.(a)	7,913	148,131
Lincoln Educational Services Corp.(a)	3,193	52,110
Mister Car Wash, Inc.(a)	4,380	35,128
Security	Shares	Value
Diversified Consumer Services (continued)
Nerdy, Inc.(a)(b)	3,456	$ 6,290
OneSpaWorld Holdings Ltd.	7,448	159,089
Perdoceo Education Corp.	4,729	136,101
Service Corp. International	8,519	665,504
Strategic Education, Inc.	1,286	126,324
Stride, Inc.(a)	2,913	392,964
Udemy, Inc.(a)	6,592	49,308
Universal Technical Institute, Inc.(a)	3,497	95,923
		5,305,161
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	4,091	73,024
American Assets Trust, Inc.	2,957	71,796
Armada Hoffler Properties, Inc.	4,860	47,531
Broadstone Net Lease, Inc.	11,612	182,773
CTO Realty Growth, Inc.	1,428	28,032
Empire State Realty Trust, Inc., Class A	7,712	73,727
Essential Properties Realty Trust, Inc.	11,803	378,876
Gladstone Commercial Corp.	2,038	33,036
Global Net Lease, Inc.	11,666	83,878
One Liberty Properties, Inc.	1,518	38,967
WP Carey, Inc.	14,779	826,294
		1,837,934
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)(b)	1,444	41,255
AST SpaceMobile, Inc.(a)(b)	8,950	181,148
AT&T, Inc.	479,773	11,385,013
ATN International, Inc.	370	5,754
Bandwidth, Inc., Class A(a)	1,171	20,809
Cogent Communications Holdings, Inc.	2,894	218,034
ESC GCI Liberty, Inc. (a)(d)	3,941	—
Frontier Communications Parent, Inc.(a)	16,413	586,929
Globalstar, Inc.(a)	47,986	73,419
IDT Corp., Class B	1,059	49,964
Iridium Communications, Inc.	7,701	221,404
Liberty Global Ltd., Class A(a)	8,798	101,265
Liberty Global Ltd., Class C(a)	12,002	140,783
Liberty Latin America Ltd., Class A(a)	4,385	27,099
Liberty Latin America Ltd., Class C(a)	7,372	45,190
Lumen Technologies, Inc.(a)	67,212	332,027
Shenandoah Telecommunications Co.	3,990	43,092
Verizon Communications, Inc.	282,132	11,113,179
		24,586,364
Electric Utilities — 1.4%
ALLETE, Inc.	3,794	248,962
Alliant Energy Corp.	16,306	960,097
American Electric Power Co., Inc.	34,926	3,435,321
Constellation Energy Corp.	21,090	6,326,578
Duke Energy Corp.	51,490	5,766,365
Edison International	24,946	1,347,084
Entergy Corp.	28,316	2,295,861
Evergy, Inc.	15,012	963,320
Eversource Energy	23,637	1,363,382
Exelon Corp.	66,800	2,672,000
FirstEnergy Corp.	38,172	1,519,246
Genie Energy Ltd., Class B	1,945	27,872
Hawaiian Electric Industries, Inc.(a)	11,096	101,417
IDACORP, Inc.	3,536	388,748
MGE Energy, Inc.	2,196	197,311
NextEra Energy, Inc.	137,417	9,833,561
NRG Energy, Inc.	13,441	1,376,896
OGE Energy Corp.	13,878	586,068

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Otter Tail Corp.	2,546	$ 196,144
PG&E Corp.	141,641	2,216,682
Pinnacle West Capital Corp.	7,500	652,200
Portland General Electric Co.	7,308	300,651
PPL Corp.	48,043	1,614,245
Southern Co.	72,879	6,118,192
TXNM Energy, Inc.	6,569	317,611
Xcel Energy, Inc.	38,319	2,575,037
		53,400,851
Electrical Equipment — 0.9%
Acuity Brands, Inc.	2,076	690,042
Allient, Inc.	976	24,605
American Superconductor Corp.(a)	2,381	62,549
AMETEK, Inc.	15,457	2,852,744
Array Technologies, Inc.(a)(b)	9,308	68,228
Atkore, Inc.	2,278	185,520
Blink Charging Co.(a)(b)	2,352	2,869
Bloom Energy Corp., Class A(a)(b)	13,749	324,201
ChargePoint Holdings, Inc.(a)(b)	18,288	17,597
Eaton Corp. PLC	26,164	8,540,976
Emerson Electric Co.	38,418	4,992,419
Energy Vault Holdings, Inc.(a)(b)	6,389	11,117
EnerSys	2,662	258,400
Enovix Corp.(a)	9,039	109,010
Fluence Energy, Inc.(a)(b)	3,874	50,401
FuelCell Energy, Inc.(a)(b)	1,047	8,041
GE Vernova, Inc.	18,199	6,786,043
Generac Holdings, Inc.(a)	3,967	592,392
GrafTech International Ltd.(a)	9,922	14,883
Hubbell, Inc.	3,532	1,494,071
LSI Industries, Inc.	2,248	47,365
NEXTracker, Inc., Class A(a)	9,549	481,461
NuScale Power Corp.(a)(b)	5,121	122,085
nVent Electric PLC	11,331	737,535
Plug Power, Inc.(a)(b)	45,938	85,445
Powell Industries, Inc.	657	157,535
Preformed Line Products Co.	83	12,487
Regal Rexnord Corp.	4,496	713,650
Rockwell Automation, Inc.	7,768	2,162,844
Sensata Technologies Holding PLC	9,360	254,218
SES AI Corp.(a)(b)	9,902	11,684
Shoals Technologies Group, Inc., Class A(a)	10,860	51,911
Stem, Inc.(a)(b)	8,334	5,056
Sunrun, Inc.(a)	13,791	124,809
Thermon Group Holdings, Inc.(a)	2,167	59,983
TPI Composites, Inc.(a)(b)	2,227	3,630
Vertiv Holdings Co., Class A	23,908	2,797,714
Vicor Corp.(a)	1,278	65,357
		34,980,877
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	4,940
Advanced Energy Industries, Inc.	2,357	271,244
Aeva Technologies, Inc.(a)(b)	981	4,159
Amphenol Corp., Class A	78,037	5,523,459
Arlo Technologies, Inc.(a)(b)	6,948	81,361
Arrow Electronics, Inc.(a)	3,648	425,174
Avnet, Inc.	6,268	323,805
Badger Meter, Inc.	1,969	421,189
Bel Fuse, Inc., Class B	688	55,797
Belden, Inc.	2,821	328,562
Benchmark Electronics, Inc.	2,953	125,975
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	8,888	$ 1,769,956
Climb Global Solutions, Inc.	377	47,777
Cognex Corp.	11,038	440,416
Coherent Corp.(a)	8,450	764,640
Corning, Inc.	51,907	2,703,317
Crane NXT Co.	3,098	198,179
CTS Corp.	1,973	100,801
Daktronics, Inc.(a)	1,753	28,767
ePlus, Inc.(a)(b)	1,893	151,251
Evolv Technologies Holdings, Inc.(a)(b)	6,676	26,771
Fabrinet(a)(b)	2,392	517,174
FARO Technologies, Inc.(a)	883	28,009
Insight Enterprises, Inc.(a)	1,886	325,806
IPG Photonics Corp.(a)	2,031	148,933
Itron, Inc.(a)	3,200	343,552
Jabil, Inc.	7,294	1,184,619
Keysight Technologies, Inc.(a)	11,478	2,047,101
Kimball Electronics, Inc.(a)	2,170	39,451
Knowles Corp.(a)	5,726	108,393
Lightwave Logic, Inc.(a)(b)	7,025	12,645
Littelfuse, Inc.	1,543	367,789
Methode Electronics, Inc.	2,506	28,368
MicroVision, Inc.(a)(b)	9,988	15,881
Mirion Technologies, Inc.(a)	13,907	220,287
Napco Security Technologies, Inc.	2,262	83,015
nLight, Inc.(a)	2,689	30,036
Novanta, Inc.(a)	2,557	382,681
OSI Systems, Inc.(a)	1,125	220,995
Ouster, Inc.(a)	3,812	37,968
PAR Technology Corp.(a)	2,535	184,016
PC Connection, Inc.	993	73,700
Plexus Corp.(a)	1,781	252,386
Powerfleet, Inc.(a)	7,944	46,949
Rogers Corp.(a)	1,634	152,044
Sanmina Corp.(a)(b)	3,539	296,320
ScanSource, Inc.(a)	1,707	71,438
SmartRent, Inc.(a)	7,900	11,613
TD SYNNEX Corp.	5,048	719,390
Teledyne Technologies, Inc.(a)	3,129	1,599,952
Trimble, Inc.(a)	16,321	1,223,422
TTM Technologies, Inc.(a)	7,528	185,114
Vishay Intertechnology, Inc.	7,799	132,037
Vishay Precision Group, Inc.(a)	804	18,733
Vontier Corp.	10,086	388,815
Zebra Technologies Corp., Class A(a)	3,430	1,344,354
		26,640,526
Energy Equipment & Services — 0.3%
Archrock, Inc.	10,504	295,057
Atlas Energy Solutions, Inc.	5,027	115,420
Baker Hughes Co., Class A	67,224	3,104,404
Borr Drilling Ltd.(b)	13,940	48,372
Bristow Group, Inc.(a)	2,220	74,081
Cactus, Inc., Class A	4,818	287,683
ChampionX Corp.	12,007	343,881
Core Laboratories, Inc.	3,218	54,609
DMC Global, Inc.(a)	948	7,717
Expro Group Holdings NV(a)(b)	5,586	70,551
Forum Energy Technologies, Inc.(a)	1,122	20,331
Halliburton Co.	60,789	1,581,730
Helix Energy Solutions Group, Inc.(a)	9,071	72,749
Helmerich & Payne, Inc.	6,046	190,993
Innovex International, Inc.(a)	2,080	32,406
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	2,552	$ 119,383
Liberty Energy, Inc.	11,212	205,292
Nabors Industries Ltd.(a)	626	35,820
Noble Corp. PLC	8,883	284,700
NOV, Inc.	25,361	366,466
NPK International, Inc.(a)(b)	2,693	18,636
Oceaneering International, Inc.(a)	6,547	162,693
Oil States International, Inc.(a)	1,169	5,939
Patterson-UTI Energy, Inc.	24,743	199,676
ProFrac Holding Corp., Class A(a)(b)	1,185	8,615
ProPetro Holding Corp.(a)	6,951	61,725
Ranger Energy Services, Inc., Class A	2,773	45,450
RPC, Inc.	4,947	30,325
Schlumberger NV	95,958	3,865,188
SEACOR Marine Holdings, Inc.(a)	1,945	13,187
Seadrill Ltd.(a)(b)	4,582	165,685
Select Water Solutions, Inc.	4,294	53,675
Solaris Energy Infrastructure, Inc.	1,398	38,151
TechnipFMC PLC	29,217	877,971
TETRA Technologies, Inc.(a)	6,116	25,381
Tidewater, Inc.(a)	3,185	175,525
Transocean Ltd.(a)(b)	45,925	180,026
Valaris Ltd.(a)	4,247	203,601
Weatherford International PLC	5,041	317,331
		13,760,425
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	70,877
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	25,699
Atlanta Braves Holdings, Inc., Class C(a)	4,373	169,454
Cinemark Holdings, Inc.(a)	7,973	228,267
Electronic Arts, Inc.	17,649	2,169,239
Eventbrite, Inc., Class A(a)	4,028	12,769
IMAX Corp.(a)(b)	2,341	55,131
Liberty Media Corp.-Liberty Formula One, Class C(a)	14,122	1,351,475
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	160,196
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	84,349
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	218,047
Lions Gate Entertainment Corp., Class A(a)(b)	4,516	35,451
Lions Gate Entertainment Corp., Class B(a)	5,862	41,151
Live Nation Entertainment, Inc.(a)	10,596	1,533,029
Madison Square Garden Entertainment Corp.(a)	2,969	107,893
Madison Square Garden Sports Corp.(a)	1,153	253,510
Marcus Corp.	914	18,390
Netflix, Inc.(a)	28,564	27,900,173
Playstudios, Inc.(a)	4,630	8,102
Playtika Holding Corp.	6,719	48,175
ROBLOX Corp., Class A(a)	35,327	2,510,690
Roku, Inc.(a)	8,558	708,260
Sphere Entertainment Co., Class A(a)	1,765	82,249
Spotify Technology SA(a)	9,844	5,399,926
Take-Two Interactive Software, Inc.(a)	11,601	2,152,102
TKO Group Holdings, Inc.(a)	5,288	820,750
Vivid Seats, Inc., Class A(a)(b)	2,759	11,864
Walt Disney Co.	121,267	13,710,447
Warner Bros Discovery, Inc.(a)	162,924	1,700,927
		61,588,592
Financial Services — 4.2%
Affirm Holdings, Inc.(a)	17,445	1,065,366
Alerus Financial Corp.	1,174	24,818
Apollo Global Management, Inc.	34,987	5,982,077
AvidXchange Holdings, Inc.(a)	13,908	147,425
Security	Shares	Value
Financial Services (continued)
Banco Latinoamericano de Comercio Exterior SA	1,539	$ 58,143
Berkshire Hathaway, Inc., Class B(a)	122,424	57,376,456
Block, Inc.(a)	37,459	3,402,026
Burford Capital Ltd.	12,571	176,497
Cannae Holdings, Inc.	5,113	101,033
Cantaloupe, Inc.(a)	2,911	23,696
Cass Information Systems, Inc.	1,157	47,657
Compass Diversified Holdings	4,320	91,800
Corpay, Inc.(a)	4,541	1,727,805
Enact Holdings, Inc.	1,946	65,736
Equitable Holdings, Inc.	20,824	1,133,242
Essent Group Ltd.	7,255	422,604
Euronet Worldwide, Inc.(a)	2,667	262,700
EVERTEC, Inc.	4,185	135,887
Federal Agricultural Mortgage Corp., Class C	582	115,108
Fidelity National Information Services, Inc.	36,915	3,007,465
Fiserv, Inc.(a)	37,458	8,092,426
Flywire Corp.(a)	8,552	165,310
Global Payments, Inc.	17,090	1,928,607
HA Sustainable Infrastructure Capital, Inc.	7,807	218,674
I3 Verticals, Inc., Class A(a)	1,114	27,728
International Money Express, Inc.(a)	2,474	46,783
Jack Henry & Associates, Inc.	4,774	831,106
Jackson Financial, Inc., Class A	5,009	472,048
Marqeta, Inc., Class A(a)	29,185	112,362
Mastercard, Inc., Class A	54,567	30,308,149
Merchants Bancorp	1,371	57,486
MGIC Investment Corp.	17,441	445,443
Mr. Cooper Group, Inc.(a)	4,283	444,618
NCR Atleos Corp.(a)	4,883	155,572
NewtekOne, Inc.	1,733	23,014
NMI Holdings, Inc.(a)	6,695	258,561
Onity Group, Inc.(a)	1,190	42,983
Pagseguro Digital Ltd., Class A(a)	12,586	93,766
Payoneer Global, Inc.(a)	16,185	171,561
PayPal Holdings, Inc.(a)	66,711	5,909,260
Paysafe Ltd.(a)	1,495	29,003
Paysign, Inc.(a)	967	2,572
PennyMac Financial Services, Inc.	1,806	189,070
Radian Group, Inc.	10,749	365,681
Remitly Global, Inc.(a)(b)	9,674	227,339
Repay Holdings Corp.(a)(b)	5,002	37,365
Rocket Cos., Inc., Class A(a)(b)	10,635	134,001
Sezzle, Inc.(a)	240	56,162
Shift4 Payments, Inc., Class A(a)(b)	4,201	503,490
StoneCo Ltd., Class A(a)	18,850	172,855
Toast, Inc., Class A(a)	30,750	1,258,290
UWM Holdings Corp.	6,038	36,409
Visa, Inc., Class A	105,411	36,029,480
Voya Financial, Inc.	6,336	449,793
Walker & Dunlop, Inc.	2,542	244,210
Western Union Co.	18,854	194,573
WEX, Inc.(a)	2,798	514,524
		165,617,815
Food Products — 0.6%
Archer-Daniels-Midland Co.	32,076	1,643,253
B&G Foods, Inc.	4,306	27,903
Beyond Meat, Inc.(a)(b)	4,136	16,379
BRC, Inc.(a)(b)	2,764	7,490
Bunge Global SA	9,519	724,681
Calavo Growers, Inc.	1,112	25,454
Cal-Maine Foods, Inc.	2,884	311,184

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Conagra Brands, Inc.	31,757	$ 822,189
Darling Ingredients, Inc.(a)	10,957	410,449
Dole PLC	5,443	74,134
Flowers Foods, Inc.	12,222	238,940
Fresh Del Monte Produce, Inc.	2,317	70,645
Freshpet, Inc.(a)	3,000	479,850
General Mills, Inc.	36,967	2,223,195
Hain Celestial Group, Inc.(a)	6,528	33,032
Hershey Co.	9,812	1,464,441
Hormel Foods Corp.	19,935	597,651
Ingredion, Inc.	4,306	587,511
J & J Snack Foods Corp.	1,261	173,047
J.M. Smucker Co.	6,891	736,579
John B Sanfilippo & Son, Inc.	672	48,612
Kellanova	17,738	1,449,727
Kraft Heinz Co.	60,672	1,810,452
Lamb Weston Holdings, Inc.	9,510	570,029
Lancaster Colony Corp.	1,185	199,957
Limoneira Co.	1,461	33,691
McCormick & Co., Inc.	16,698	1,289,587
Mission Produce, Inc.(a)	1,882	22,377
Mondelez International, Inc., Class A	89,553	5,193,178
Pilgrim’s Pride Corp.(a)	2,884	134,221
Post Holdings, Inc.(a)	3,237	343,640
Seaboard Corp.	12	29,260
Seneca Foods Corp., Class A(a)	161	11,739
Simply Good Foods Co.(a)	5,858	222,604
SunOpta, Inc.(a)	6,076	44,537
The Campbell’s Co.	12,252	475,010
TreeHouse Foods, Inc.(a)(b)	3,444	118,887
Tyson Foods, Inc., Class A	18,983	1,072,350
Utz Brands, Inc.	4,872	65,090
Vital Farms, Inc.(a)	2,416	106,002
Westrock Coffee Co.(a)	2,383	16,586
WK Kellogg Co.	4,044	67,090
		23,992,633
Gas Utilities — 0.1%
Atmos Energy Corp.	10,102	1,439,636
Brookfield Infrastructure Corp.(b)	8,025	334,803
Chesapeake Utilities Corp.	1,503	183,742
MDU Resources Group, Inc.	13,381	238,449
National Fuel Gas Co.	6,236	436,707
New Jersey Resources Corp.	6,393	306,544
Northwest Natural Holding Co.	2,475	98,802
ONE Gas, Inc.	4,358	307,849
Southwest Gas Holdings, Inc.	3,763	281,021
Spire, Inc.	4,264	302,574
UGI Corp.	14,920	458,492
		4,388,619
Ground Transportation — 0.9%
ArcBest Corp.	1,534	146,666
Avis Budget Group, Inc.(a)	1,410	126,477
Covenant Logistics Group, Inc.	1,756	48,659
CSX Corp.	128,894	4,236,746
FTAI Infrastructure, Inc.	7,753	54,426
Heartland Express, Inc.	3,436	39,308
Hertz Global Holdings, Inc.(a)(b)	8,951	36,968
JB Hunt Transport Services, Inc.	5,443	931,950
Knight-Swift Transportation Holdings, Inc.	10,545	602,014
Landstar System, Inc.	2,293	377,565
Lyft, Inc., Class A(a)(b)	23,260	314,940
Security	Shares	Value
Ground Transportation (continued)
Marten Transport Ltd.	4,841	$ 74,551
Norfolk Southern Corp.	15,014	3,833,074
Old Dominion Freight Line, Inc.	12,855	2,386,017
PAMT Corp.(a)	886	14,185
RXO, Inc.(a)(b)	10,974	281,483
Ryder System, Inc.	2,907	463,405
Saia, Inc.(a)(b)	1,765	847,394
Schneider National, Inc., Class B	3,106	92,403
Uber Technologies, Inc.(a)	135,608	9,065,395
U-Haul Holding Co.(a)(b)	504	36,726
U-Haul Holding Co.	6,558	424,565
Union Pacific Corp.	40,835	10,118,505
Universal Logistics Holdings, Inc.	345	15,256
Werner Enterprises, Inc.	3,887	140,321
XPO, Inc.(a)	7,546	1,008,674
		35,717,673
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	115,665	14,797,023
Accuray, Inc.(a)(b)	6,907	15,403
Align Technology, Inc.(a)	4,942	1,082,842
Alphatec Holdings, Inc.(a)(b)	5,618	66,236
AngioDynamics, Inc.(a)	2,055	23,448
Artivion, Inc.(a)	2,287	70,806
AtriCure, Inc.(a)	3,211	128,023
Avanos Medical, Inc.(a)	2,746	47,286
Axogen, Inc.(a)	2,915	53,082
Baxter International, Inc.	34,552	1,125,013
Becton Dickinson & Co.	19,293	4,776,947
Bioventus, Inc., Class A(a)	3,134	33,471
Boston Scientific Corp.(a)	98,154	10,047,043
Cerus Corp.(a)	10,433	19,510
CONMED Corp.	1,948	139,827
Cooper Cos., Inc.(a)	12,909	1,246,364
CVRx, Inc.(a)(b)	1,241	19,831
DENTSPLY SIRONA, Inc.	13,255	261,919
Dexcom, Inc.(a)	25,931	2,251,589
Edwards Lifesciences Corp.(a)	39,790	2,882,786
Embecta Corp.	3,199	57,358
Enovis Corp.(a)(b)	3,332	156,537
Envista Holdings Corp.(a)	13,642	279,934
GE HealthCare Technologies, Inc.(a)(b)	30,072	2,655,358
Glaukos Corp.(a)	3,306	517,191
Globus Medical, Inc., Class A(a)	7,618	706,341
Haemonetics Corp.(a)	3,309	228,486
Hologic, Inc.(a)	15,031	1,084,336
ICU Medical, Inc.(a)	1,458	239,637
IDEXX Laboratories, Inc.(a)	5,507	2,324,229
Inari Medical, Inc.(a)	3,207	255,502
Inmode Ltd.(a)(b)	4,808	82,746
Inogen, Inc.(a)	1,013	11,842
Inspire Medical Systems, Inc.(a)(b)	1,997	386,420
Insulet Corp.(a)	4,631	1,289,178
Integer Holdings Corp.(a)	2,278	323,977
Integra LifeSciences Holdings Corp.(a)	4,179	109,072
Intuitive Surgical, Inc.(a)	23,503	13,440,896
iRadimed Corp.	665	39,375
iRhythm Technologies, Inc.(a)(b)	2,361	256,995
Lantheus Holdings, Inc.(a)	4,540	419,995
LeMaitre Vascular, Inc.	1,369	132,697
LivaNova PLC(a)	3,277	163,686
Masimo Corp.(a)	2,954	514,675
Medtronic PLC	85,516	7,766,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(a)	3,518	$ 383,040
Neogen Corp.(a)	15,391	176,381
Nevro Corp.(a)	2,489	12,619
Novocure Ltd.(a)	6,754	165,608
Omnicell, Inc.(a)(b)	2,769	124,577
OraSure Technologies, Inc.(a)	4,522	18,178
Orthofix Medical, Inc.(a)	3,934	72,110
OrthoPediatrics Corp.(a)	1,412	33,888
Paragon 28, Inc.(a)(b)	2,936	38,227
Penumbra, Inc.(a)	2,511	670,362
PROCEPT BioRobotics Corp.(a)	2,950	213,875
Pulmonx Corp.(a)	2,572	14,609
Pulse Biosciences, Inc.(a)(b)	1,753	36,690
QuidelOrtho Corp.(a)	4,965	215,779
ResMed, Inc.	9,675	2,285,042
RxSight, Inc.(a)	2,600	88,062
Semler Scientific, Inc.(a)(b)	657	34,138
SI-BONE, Inc.(a)	2,624	43,978
Sight Sciences, Inc.(a)	7,043	19,720
Solventum Corp.(a)	9,379	694,609
STAAR Surgical Co.(a)(b)	4,301	104,041
STERIS PLC	6,505	1,435,328
Stryker Corp.	24,074	9,419,916
Surmodics, Inc.(a)	823	28,015
Tactile Systems Technology, Inc.(a)	1,111	19,454
Tandem Diabetes Care, Inc.(a)	4,223	156,504
Teleflex, Inc.	3,181	573,343
TransMedics Group, Inc.(a)(b)	2,113	142,733
Treace Medical Concepts, Inc.(a)	3,386	34,029
UFP Technologies, Inc.(a)	514	141,175
Utah Medical Products, Inc.	90	5,511
Varex Imaging Corp.(a)	2,011	27,631
Zimmer Biomet Holdings, Inc.	12,884	1,410,540
Zimvie, Inc.(a)	1,169	16,179
Zynex, Inc.(a)(b)	2,679	21,003
		91,408,369
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	5,801	261,683
Accolade, Inc.(a)	4,551	31,356
AdaptHealth Corp.(a)	6,768	73,230
Addus HomeCare Corp.(a)	1,408	176,225
agilon health, Inc.(a)(b)	17,802	59,459
Alignment Healthcare, Inc.(a)	5,964	91,786
Amedisys, Inc.(a)	1,965	181,762
AMN Healthcare Services, Inc.(a)	2,547	70,093
Astrana Health, Inc.(a)	2,670	98,443
Aveanna Healthcare Holdings, Inc.(a)(b)	1,972	9,071
BrightSpring Health Services, Inc.(a)(b)	3,408	80,429
Brookdale Senior Living, Inc.(a)	14,257	66,010
Cardinal Health, Inc.	16,389	2,026,664
Castle Biosciences, Inc.(a)	1,921	54,307
Cencora, Inc.	10,998	2,795,802
Centene Corp.(a)	33,683	2,156,722
Chemed Corp.	988	555,256
Cigna Group	18,248	5,368,744
Community Health Systems, Inc.(a)	5,422	17,350
Concentra Group Holdings Parent, Inc.	8,735	203,613
CorVel Corp.(a)	1,761	204,012
Cross Country Healthcare, Inc.(a)	2,722	49,595
CVS Health Corp.	84,814	4,790,295
DaVita, Inc.(a)	3,081	542,872
Security	Shares	Value
Health Care Providers & Services (continued)
DocGo, Inc.(a)	4,887	$ 23,897
Elevance Health, Inc.	15,577	6,163,819
Encompass Health Corp.	6,434	638,703
Enhabit, Inc.(a)	3,056	25,670
Ensign Group, Inc.	3,610	504,173
Fulgent Genetics, Inc.(a)	1,533	25,509
GeneDx Holdings Corp.(a)	1,221	91,392
Guardant Health, Inc.(a)	8,313	390,545
HCA Healthcare, Inc.	12,257	4,043,707
HealthEquity, Inc.(a)	5,638	622,548
Henry Schein, Inc.(a)	8,490	679,200
Hims & Hers Health, Inc.(a)	13,220	492,842
Humana, Inc.	8,090	2,372,231
Innovage Holding Corp.(a)	978	3,716
Joint Corp.(a)	820	9,061
Labcorp Holdings, Inc.	5,577	1,393,135
LifeStance Health Group, Inc.(a)(b)	6,871	54,762
McKesson Corp.	8,683	5,164,214
ModivCare, Inc.(a)	878	3,512
Molina Healthcare, Inc.(a)	3,830	1,188,870
Nano-X Imaging Ltd.(a)(b)	2,926	21,301
National HealthCare Corp.	790	81,109
National Research Corp.	1,109	18,487
NeoGenomics, Inc.(a)	8,616	123,209
OPKO Health, Inc.(a)(b)	22,404	34,054
Option Care Health, Inc.(a)(b)	12,250	378,770
Owens & Minor, Inc.(a)	5,500	78,320
PACS Group, Inc.(a)	2,598	37,749
Patterson Cos., Inc.	5,305	164,190
Pediatrix Medical Group, Inc.(a)	5,332	74,541
Pennant Group, Inc.(a)	2,548	67,446
Performant Healthcare, Inc.(a)	1,105	2,608
Premier, Inc., Class A	7,029	159,277
Privia Health Group, Inc.(a)	7,692	175,762
Progyny, Inc.(a)(b)	5,002	115,896
Quest Diagnostics, Inc.	7,278	1,187,042
RadNet, Inc.(a)	4,160	272,355
Select Medical Holdings Corp.	7,600	149,492
Surgery Partners, Inc.(a)(b)	5,815	148,224
Talkspace, Inc.(a)	11,686	36,227
Tenet Healthcare Corp.(a)	6,492	914,658
U.S. Physical Therapy, Inc.	849	75,315
UnitedHealth Group, Inc.	61,502	33,364,220
Universal Health Services, Inc., Class B	3,738	704,837
Viemed Healthcare, Inc.(a)	4,262	34,906
		82,276,280
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	11,717	1,140,650
American Healthcare REIT, Inc.	10,532	297,950
CareTrust REIT, Inc.	13,004	344,606
Community Healthcare Trust, Inc.	1,398	27,722
Diversified Healthcare Trust	14,315	35,501
Global Medical REIT, Inc.	3,155	24,735
Healthcare Realty Trust, Inc.	26,533	444,428
Healthpeak Properties, Inc.	47,098	973,045
LTC Properties, Inc.	2,807	96,561
Medical Properties Trust, Inc.(b)	45,241	212,180
National Health Investors, Inc.	2,865	195,135
Omega Healthcare Investors, Inc.	18,127	671,787
Sabra Health Care REIT, Inc.	15,036	251,251
Universal Health Realty Income Trust	517	20,184

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	28,353	$ 1,713,088
Welltower, Inc.	40,718	5,557,193
		12,006,016
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	100,891
Definitive Healthcare Corp., Class A(a)	2,101	10,211
Doximity, Inc., Class A(a)	8,044	475,400
Evolent Health, Inc., Class A(a)	7,059	73,767
Health Catalyst, Inc.(a)	2,795	15,736
HealthStream, Inc.	1,619	52,860
OptimizeRx Corp.(a)	814	4,518
Phreesia, Inc.(a)	3,516	100,065
Schrodinger, Inc./United States(a)	3,581	89,794
Simulations Plus, Inc.	1,116	38,301
Teladoc Health, Inc.(a)	10,028	101,884
Veeva Systems, Inc., Class A(a)	9,966	2,324,669
Waystar Holding Corp.(a)	3,069	123,343
		3,511,439
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	21,835	337,133
Braemar Hotels & Resorts, Inc.	3,646	9,297
Chatham Lodging Trust	2,016	17,620
DiamondRock Hospitality Co.	11,505	101,014
Host Hotels & Resorts, Inc.	47,121	787,392
Park Hotels & Resorts, Inc.	14,578	196,657
Pebblebrook Hotel Trust	7,963	104,554
RLJ Lodging Trust	11,744	114,504
Ryman Hospitality Properties, Inc.	4,030	422,505
Service Properties Trust	8,692	24,772
Summit Hotel Properties, Inc.	5,580	37,442
Sunstone Hotel Investors, Inc.	14,339	162,461
Xenia Hotels & Resorts, Inc.	7,531	112,664
		2,428,015
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(a)	4,065	45,813
Airbnb, Inc., Class A(a)	29,105	3,817,703
Aramark	17,256	671,431
Bally’s Corp.(a)(b)	3,342	60,758
Biglari Holdings, Inc., Class B(a)	32	7,424
BJ’s Restaurants, Inc.(a)	1,084	39,230
Bloomin’ Brands, Inc.	5,912	74,255
Booking Holdings, Inc.	2,208	10,460,532
Boyd Gaming Corp.	4,023	308,363
Brinker International, Inc.(a)	2,824	513,883
Caesars Entertainment, Inc.(a)	14,584	525,753
Carnival Corp.(a)	69,039	1,910,309
Cava Group, Inc.(a)(b)	5,069	684,568
Cheesecake Factory, Inc.	3,485	195,683
Chipotle Mexican Grill, Inc.(a)	90,920	5,305,182
Choice Hotels International, Inc.(b)	1,823	268,583
Churchill Downs, Inc.	4,570	564,761
Cracker Barrel Old Country Store, Inc.	1,446	93,961
Darden Restaurants, Inc.	7,860	1,534,586
Dave & Buster’s Entertainment, Inc.(a)	2,569	68,233
Denny’s Corp.(a)	3,384	21,421
Despegar.com Corp.(a)	4,656	89,488
Dine Brands Global, Inc.	887	26,947
Domino’s Pizza, Inc.	2,338	1,050,043
DoorDash, Inc., Class A(a)	23,734	4,481,691
DraftKings, Inc., Class A(a)	30,651	1,285,809
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dutch Bros, Inc., Class A(a)	7,324	$ 457,896
El Pollo Loco Holdings, Inc.(a)	399	4,736
Everi Holdings, Inc.(a)	5,012	68,364
Expedia Group, Inc.(a)	8,342	1,426,065
First Watch Restaurant Group, Inc.(a)	1,553	32,582
Full House Resorts, Inc.(a)	2,239	12,023
Global Business Travel Group I(a)	9,219	81,312
Golden Entertainment, Inc.	1,082	35,425
Hilton Grand Vacations, Inc.(a)	4,987	205,464
Hilton Worldwide Holdings, Inc.	15,846	4,057,685
Hyatt Hotels Corp., Class A	2,755	435,924
Inspired Entertainment, Inc.(a)	902	9,083
International Game Technology PLC	7,143	121,574
Jack in the Box, Inc.	1,529	59,922
Krispy Kreme, Inc.	6,214	56,361
Kura Sushi USA, Inc., Class A(a)	372	29,760
Las Vegas Sands Corp.	23,500	1,077,005
Life Time Group Holdings, Inc.(a)(b)	4,048	117,352
Light & Wonder, Inc.(a)	6,045	531,416
Lindblad Expeditions Holdings, Inc.(a)(b)	2,077	26,419
Marriott International, Inc., Class A	15,175	4,409,703
Marriott Vacations Worldwide Corp.	2,247	194,972
McDonald’s Corp.	48,189	13,912,164
MGM Resorts International(a)	15,380	530,302
Monarch Casino & Resort, Inc.	999	85,255
Norwegian Cruise Line Holdings Ltd.(a)	29,887	847,296
ONE Group Hospitality, Inc.(a)	2,463	9,236
Papa John’s International, Inc.	2,240	88,637
Penn Entertainment, Inc.(a)	9,126	187,996
Planet Fitness, Inc., Class A(a)	5,744	621,271
PlayAGS, Inc.(a)	3,708	44,644
Portillo’s, Inc., Class A(a)(b)	3,505	48,755
Potbelly Corp.(a)	3,051	37,863
RCI Hospitality Holdings, Inc.	626	34,768
Red Rock Resorts, Inc., Class A	3,220	157,941
Royal Caribbean Cruises Ltd.	15,398	4,105,107
Rush Street Interactive, Inc.(a)	6,170	89,959
Sabre Corp.(a)	32,773	109,790
Shake Shack, Inc., Class A(a)	2,633	311,036
Six Flags Entertainment Corp.	6,268	276,356
Starbucks Corp.	75,528	8,132,855
Super Group SGHC Ltd.	8,184	66,209
Sweetgreen, Inc., Class A(a)(b)	6,926	228,004
Target Hospitality Corp.(a)	2,076	19,992
Texas Roadhouse, Inc.	4,431	802,454
Travel & Leisure Co.	4,909	266,853
United Parks & Resorts, Inc.(a)(b)	2,683	141,018
Vail Resorts, Inc.	2,623	446,225
Wendy’s Co.	10,460	155,122
Wingstop, Inc.	1,965	585,373
Wyndham Hotels & Resorts, Inc.	5,246	550,935
Wynn Resorts Ltd.	6,962	604,650
Xponential Fitness, Inc., Class A(a)(b)	1,307	21,866
Yum! Brands, Inc.	18,709	2,441,524
		83,518,909
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)	2,424	53,716
Cavco Industries, Inc.(a)	512	260,424
Century Communities, Inc.	1,627	124,270
Champion Homes, Inc.(a)(b)	3,500	323,155
Cricut, Inc., Class A	2,865	15,385
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
D.R. Horton, Inc.	19,278	$ 2,735,548
Dream Finders Homes, Inc., Class A(a)(b)	1,622	37,419
Ethan Allen Interiors, Inc.	1,903	59,031
Flexsteel Industries, Inc.	652	32,163
Garmin Ltd.	10,369	2,238,149
GoPro, Inc., Class A(a)	8,298	8,066
Green Brick Partners, Inc.(a)	1,939	117,251
Hamilton Beach Brands Holding Co., Class A	1,383	23,663
Helen of Troy Ltd.(a)	1,416	87,480
Hovnanian Enterprises, Inc., Class A(a)	259	34,289
Installed Building Products, Inc.	1,664	330,870
iRobot Corp.(a)	1,749	13,450
KB Home	4,241	284,571
La-Z-Boy, Inc.	2,410	113,752
Legacy Housing Corp.(a)(b)	148	3,796
Leggett & Platt, Inc.	8,651	91,355
Lennar Corp., Class A	15,898	2,086,453
Lennar Corp., Class B	827	104,028
LGI Homes, Inc.(a)	1,213	108,297
Lovesac Co.(a)(b)	653	16,691
M/I Homes, Inc.(a)	1,640	206,312
Meritage Homes Corp.	4,608	358,825
Millrose Properties, Inc., Class A(a)(e)	8,362—	92,484
Mohawk Industries, Inc.(a)	3,384	413,863
Newell Brands, Inc.	29,617	294,985
NVR, Inc.(a)	197	1,579,187
PulteGroup, Inc.	13,870	1,578,129
Purple Innovation, Inc.(a)	3,669	4,073
SharkNinja, Inc.(a)	4,265	476,870
Sonos, Inc.(a)	7,986	110,127
Taylor Morrison Home Corp.(a)	6,652	428,788
Tempur Sealy International, Inc.	11,377	718,344
Toll Brothers, Inc.	6,863	932,064
TopBuild Corp.(a)	1,957	670,625
Traeger, Inc.(a)	1,304	3,182
Tri Pointe Homes, Inc.(a)	6,084	224,256
Whirlpool Corp.	3,701	388,642
Worthington Enterprises, Inc.	1,931	80,909
		17,864,937
Household Products — 1.0%
Central Garden & Pet Co.(a)	682	24,886
Central Garden & Pet Co., Class A(a)	3,323	103,644
Church & Dwight Co., Inc.	16,198	1,709,213
Clorox Co.	8,244	1,308,158
Colgate-Palmolive Co.	54,192	4,698,447
Energizer Holdings, Inc.	4,687	159,311
Kimberly-Clark Corp.	22,328	2,901,970
Oil-Dri Corp. of America	954	40,087
Procter & Gamble Co.	157,838	26,199,530
Reynolds Consumer Products, Inc.	3,870	106,851
Spectrum Brands Holdings, Inc.	2,078	175,716
WD-40 Co.	832	195,478
		37,623,291
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	48,596	534,556
Altus Power, Inc.(a)(b)	6,825	27,505
Brookfield Renewable Corp.(b)	8,600	229,534
Clearway Energy, Inc., Class A	1,844	45,233
Clearway Energy, Inc., Class C	6,100	158,173
Montauk Renewables, Inc.(a)	3,696	15,449
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	3,993	$ 256,151
Sunnova Energy International, Inc.(a)	6,377	16,389
Vistra Corp.	22,725	3,818,482
		5,101,472
Industrial Conglomerates — 0.4%
3M Co.	36,542	5,561,692
Brookfield Business Corp., Class A(b)	1,503	35,877
Honeywell International, Inc.	43,638	9,762,693
		15,360,262
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	412,462
EastGroup Properties, Inc.	3,154	534,982
First Industrial Realty Trust, Inc.	8,452	451,252
Industrial Logistics Properties Trust	10,698	42,471
Innovative Industrial Properties, Inc.	1,807	129,526
Lineage, Inc.(b)	3,920	235,200
LXP Industrial Trust	18,394	153,038
Plymouth Industrial REIT, Inc.	2,651	44,537
Prologis, Inc.	61,632	7,349,616
Rexford Industrial Realty, Inc.	14,643	595,384
STAG Industrial, Inc.	11,547	394,677
Terreno Realty Corp.	6,100	399,062
		10,742,207
Insurance — 2.2%
Aflac, Inc.	37,626	4,040,280
Allstate Corp.	17,502	3,366,160
Ambac Financial Group, Inc.(a)	2,001	23,272
American Coastal Insurance Corp.	2,983	36,363
American Financial Group, Inc.	5,116	698,641
American International Group, Inc.	43,056	3,171,505
AMERISAFE, Inc.	1,410	70,528
Aon PLC, Class A	13,082	4,851,067
Arch Capital Group Ltd.	23,814	2,216,369
Arthur J Gallagher & Co.	16,519	4,985,764
Assurant, Inc.	3,656	786,735
Assured Guaranty Ltd.	3,483	329,492
Axis Capital Holdings Ltd.	5,995	545,665
Baldwin Insurance Group, Inc., Class A(a)(b)	4,318	176,822
Bowhead Specialty Holdings, Inc.(a)	1,535	49,626
Brighthouse Financial, Inc.(a)	4,515	278,621
Brown & Brown, Inc.	16,033	1,678,014
Chubb Ltd.	27,046	7,353,266
Cincinnati Financial Corp.	10,286	1,409,696
CNA Financial Corp.	1,702	83,500
CNO Financial Group, Inc.	7,685	306,939
Crawford & Co., Class A	730	8,767
Employers Holdings, Inc.	798	39,230
Enstar Group Ltd.(a)	780	255,052
Everest Group Ltd.	2,888	1,003,609
F&G Annuities & Life, Inc.	1,150	52,796
Fidelis Insurance Holdings Ltd.	4,637	76,510
Fidelity National Financial, Inc.	16,187	941,598
First American Financial Corp.	6,362	402,206
Genworth Financial, Inc.(a)	14,565	105,305
Globe Life, Inc.	6,314	770,876
Goosehead Insurance, Inc., Class A	1,654	177,259
Greenlight Capital Re Ltd., Class A(a)	1,310	17,685
Hamilton Insurance Group Ltd., Class B(a)	3,783	72,369
Hanover Insurance Group, Inc.	2,331	356,853
Hartford Financial Services Group, Inc.	19,986	2,229,438

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
HCI Group, Inc.	444	$ 54,137
Heritage Insurance Holdings, Inc.(a)	2,283	25,136
Hippo Holdings, Inc.(a)	930	26,040
Horace Mann Educators Corp.	1,576	60,881
Investors Title Co.	51	11,493
James River Group Holdings Ltd.	3,570	17,065
Kemper Corp.	4,044	271,676
Kinsale Capital Group, Inc.(b)	1,495	660,700
Lemonade, Inc.(a)(b)	3,392	112,750
Lincoln National Corp.	11,067	389,116
Loews Corp.	12,138	1,037,192
Maiden Holdings Ltd.(a)	15,200	15,352
Markel Group, Inc.(a)	860	1,572,751
Marsh & McLennan Cos., Inc.	32,960	7,148,365
MBIA, Inc.	2,769	19,688
Mercury General Corp.	1,620	80,741
MetLife, Inc.	40,778	3,527,705
Old Republic International Corp.	16,811	614,946
Oscar Health, Inc., Class A(a)(b)	12,605	209,243
Palomar Holdings, Inc.(a)	1,645	177,446
Primerica, Inc.	2,266	657,525
Principal Financial Group, Inc.	15,425	1,271,791
ProAssurance Corp.(a)	1,792	26,808
Progressive Corp.	38,977	9,605,492
Prudential Financial, Inc.	24,287	2,932,898
Reinsurance Group of America, Inc.	4,378	997,571
RenaissanceRe Holdings Ltd.	3,458	804,262
RLI Corp.	5,332	391,102
Root, Inc., Class A(a)(b)	772	75,270
Ryan Specialty Holdings, Inc.	7,076	471,120
Safety Insurance Group, Inc.	1,725	136,292
Selective Insurance Group, Inc.	4,243	356,964
Selectquote, Inc.(a)	8,469	36,501
SiriusPoint Ltd.(a)	8,552	124,517
Skyward Specialty Insurance Group, Inc.(a)	2,846	126,021
Stewart Information Services Corp.	1,098	71,579
Tiptree, Inc.	1,651	33,086
Travelers Cos., Inc.	15,320	3,756,158
Trupanion, Inc.(a)(b)	2,521	119,596
United Fire Group, Inc.	1,438	35,677
Universal Insurance Holdings, Inc.	1,090	21,081
Unum Group	10,380	791,475
W.R. Berkley Corp.	19,315	1,136,301
White Mountains Insurance Group Ltd.(b)	161	311,126
Willis Towers Watson PLC	6,845	2,255,872
		85,546,386
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	393,120	80,204,342
Alphabet, Inc., Class C	324,415	66,699,724
Bumble, Inc., Class A(a)	6,338	51,401
Cargurus, Inc.(a)	6,510	255,192
Cars.com, Inc.(a)	4,460	79,923
EverQuote, Inc., Class A(a)	1,224	24,725
fuboTV, Inc.(a)(b)	21,357	86,282
Getty Images Holdings, Inc.(a)(b)	12,015	30,638
Grindr, Inc.(a)(b)	2,746	48,989
IAC, Inc.(a)	5,244	221,979
Match Group, Inc.	17,006	607,114
MediaAlpha, Inc., Class A(a)	3,417	38,920
Meta Platforms, Inc., Class A	146,465	100,940,749
Nextdoor Holdings, Inc.(a)	10,985	28,781
Security	Shares	Value
Interactive Media & Services (continued)
Outbrain, Inc.(a)(b)	4,466	$ 26,841
Pinterest, Inc., Class A(a)	40,197	1,324,893
QuinStreet, Inc.(a)	3,026	71,595
Shutterstock, Inc.	1,395	41,180
TripAdvisor, Inc.(a)	7,461	131,015
TrueCar, Inc.(a)	5,805	19,969
Trump Media & Technology Group Corp., Class A(a)(b)	5,092	162,231
Vimeo, Inc.(a)	7,862	52,754
Yelp, Inc.(a)	4,499	179,690
Ziff Davis, Inc.(a)	3,041	163,880
ZipRecruiter, Inc., Class A(a)(b)	5,115	35,191
ZoomInfo Technologies, Inc.(a)	20,001	205,810
		251,733,808
IT Services — 1.4%
Accenture PLC, Class A	41,977	16,159,046
Akamai Technologies, Inc.(a)	9,908	989,809
Amdocs Ltd.	7,795	687,441
Applied Digital Corp.(a)(b)	13,606	96,875
ASGN, Inc.(a)	3,190	281,390
Backblaze, Inc., Class A(a)	5,118	30,964
BigBear.ai Holdings, Inc.(a)(b)	11,531	48,891
BigCommerce Holdings, Inc., Series 1(a)	4,449	27,094
Cloudflare, Inc., Class A(a)	20,185	2,793,604
Cognizant Technology Solutions Corp., Class A	33,257	2,747,361
Couchbase, Inc.(a)	2,430	43,108
DigitalOcean Holdings, Inc.(a)	4,788	198,606
DXC Technology Co.(a)	13,047	283,381
EPAM Systems, Inc.(a)	3,704	940,668
Fastly, Inc., Class A(a)	7,006	73,353
Gartner, Inc.(a)	4,963	2,694,065
Globant SA(a)(b)	2,826	602,842
GoDaddy, Inc., Class A(a)	9,299	1,977,432
Grid Dynamics Holdings, Inc.(a)	3,516	79,426
Hackett Group, Inc.	1,720	53,114
Information Services Group, Inc.	4,090	12,515
International Business Machines Corp.	61,235	15,657,790
Kyndryl Holdings, Inc.(a)	14,774	560,821
MongoDB, Inc.(a)	4,838	1,322,322
Okta, Inc.(a)	10,758	1,013,619
Rackspace Technology, Inc.(a)	2,884	7,585
Snowflake, Inc., Class A(a)	21,260	3,858,903
Tucows, Inc., Class A(a)(b)	474	7,229
Twilio, Inc., Class A(a)	10,337	1,515,197
Unisys Corp.(a)	3,469	23,104
VeriSign, Inc.(a)	5,607	1,205,505
		55,993,060
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	1,776	116,008
AMMO, Inc.(a)(b)	3,293	5,763
Brunswick Corp.	4,560	307,527
Clarus Corp.	1,492	7,251
Funko, Inc., Class A(a)	2,563	35,882
Hasbro, Inc.	9,488	548,786
JAKKS Pacific, Inc.(a)	934	28,095
Johnson Outdoors, Inc., Class A	138	4,471
Latham Group, Inc.(a)	2,161	15,775
Malibu Boats, Inc., Class A(a)	1,332	51,002
MasterCraft Boat Holdings, Inc.(a)	1,420	25,858
Mattel, Inc.(a)	22,495	419,307
Peloton Interactive, Inc., Class A(a)(b)	24,496	189,844
Polaris, Inc.	3,366	160,558
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Smith & Wesson Brands, Inc.	2,956	$ 31,009
Sturm Ruger & Co., Inc.	1,052	37,451
Topgolf Callaway Brands Corp.(a)	9,369	73,640
YETI Holdings, Inc.(a)	5,240	195,243
		2,253,470
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	8,120	121,800
Adaptive Biotechnologies Corp.(a)	6,063	46,988
Agilent Technologies, Inc.	19,437	2,945,094
Akoya Biosciences, Inc.(a)(b)	2,119	6,187
Avantor, Inc.(a)	44,960	1,001,709
Azenta, Inc.(a)(b)	3,837	207,390
BioLife Solutions, Inc.(a)	2,281	62,283
Bio-Rad Laboratories, Inc., Class A(a)	1,328	479,249
Bio-Techne Corp.	10,430	767,126
Bruker Corp.	7,063	410,713
Charles River Laboratories International, Inc.(a)	3,620	596,431
ChromaDex Corp.(a)(b)	6,262	35,255
Codexis, Inc.(a)	3,610	15,126
CryoPort, Inc.(a)	2,296	17,312
Cytek Biosciences, Inc.(a)	7,712	39,717
Danaher Corp.	43,107	9,601,653
Fortrea Holdings, Inc.(a)	5,591	93,985
Harvard Bioscience, Inc.(a)	6,160	10,534
Illumina, Inc.(a)	10,737	1,425,229
IQVIA Holdings, Inc.(a)	12,292	2,475,117
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	32,637
MaxCyte, Inc.(a)(b)	6,350	28,639
Medpace Holdings, Inc.(a)	1,760	614,504
Mesa Laboratories, Inc.	342	47,090
Mettler-Toledo International, Inc.(a)	1,433	1,955,243
OmniAb, Inc.(a)(b)	10,048	32,355
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	24,475
QIAGEN NV	14,926	666,297
Quanterix Corp.(a)	3,148	28,930
Quantum-Si, Inc.(a)(b)	7,468	14,787
Repligen Corp.(a)	3,794	630,601
Revvity, Inc.	8,274	1,043,600
Sotera Health Co.(a)	8,719	119,537
Standard BioTools, Inc.(a)	23,888	37,026
Thermo Fisher Scientific, Inc.	25,510	15,248,602
Waters Corp.(a)	3,982	1,654,441
West Pharmaceutical Services, Inc.	4,879	1,666,422
		44,204,084
Machinery — 1.9%
3D Systems Corp.(a)	7,065	25,434
AGCO Corp.	4,160	434,429
Alamo Group, Inc.	698	129,521
Albany International Corp., Class A	2,042	164,891
Allison Transmission Holdings, Inc.	5,893	692,663
Astec Industries, Inc.	1,273	44,440
Atmus Filtration Technologies, Inc.	5,919	247,533
Blue Bird Corp.(a)(b)	2,001	71,276
Caterpillar, Inc.	32,621	12,116,744
Chart Industries, Inc.(a)(b)	2,842	601,339
CNH Industrial NV	59,013	760,087
Columbus McKinnon Corp./New York	1,466	53,392
Commercial Vehicle Group, Inc.(a)	2,785	5,821
Crane Co.	3,344	569,550
Security	Shares	Value
Machinery (continued)
Cummins, Inc.	9,062	$ 3,228,337
Deere & Co.	16,896	8,051,958
Donaldson Co., Inc.	7,903	562,615
Douglas Dynamics, Inc.	1,306	33,760
Dover Corp.	9,197	1,873,245
Energy Recovery, Inc.(a)	3,940	56,500
Enerpac Tool Group Corp.	3,599	162,639
Enpro, Inc.	1,612	299,348
Esab Corp.	3,969	491,521
ESCO Technologies, Inc.	1,757	233,224
Federal Signal Corp.	4,147	407,692
Flowserve Corp.	9,048	566,586
Fortive Corp.	23,560	1,916,135
Franklin Electric Co., Inc.	2,913	291,271
Gates Industrial Corp. PLC(a)	12,619	261,087
Gorman-Rupp Co.	1,213	46,555
Graco, Inc.	11,538	971,153
Graham Corp.(a)	870	39,515
Greenbrier Cos., Inc.	2,191	145,176
Helios Technologies, Inc.	1,936	86,365
Hillenbrand, Inc.	4,517	153,533
Hillman Solutions Corp.(a)(b)	12,662	126,620
Hyliion Holdings Corp.(a)(b)	5,934	13,945
Hyster-Yale, Inc.	682	36,432
IDEX Corp.	4,977	1,116,391
Illinois Tool Works, Inc.	19,654	5,093,531
Ingersoll Rand, Inc.	27,131	2,544,888
ITT, Inc.	5,510	832,120
JBT Marel Corp.(b)	2,067	274,911
Kadant, Inc.(b)	797	297,201
Kennametal, Inc.	4,869	116,613
Lincoln Electric Holdings, Inc.	3,561	707,856
Lindsay Corp.	692	92,859
Luxfer Holdings PLC	2,208	31,243
Manitowoc Co., Inc.(a)	2,189	21,868
Mayville Engineering Co., Inc.(a)	1,707	27,056
Middleby Corp.(a)	3,646	623,976
Miller Industries, Inc.	1,094	72,171
Mueller Industries, Inc.	7,460	587,475
Mueller Water Products, Inc., Class A	10,406	239,338
Nordson Corp.	3,755	826,926
Omega Flex, Inc.	130	5,117
Oshkosh Corp.	4,238	493,303
Otis Worldwide Corp.	26,876	2,564,508
PACCAR, Inc.	34,186	3,790,544
Parker-Hannifin Corp.	8,448	5,973,158
Park-Ohio Holdings Corp.	1,119	27,841
Pentair PLC	10,896	1,129,697
Proto Labs, Inc.(a)	1,922	80,205
RBC Bearings, Inc.(a)	1,931	673,436
REV Group, Inc.	2,888	100,214
Shyft Group, Inc.	1,974	23,708
Snap-on, Inc.	3,510	1,246,576
SPX Technologies, Inc.(a)	2,895	429,965
Standex International Corp.	780	142,506
Stanley Black & Decker, Inc.	10,268	904,303
Tennant Co.	1,312	112,202
Terex Corp.	4,498	216,309
Timken Co.	4,100	329,107
Titan International, Inc.(a)	2,632	23,241
Toro Co.	6,851	570,483
Trinity Industries, Inc.	5,760	217,901

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Wabash National Corp.	3,518	$ 54,881
Watts Water Technologies, Inc., Class A	1,707	352,973
Westinghouse Air Brake Technologies Corp.	11,396	2,369,456
Xylem, Inc./New York	16,325	2,024,953
		73,335,342
Marine Transportation — 0.0%
Costamare, Inc.	3,080	35,913
Genco Shipping & Trading Ltd.	2,396	34,646
Golden Ocean Group Ltd.(a)	7,042	65,138
Himalaya Shipping Ltd.	5,534	26,729
Kirby Corp.(a)	3,877	423,175
Matson, Inc.	2,099	297,743
Safe Bulkers, Inc.	7,287	25,869
		909,213
Media — 0.6%
Advantage Solutions, Inc.(a)(b)	3,751	9,903
AMC Networks, Inc., Class A(a)	2,229	21,465
Boston Omaha Corp., Class A(a)	863	12,548
Cable One, Inc.	350	106,404
Cardlytics, Inc.(a)	1,891	5,787
Charter Communications, Inc., Class A(a)(b)	6,333	2,187,988
Clear Channel Outdoor Holdings, Inc.(a)	18,038	24,532
Comcast Corp., Class A	253,589	8,535,806
EchoStar Corp., Class A(a)	7,935	219,482
Entravision Communications Corp., Class A	1,689	3,631
EW Scripps Co., Class A(a)	2,946	5,539
Fox Corp., Class A	14,858	760,432
Fox Corp., Class B	8,564	416,210
Gannett Co., Inc.(a)	7,997	36,146
Gray Television, Inc.	6,043	22,601
Ibotta, Inc., Class A(a)(b)	1,173	85,043
iHeartMedia, Inc., Class A(a)	7,236	16,064
Innovid Corp.(a)	12,812	39,845
Integral Ad Science Holding Corp.(a)(b)	6,266	65,856
Interpublic Group of Cos., Inc.	25,657	735,586
John Wiley & Sons, Inc., Class A	2,734	111,903
Liberty Broadband Corp., Class A(a)	1,051	79,908
Liberty Broadband Corp., Class C(a)	7,749	594,038
Magnite, Inc.(a)(b)	8,306	142,863
National CineMedia, Inc.(a)	7,897	52,041
New York Times Co., Class A	10,198	553,751
News Corp., Class A	24,095	677,551
News Corp., Class B	8,912	282,065
Nexstar Media Group, Inc.	2,156	330,342
Omnicom Group, Inc.	13,023	1,130,266
Paramount Global, Class A(b)	584	13,321
Paramount Global, Class B	40,107	436,364
PubMatic, Inc., Class A(a)	2,634	39,826
Scholastic Corp.	1,648	31,988
Sinclair, Inc.	2,203	32,274
Sirius XM Holdings, Inc.(b)	14,902	357,797
Stagwell, Inc.(a)	3,725	23,244
TechTarget, Inc.(a)	1,792	30,518
TEGNA, Inc.	13,709	249,778
Thryv Holdings, Inc.(a)	1,791	31,360
Trade Desk, Inc., Class A(a)	30,006	3,561,112
WideOpenWest, Inc.(a)	3,478	14,851
		22,088,029
Metals & Mining — 0.4%
Alcoa Corp.	16,674	588,926
Security	Shares	Value
Metals & Mining (continued)
Alpha Metallurgical Resources, Inc.(a)	727	$ 133,165
ATI, Inc.(a)	8,327	475,388
Carpenter Technology Corp.	3,137	605,629
Century Aluminum Co.(a)	2,613	47,766
Cleveland-Cliffs, Inc.(a)	30,013	307,333
Coeur Mining, Inc.(a)(b)	26,440	174,504
Commercial Metals Co.	7,607	368,863
Compass Minerals International, Inc.	2,480	28,917
Constellium SE(a)	9,126	90,621
Dakota Gold Corp.(a)	6,771	15,032
Freeport-McMoRan, Inc.	96,212	3,449,200
Hecla Mining Co.	37,783	214,607
i-80 Gold Corp.(a)(b)	15,619	8,845
Ivanhoe Electric, Inc.(a)(b)	3,722	22,034
Kaiser Aluminum Corp.	1,048	73,360
Lifezone Metals Ltd.(a)(b)	5,680	33,228
MAC Copper Ltd.(a)	3,236	33,396
Materion Corp.	1,409	142,309
Metallus, Inc.(a)	2,945	43,998
MP Materials Corp.(a)(b)	9,877	216,899
Newmont Corp.	76,670	3,275,342
Novagold Resources, Inc.(a)	16,803	52,593
Nucor Corp.	15,959	2,049,614
Olympic Steel, Inc.	384	13,237
Perpetua Resources Corp.(a)	1,715	20,237
Piedmont Lithium, Inc.(a)(b)	1,121	9,248
Radius Recycling, Inc.	1,945	23,360
Ramaco Resources, Inc., Class A	1,470	13,921
Ramaco Resources, Inc., Class B	320	2,819
Reliance, Inc.	3,596	1,041,042
Royal Gold, Inc.	4,392	614,089
Ryerson Holding Corp.	2,155	48,186
Southern Copper Corp.	5,841	535,152
SSR Mining, Inc.(a)	12,355	99,211
Steel Dynamics, Inc.	9,754	1,250,463
SunCoke Energy, Inc.	5,143	48,293
Tredegar Corp.(a)	2,663	20,905
U.S. Steel Corp.	15,426	568,448
Warrior Met Coal, Inc.	3,308	174,563
Worthington Steel, Inc.	1,931	56,096
		16,990,839
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	1,378	11,217
AGNC Investment Corp.	54,045	538,829
Angel Oak Mortgage REIT, Inc.	1,604	16,393
Annaly Capital Management, Inc.	37,482	765,008
Apollo Commercial Real Estate Finance, Inc.	11,046	97,868
Arbor Realty Trust, Inc.(b)	10,209	136,699
Ares Commercial Real Estate Corp., Class C	2,603	14,733
ARMOUR Residential REIT, Inc.	3,020	56,836
Blackstone Mortgage Trust, Inc., Class A	11,316	203,688
BrightSpire Capital, Inc.	5,031	28,325
Chimera Investment Corp.	4,497	66,960
Claros Mortgage Trust, Inc.	6,855	22,622
Dynex Capital, Inc.	9,622	127,684
Ellington Financial, Inc.	5,436	68,276
Franklin BSP Realty Trust, Inc.	5,397	68,704
Granite Point Mortgage Trust, Inc.	1,933	5,490
Invesco Mortgage Capital, Inc.	3,079	26,048
KKR Real Estate Finance Trust, Inc.	4,580	45,708
Ladder Capital Corp.	6,531	73,213
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	6,287	$ 66,013
New York Mortgage Trust, Inc.	4,414	26,616
Orchid Island Capital, Inc.	11,723	97,887
PennyMac Mortgage Investment Trust	5,334	72,542
Ready Capital Corp.	9,961	66,241
Redwood Trust, Inc.	6,308	41,317
Rithm Capital Corp.	33,875	389,901
Starwood Property Trust, Inc.	21,562	417,225
Sunrise Realty Trust, Inc.(b)	459	5,508
TPG RE Finance Trust, Inc.	3,418	28,745
Two Harbors Investment Corp.	7,086	90,346
		3,676,642
Multi-Utilities — 0.5%
Ameren Corp.	17,442	1,643,037
Avista Corp.	4,679	171,345
Black Hills Corp.	5,780	339,459
CenterPoint Energy, Inc.	42,558	1,386,114
CMS Energy Corp.	19,385	1,279,410
Consolidated Edison, Inc.	22,891	2,145,802
Dominion Energy, Inc.	56,333	3,131,552
DTE Energy Co.	13,687	1,640,798
NiSource, Inc.	30,551	1,139,552
Northwestern Energy Group, Inc.	6,901	372,033
Public Service Enterprise Group, Inc.	33,221	2,775,282
Sempra	42,414	3,517,393
Unitil Corp.	767	41,088
WEC Energy Group, Inc.	21,047	2,089,125
		21,671,990
Office REITs — 0.1%
Brandywine Realty Trust	10,235	56,190
BXP, Inc.	10,424	762,411
City Office REIT, Inc.	1,953	10,370
COPT Defense Properties	7,249	213,411
Cousins Properties, Inc.	12,093	369,199
Douglas Emmett, Inc.	11,576	212,535
Easterly Government Properties, Inc.	6,247	70,966
Highwoods Properties, Inc.	7,001	208,560
Hudson Pacific Properties, Inc.	8,569	26,821
JBG SMITH Properties	5,715	88,640
Kilroy Realty Corp.	7,474	291,635
NET Lease Office Properties	892	28,473
Orion Office REIT, Inc.	3,175	12,859
Paramount Group, Inc.	10,176	49,761
Peakstone Realty Trust	1,886	20,275
Piedmont Office Realty Trust, Inc., Class A	6,483	56,661
Postal Realty Trust, Inc., Class A	1,151	15,147
SL Green Realty Corp.	5,014	337,893
Vornado Realty Trust(b)	11,598	501,730
		3,333,537
Oil, Gas & Consumable Fuels — 3.0%
Amplify Energy Corp.(a)	3,056	16,319
Antero Midstream Corp.	23,105	370,604
Antero Resources Corp.(a)	19,448	725,799
APA Corp.	23,662	518,908
Ardmore Shipping Corp.	2,633	31,254
Berry Corp.	4,825	21,037
California Resources Corp.	4,705	231,486
Centrus Energy Corp., Class A(a)(b)	1,066	87,732
Cheniere Energy, Inc.	14,904	3,333,280
Chesapeake Energy Corp.	15,454	1,570,126
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	115,151	$ 17,179,378
Chord Energy Corp.	3,710	417,189
Civitas Resources, Inc.	6,747	342,478
Clean Energy Fuels Corp.(a)(b)	11,389	37,698
CNX Resources Corp.(a)	9,931	271,911
Comstock Resources, Inc.(a)	5,948	110,395
ConocoPhillips	86,577	8,556,405
Core Natural Resources, Inc.(b)	3,440	310,770
Coterra Energy, Inc.	47,506	1,316,866
Crescent Energy Co., Class A	12,377	186,398
CVR Energy, Inc.	1,753	33,219
Delek U.S. Holdings, Inc.	4,418	78,905
Devon Energy Corp.	43,034	1,467,459
DHT Holdings, Inc.	8,078	91,443
Diamondback Energy, Inc.	12,554	2,063,375
Diversified Energy Co. PLC	3,413	54,403
Dorian LPG Ltd.	2,259	54,306
DT Midstream, Inc.(a)	6,298	636,602
Empire Petroleum Corp.(a)(b)	2,087	12,209
Encore Energy Corp.(a)(b)	10,541	34,891
Energy Fuels, Inc./Canada(a)(b)	11,976	63,593
EOG Resources, Inc.	38,219	4,807,568
EQT Corp.	39,845	2,036,876
Excelerate Energy, Inc., Class A	1,997	59,650
Exxon Mobil Corp.	300,031	32,052,312
FLEX LNG Ltd.(a)	1,825	46,556
FutureFuel Corp.	1,697	9,266
Golar LNG Ltd.	6,652	271,069
Granite Ridge Resources, Inc.	5,252	32,510
Green Plains, Inc.(a)	1,196	10,680
Gulfport Energy Corp.(a)	980	174,940
Hallador Energy Co.(a)	1,749	18,767
Hess Corp.	18,697	2,599,444
HF Sinclair Corp.	10,934	394,499
HighPeak Energy, Inc.(b)	727	9,909
International Seaways, Inc.	2,882	112,254
Kinder Morgan, Inc.	130,108	3,575,368
Kinetik Holdings, Inc.	2,472	159,271
Kosmos Energy Ltd.(a)	30,237	96,154
Magnolia Oil & Gas Corp., Class A	11,073	262,430
Marathon Petroleum Corp.	22,162	3,229,225
Matador Resources Co.	7,435	431,230
Murphy Oil Corp.	9,297	247,579
NACCO Industries, Inc., Class A	532	16,827
New Fortress Energy, Inc.(b)	4,142	62,130
NextDecade Corp.(a)	8,405	71,274
Nordic American Tankers Ltd.	13,383	36,134
Northern Oil & Gas, Inc.	5,970	214,621
Occidental Petroleum Corp.	46,006	2,146,180
ONEOK, Inc.	39,233	3,812,271
Ovintiv, Inc.	17,522	739,779
Par Pacific Holdings, Inc.(a)	3,399	56,831
PBF Energy, Inc., Class A	7,629	223,224
Peabody Energy Corp.	8,602	156,126
Permian Resources Corp.	43,334	634,843
Phillips 66	27,340	3,222,566
Range Resources Corp.	15,307	566,971
REX American Resources Corp.(a)	1,076	44,891
Riley Exploration Permian, Inc.	425	14,089
Ring Energy, Inc.(a)	6,295	8,183
Sable Offshore Corp.(a)(b)	3,606	89,898
SandRidge Energy, Inc.	1,890	22,396

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	3,001	$ 142,908
SFL Corp. Ltd.	6,904	72,837
Sitio Royalties Corp., Class A	4,769	96,048
SM Energy Co.	7,077	268,643
Talos Energy, Inc.(a)(b)	7,922	78,586
Targa Resources Corp.	14,546	2,862,653
Teekay Corp. Ltd.	4,449	31,766
Teekay Tankers Ltd., Class A	1,541	64,599
Texas Pacific Land Corp.	1,271	1,648,703
Uranium Energy Corp.(a)(b)	25,123	177,368
Ur-Energy, Inc.(a)(b)	28,320	29,736
VAALCO Energy, Inc.	8,384	34,374
Valero Energy Corp.	20,849	2,772,917
Viper Energy, Inc.	6,630	310,947
Vital Energy, Inc.(a)(b)	2,426	77,389
Vitesse Energy, Inc.	1,510	39,079
W&T Offshore, Inc.	7,555	11,786
Williams Cos., Inc.	81,669	4,526,913
World Kinect Corp.	4,001	113,108
		116,363,589
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	33,790
Louisiana-Pacific Corp.	4,046	473,260
Sylvamo Corp.	2,521	201,932
		708,982
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,181	599,258
Allegiant Travel Co.	932	95,465
American Airlines Group, Inc.(a)	44,102	746,206
Blade Air Mobility, Inc., Class A(a)(b)	4,235	16,305
Delta Air Lines, Inc.	42,382	2,851,037
Frontier Group Holdings, Inc.(a)	2,715	22,887
JetBlue Airways Corp.(a)	21,282	140,036
Joby Aviation, Inc.(a)(b)	28,302	233,774
SkyWest, Inc.(a)	2,892	349,701
Southwest Airlines Co.	39,436	1,211,079
Sun Country Airlines Holdings, Inc.(a)	2,011	34,107
United Airlines Holdings, Inc.(a)	21,983	2,326,681
Wheels Up Experience, Inc.(a)(b)	17,641	27,520
		8,654,056
Personal Care Products — 0.1%
Beauty Health Co.(a)(b)	6,871	11,475
BellRing Brands, Inc.(a)	8,741	676,116
Coty, Inc., Class A(a)	25,648	188,000
Edgewell Personal Care Co.	3,579	119,181
elf Beauty, Inc.(a)	3,506	350,284
Estee Lauder Cos., Inc., Class A	15,229	1,270,556
Herbalife Ltd.(a)(b)	6,918	37,772
Honest Co., Inc.(a)	9,280	59,485
Interparfums, Inc.	1,217	171,621
Kenvue, Inc.	128,844	2,743,089
Medifast, Inc.(a)	711	11,163
Nature’s Sunshine Products, Inc.(a)	255	3,547
Nu Skin Enterprises, Inc., Class A	3,335	21,844
Olaplex Holdings, Inc.(a)(b)	8,979	14,007
USANA Health Sciences, Inc.(a)	667	21,724
Waldencast PLC, Class A(a)	3,027	10,473
		5,710,337
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc.(a)	11,827	97,691
Security	Shares	Value
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.(a)(b)	2,313	$ 80,654
ANI Pharmaceuticals, Inc.(a)	1,440	84,442
Aquestive Therapeutics, Inc.(a)(b)	7,440	22,469
Arvinas, Inc.(a)	4,655	81,975
Atea Pharmaceuticals, Inc.(a)	3,928	12,020
Avadel Pharmaceuticals PLC(a)	6,470	51,113
Axsome Therapeutics, Inc.(a)	2,281	242,835
Bristol-Myers Squibb Co.	135,976	8,015,785
Cassava Sciences, Inc.(a)(b)	2,756	6,559
Collegium Pharmaceutical, Inc.(a)	1,943	62,409
Corcept Therapeutics, Inc.(a)	5,555	371,741
CorMedix, Inc.(a)(b)	4,992	51,268
Edgewise Therapeutics, Inc.(a)	4,396	123,176
Elanco Animal Health, Inc.(a)(b)	31,802	382,578
Eli Lilly & Co.	53,489	43,383,858
Enliven Therapeutics, Inc.(a)(b)	2,827	61,798
Esperion Therapeutics, Inc.(a)(b)	15,925	28,506
Evolus, Inc.(a)	4,724	65,994
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	18,337
Fulcrum Therapeutics, Inc.(a)(b)	5,883	23,297
Harmony Biosciences Holdings, Inc.(a)	2,403	93,164
Harrow, Inc.(a)(b)	1,688	51,855
Innoviva, Inc.(a)	4,370	81,457
Intra-Cellular Therapies, Inc.(a)	7,180	912,434
Jazz Pharmaceuticals PLC(a)	4,183	520,240
Johnson & Johnson	161,577	24,583,941
Ligand Pharmaceuticals, Inc.(a)	1,120	130,536
Liquidia Corp.(a)(b)	3,408	48,496
Merck & Co., Inc.	169,434	16,743,468
Mind Medicine MindMed, Inc.(a)(b)	5,931	40,271
Neumora Therapeutics, Inc.(a)(b)	6,470	12,487
Nuvation Bio, Inc.(a)	9,777	22,585
Ocular Therapeutix, Inc.(a)	12,098	93,155
Omeros Corp.(a)(b)	4,825	41,591
Organon & Co.	17,485	272,067
Pacira BioSciences, Inc.(a)	2,757	72,592
Perrigo Co. PLC	8,973	223,517
Pfizer, Inc.	378,642	10,041,586
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	18,803
Phibro Animal Health Corp., Class A	619	13,500
Pliant Therapeutics, Inc.(a)(b)	3,836	41,237
Prestige Consumer Healthcare, Inc.(a)(b)	3,378	259,329
Revance Therapeutics, Inc.(a)	4,871	17,682
Royalty Pharma PLC, Class A	25,590	808,132
Scilex Holding Co., (Acquired 01/06/23, Cost: $38,933)(a)(f)	3,715	1,499
scPharmaceuticals, Inc.(a)(b)	2,501	8,303
Septerna, Inc.(a)	1,749	29,576
SIGA Technologies, Inc.	2,502	14,962
Supernus Pharmaceuticals, Inc.(a)	3,326	127,619
Tarsus Pharmaceuticals, Inc.(a)	2,885	155,098
Terns Pharmaceuticals, Inc.(a)	3,157	14,080
Theravance Biopharma, Inc.(a)	5,256	49,301
Third Harmonic Bio, Inc.(a)(b)	1,258	6,617
Ventyx Biosciences, Inc.(a)	3,238	6,508
Viatris, Inc.	80,192	904,566
WaVe Life Sciences Ltd.(a)(b)	5,331	61,680
Xeris Biopharma Holdings, Inc.(a)	12,064	42,948
Zevra Therapeutics, Inc.(a)	5,553	43,535
Zoetis, Inc.	30,466	5,206,639
		115,085,561
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 0.9%
Alight, Inc., Class A	30,678	$ 210,144
Amentum Holdings, Inc.(a)	8,183	171,598
Asure Software, Inc.(a)	833	9,846
Automatic Data Processing, Inc.	27,470	8,323,685
Barrett Business Services, Inc.	1,308	56,676
BlackSky Technology, Inc.(a)	2,704	40,533
Booz Allen Hamilton Holding Corp., Class A	8,502	1,096,758
Broadridge Financial Solutions, Inc.	7,938	1,890,990
CACI International, Inc., Class A(a)	1,454	561,622
CBIZ, Inc.(a)(b)	3,197	274,335
Clarivate PLC(a)(b)	30,144	163,381
Concentrix Corp.	3,231	168,917
Conduent, Inc.(a)	11,206	44,376
CRA International, Inc.	456	83,712
CSG Systems International, Inc.	2,157	126,810
Dayforce, Inc.(a)(b)	10,318	729,895
Dun & Bradstreet Holdings, Inc.	21,971	270,243
Equifax, Inc.	8,249	2,266,660
ExlService Holdings, Inc.(a)	10,597	532,605
Exponent, Inc.	3,516	322,312
First Advantage Corp.(a)(b)	5,027	94,910
Forrester Research, Inc.(a)	474	7,229
Franklin Covey Co.(a)(b)	875	33,171
FTI Consulting, Inc.(a)	2,361	461,221
Genpact Ltd.	11,411	555,602
Heidrick & Struggles International, Inc.	1,059	49,233
Huron Consulting Group, Inc.(a)	1,374	174,196
IBEX Holdings Ltd.(a)	997	21,944
ICF International, Inc.	1,207	140,869
Innodata, Inc.(a)(b)	2,252	83,504
Insperity, Inc.	2,314	173,573
Jacobs Solutions, Inc.	8,117	1,137,435
KBR, Inc.	8,627	469,481
Kelly Services, Inc., Class A	1,865	26,259
Kforce, Inc.	1,435	79,973
Korn Ferry	3,503	247,767
Legalzoom.com, Inc.(a)	9,589	86,205
Leidos Holdings, Inc.	8,753	1,243,189
ManpowerGroup, Inc.	2,953	177,830
Maximus, Inc.	4,014	302,214
NV5 Global, Inc.(a)	3,560	67,070
Parsons Corp.(a)	2,890	229,090
Paychex, Inc.	21,317	3,147,881
Paycom Software, Inc.	3,453	716,705
Paycor HCM, Inc.(a)	6,640	146,943
Paylocity Holding Corp.(a)	2,941	604,434
Planet Labs PBC(a)(b)	9,833	59,981
Resources Connection, Inc.	2,633	22,117
Robert Half, Inc.	6,974	451,845
Science Applications International Corp.	3,352	362,955
Spire Global, Inc.(a)(b)	3,429	58,807
SS&C Technologies Holdings, Inc.	14,406	1,166,166
TransUnion	12,902	1,280,524
TriNet Group, Inc.	2,005	187,247
TrueBlue, Inc.(a)	1,967	16,031
TTEC Holdings, Inc.	1,040	3,931
Upwork, Inc.(a)	7,682	121,068
Verisk Analytics, Inc.	9,467	2,721,195
Verra Mobility Corp.(a)	10,289	271,527
Security	Shares	Value
Professional Services (continued)
Willdan Group, Inc.(a)	1,378	$ 48,705
WNS Holdings Ltd.(a)	3,098	189,753
		34,784,878
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	22,862
CBRE Group, Inc., Class A(a)	20,524	2,970,644
Compass, Inc., Class A(a)	25,910	187,847
CoStar Group, Inc.(a)	27,392	2,098,227
Cushman & Wakefield PLC(a)	10,268	141,596
eXp World Holdings, Inc.	6,844	77,885
Forestar Group, Inc.(a)	1,192	28,441
FRP Holdings, Inc.(a)	372	11,361
Howard Hughes Holdings, Inc.(a)	2,191	167,327
Jones Lang LaSalle, Inc.(a)	3,141	888,275
Kennedy-Wilson Holdings, Inc.	8,538	77,269
Marcus & Millichap, Inc.	1,555	59,339
Newmark Group, Inc., Class A	9,252	130,731
Opendoor Technologies, Inc.(a)	37,665	51,978
RE/MAX Holdings, Inc., Class A(a)	632	6,307
Real Brokerage, Inc.(a)	8,923	45,686
Redfin Corp.(a)(b)	8,534	68,272
RMR Group, Inc., Class A	541	10,100
Seaport Entertainment Group, Inc.(a)	550	14,635
St. Joe Co.	2,076	99,856
Star Holdings(a)	701	6,232
Stratus Properties, Inc.(a)	955	18,422
Tejon Ranch Co.(a)(b)	507	8,223
Zillow Group, Inc., Class A(a)	3,560	281,952
Zillow Group, Inc., Class C(a)(b)	10,132	833,053
		8,306,520
Residential REITs — 0.3%
American Homes 4 Rent, Class A	22,229	769,790
Apartment Investment and Management Co., Class A	8,722	78,847
AvalonBay Communities, Inc.	9,195	2,036,784
BRT Apartments Corp.	1,270	21,768
Camden Property Trust	6,867	780,847
Centerspace	916	55,647
Clipper Realty, Inc.	393	1,603
Elme Communities	5,837	89,073
Equity LifeStyle Properties, Inc.	12,732	833,309
Equity Residential	24,643	1,740,535
Essex Property Trust, Inc.	4,289	1,220,521
Independence Realty Trust, Inc.	14,480	278,161
Invitation Homes, Inc.	40,899	1,274,004
Mid-America Apartment Communities, Inc.	7,780	1,187,072
NexPoint Residential Trust, Inc.	1,405	55,469
Sun Communities, Inc.	8,175	1,034,138
UDR, Inc.	21,631	902,878
UMH Properties, Inc.	3,850	69,262
Veris Residential, Inc.	4,759	75,858
		12,505,566
Retail REITs — 0.3%
Acadia Realty Trust	9,600	221,184
Agree Realty Corp.	7,136	517,860
Alexander’s, Inc.	94	17,855
Brixmor Property Group, Inc.	20,308	529,226
CBL & Associates Properties, Inc.	1,773	54,272
Curbline Properties Corp.	6,406	156,755
Federal Realty Investment Trust	5,622	610,718
Getty Realty Corp.	7,154	221,846

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
InvenTrust Properties Corp.	5,089	$ 151,347
Kimco Realty Corp.	43,774	982,726
Kite Realty Group Trust	13,877	321,253
Macerich Co.	17,207	357,561
NETSTREIT Corp.	4,355	63,060
NNN REIT, Inc.	12,807	504,468
Phillips Edison & Co., Inc.	7,705	279,923
Realty Income Corp.	57,215	3,126,228
Regency Centers Corp.	12,236	879,034
Retail Opportunity Investments Corp.	7,052	123,198
Saul Centers, Inc.	796	29,070
Simon Property Group, Inc.	21,682	3,769,632
SITE Centers Corp.	3,203	47,981
Tanger, Inc.	7,151	234,696
Urban Edge Properties	13,601	276,644
Whitestone REIT	2,512	33,661
		13,510,198
Semiconductors & Semiconductor Equipment — 9.2%
ACM Research, Inc., Class A(a)	2,933	60,273
Advanced Micro Devices, Inc.(a)	107,504	12,465,089
Aehr Test Systems(a)(b)	1,691	19,159
Allegro MicroSystems, Inc.(a)	8,666	208,764
Alpha & Omega Semiconductor Ltd.(a)	1,720	66,082
Ambarella, Inc.(a)	2,259	173,311
Amkor Technology, Inc.	7,508	184,772
Analog Devices, Inc.	33,017	6,995,972
Applied Materials, Inc.	55,582	10,024,214
Astera Labs, Inc.(a)	7,281	738,439
Axcelis Technologies, Inc.(a)(b)	1,979	134,572
Broadcom, Inc.	303,989	67,263,646
CEVA, Inc.(a)	1,470	47,349
Cirrus Logic, Inc.(a)	3,540	355,558
Cohu, Inc.(a)	3,237	74,160
Credo Technology Group Holding Ltd.(a)	9,558	669,251
Diodes, Inc.(a)(b)	2,733	161,192
Enphase Energy, Inc.(a)(b)	8,750	544,950
Entegris, Inc.	9,901	1,005,348
First Solar, Inc.(a)	7,154	1,198,438
FormFactor, Inc.(a)	4,805	192,440
GLOBALFOUNDRIES, Inc.(a)(b)	6,396	265,242
Ichor Holdings Ltd.(a)	2,288	62,828
Impinj, Inc.(a)	1,444	183,229
indie Semiconductor, Inc., Class A(a)(b)	9,909	40,627
Intel Corp.	286,100	5,558,923
KLA Corp.	8,982	6,630,872
Kulicke & Soffa Industries, Inc.	3,436	152,387
Lam Research Corp.	85,853	6,958,386
Lattice Semiconductor Corp.(a)	9,208	525,040
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	471,207
Marvell Technology, Inc.	57,448	6,483,581
MaxLinear, Inc.(a)	4,731	84,496
Microchip Technology, Inc.	35,471	1,926,075
Micron Technology, Inc.	73,510	6,707,052
MKS Instruments, Inc.	4,298	486,877
Monolithic Power Systems, Inc.	3,130	1,994,968
Navitas Semiconductor Corp.(a)(b)	6,957	21,080
NVE Corp.	349	25,009
NVIDIA Corp.	1,564,373	187,834,266
ON Semiconductor Corp.(a)(b)	28,674	1,500,797
Onto Innovation, Inc.(a)	3,247	664,856
PDF Solutions, Inc.(a)	1,754	48,866
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Penguin Solutions, Inc.(a)	3,469	$ 70,351
Photronics, Inc.(a)	3,827	87,983
Power Integrations, Inc.	4,332	269,970
Qorvo, Inc.(a)	6,686	554,804
QUALCOMM, Inc.	74,583	12,897,638
Rambus, Inc.(a)	7,321	451,120
Rigetti Computing, Inc.(a)(b)	10,722	141,209
Semtech Corp.(a)(b)	5,077	339,956
Silicon Laboratories, Inc.(a)	2,008	272,265
SiTime Corp.(a)	1,330	271,586
SkyWater Technology, Inc.(a)(b)	811	8,378
Skyworks Solutions, Inc.	10,864	964,289
Synaptics, Inc.(a)	2,754	233,815
Teradyne, Inc.	10,589	1,226,100
Texas Instruments, Inc.	60,889	11,240,718
Ultra Clean Holdings, Inc.(a)	2,740	101,024
Universal Display Corp.	3,070	460,254
Veeco Instruments, Inc.(a)	4,264	108,220
Wolfspeed, Inc.(a)(b)	8,227	50,432
		360,959,755
Software — 10.0%
8x8, Inc.(a)	6,460	18,088
A10 Networks, Inc.	4,857	95,246
ACI Worldwide, Inc.(a)	6,881	368,478
Adeia, Inc.	7,863	101,040
Adobe, Inc.(a)	29,630	12,961,643
Agilysys, Inc.(a)(b)	1,390	125,406
Alarm.com Holdings, Inc.(a)	2,898	175,822
Alkami Technology, Inc.(a)	3,958	137,699
Altair Engineering, Inc., Class A(a)	3,665	404,433
Amplitude, Inc., Class A(a)	3,549	43,227
ANSYS, Inc.(a)	5,835	2,045,168
Appfolio, Inc., Class A(a)	1,549	362,327
Appian Corp., Class A(a)	2,774	97,340
AppLovin Corp., Class A(a)	17,561	6,490,370
Asana, Inc., Class A(a)(b)	4,988	106,444
Aspen Technology, Inc.(a)	1,731	456,205
Atlassian Corp., Class A(a)	10,714	3,286,841
Aurora Innovation, Inc., Class A(a)(b)	62,426	424,497
Autodesk, Inc.(a)	14,215	4,425,698
AvePoint, Inc., Class A(a)(b)	8,422	158,165
Bentley Systems, Inc., Class B	9,702	451,628
Bill Holdings, Inc.(a)	6,567	635,489
Bit Digital, Inc.(a)(b)	7,119	22,425
Blackbaud, Inc.(a)	2,852	220,032
Blackline, Inc.(a)	3,699	236,181
Blend Labs, Inc., Class A(a)	18,420	70,917
Box, Inc., Class A(a)	9,468	316,137
Braze, Inc., Class A(a)(b)	4,951	227,647
C3.ai, Inc., Class A(a)(b)	7,563	237,100
Cadence Design Systems, Inc.(a)	18,145	5,400,315
CCC Intelligent Solutions Holdings, Inc.(a)	30,508	338,944
Cerence, Inc.(a)	2,169	27,026
Cipher Mining, Inc.(a)(b)	11,647	66,737
Cleanspark, Inc.(a)(b)	17,985	187,763
Clear Secure, Inc., Class A	6,357	150,470
Clearwater Analytics Holdings, Inc., Class A(a)	12,244	344,791
CommVault Systems, Inc.(a)	2,946	469,180
Confluent, Inc., Class A(a)	16,926	502,364
Consensus Cloud Solutions, Inc.(a)	1,250	35,400
Core Scientific, Inc.(a)(b)	11,580	142,087
Crowdstrike Holdings, Inc., Class A(a)	15,314	6,096,044
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
CS Disco, Inc.(a)	1,888	$ 9,516
Daily Journal Corp.(a)	60	24,606
Datadog, Inc., Class A(a)	20,109	2,869,755
Digimarc Corp.(a)(b)	1,006	36,890
Digital Turbine, Inc.(a)	5,723	14,994
DocuSign, Inc.(a)	13,566	1,312,239
Dolby Laboratories, Inc., Class A	3,795	317,755
Domo, Inc., Class B(a)	1,416	11,994
DoubleVerify Holdings, Inc.(a)	10,846	223,536
Dropbox, Inc., Class A(a)	15,395	494,949
D-Wave Quantum, Inc.(a)(b)	7,662	45,512
Dynatrace, Inc.(a)	19,567	1,129,994
E2open Parent Holdings, Inc.(a)(b)	12,000	31,560
eGain Corp.(a)(b)	724	4,416
Elastic NV(a)	5,889	662,984
Enfusion, Inc., Class A(a)	1,551	17,309
EverCommerce, Inc.(a)	1,361	13,801
Fair Isaac Corp.(a)	1,561	2,924,627
Five9, Inc.(a)(b)	4,935	202,286
Fortinet, Inc.(a)	42,324	4,269,645
Freshworks, Inc., Class A(a)	13,713	255,062
Gen Digital, Inc.	35,572	957,243
Gitlab, Inc., Class A(a)(b)	8,392	610,602
Guidewire Software, Inc.(a)	5,434	1,148,041
HashiCorp, Inc., Class A(a)	9,676	330,919
HubSpot, Inc.(a)	3,283	2,559,197
Hut 8 Corp.(a)(b)	5,495	119,187
Informatica, Inc., Class A(a)(b)	6,189	158,934
Intapp, Inc.(a)	3,250	231,693
InterDigital, Inc.	1,792	327,900
Intuit, Inc.	18,231	10,966,129
Jamf Holding Corp.(a)	7,462	112,751
Life360, Inc.(a)	902	41,239
LiveRamp Holdings, Inc.(a)	3,784	128,656
Logility Supply Chain Solutions, Inc., Class A	1,416	19,994
Manhattan Associates, Inc.(a)	4,034	841,452
MARA Holdings, Inc.(a)	19,160	351,394
Matterport, Inc.(a)	14,473	75,404
Meridianlink, Inc.(a)	3,113	59,925
Microsoft Corp.	497,322	206,418,469
MicroStrategy, Inc., Class A(a)(b)	11,042	3,696,751
Mitek Systems, Inc.(a)	2,481	25,306
N-able, Inc.(a)	4,241	41,095
nCino, Inc.(a)(b)	5,607	190,694
NCR Voyix Corp.(a)	10,611	130,409
NextNav, Inc.(a)(b)	5,887	73,175
Nutanix, Inc., Class A(a)	16,791	1,154,633
Olo, Inc., Class A(a)	5,920	43,690
ON24, Inc.(a)	1,991	13,718
OneSpan, Inc.	2,737	52,660
Ooma, Inc.(a)	719	10,332
Oracle Corp.	104,838	17,828,750
Pagaya Technologies Ltd., Class A(a)(b)	3,119	28,944
PagerDuty, Inc.(a)	5,772	106,897
Palantir Technologies, Inc., Class A(a)	134,199	11,070,076
Palo Alto Networks, Inc.(a)	43,132	7,954,403
Pegasystems, Inc.(b)	2,883	312,200
Porch Group, Inc.(a)	8,650	38,493
Procore Technologies, Inc.(a)	7,336	583,652
Progress Software Corp.	2,817	161,499
PROS Holdings, Inc.(a)	3,022	71,380
PTC, Inc.(a)	7,992	1,546,292
Security	Shares	Value
Software (continued)
Q2 Holdings, Inc.(a)	3,948	$ 375,731
Qualys, Inc.(a)	2,390	333,190
Rapid7, Inc.(a)	4,301	165,675
Red Violet, Inc.	1,105	40,222
Rimini Street, Inc.(a)	3,501	10,083
RingCentral, Inc., Class A(a)	5,642	196,454
Riot Platforms, Inc.(a)(b)	17,715	210,454
Roper Technologies, Inc.	7,041	4,053,152
Salesforce, Inc.	61,701	21,083,232
Sapiens International Corp. NV	2,240	61,286
SEMrush Holdings, Inc., Class A(a)	3,049	53,175
SentinelOne, Inc., Class A(a)	18,460	442,117
ServiceNow, Inc.(a)	13,680	13,931,438
SolarWinds Corp.	6,182	91,988
SoundHound AI, Inc., Class A(a)(b)	20,415	288,872
SoundThinking, Inc.(a)	707	9,438
Sprinklr, Inc., Class A(a)	8,010	71,369
Sprout Social, Inc., Class A(a)	2,948	96,311
SPS Commerce, Inc.(a)	2,494	460,592
Synopsys, Inc.(a)	10,143	5,329,944
Telos Corp.(a)	10,336	32,145
Tenable Holdings, Inc.(a)	8,614	371,177
Teradata Corp.(a)	6,137	195,832
Terawulf, Inc.(a)(b)	18,134	86,499
Tyler Technologies, Inc.(a)	2,860	1,720,690
UiPath, Inc., Class A(a)	30,263	430,340
Unity Software, Inc.(a)	20,882	463,580
Varonis Systems, Inc.(a)	7,148	324,233
Verint Systems, Inc.(a)(b)	4,508	114,413
Vertex, Inc., Class A(a)(b)	3,435	198,371
Viant Technology, Inc., Class A(a)(b)	883	19,541
Weave Communications, Inc.(a)	1,600	26,112
Workday, Inc., Class A(a)	14,236	3,730,686
Workiva, Inc.(a)	3,224	316,661
Xperi, Inc.(a)	2,213	19,961
Yext, Inc.(a)	5,854	38,519
Zeta Global Holdings Corp., Class A(a)	11,604	212,933
Zoom Communications, Inc.(a)	17,508	1,522,146
Zscaler, Inc.(a)	6,326	1,281,584
Zuora, Inc., Class A(a)	9,293	92,744
		392,433,312
Specialized REITs — 0.9%
American Tower Corp.	31,240	5,777,838
Crown Castle, Inc.	28,886	2,578,942
CubeSmart	14,934	622,748
Digital Realty Trust, Inc.	22,204	3,638,347
EPR Properties	5,848	269,593
Equinix, Inc.	6,422	5,867,525
Extra Space Storage, Inc.	13,916	2,143,064
Farmland Partners, Inc.	2,041	23,818
Four Corners Property Trust, Inc.	9,299	255,072
Gaming & Leisure Properties, Inc.	17,417	842,809
Gladstone Land Corp.	2,385	25,901
Iron Mountain, Inc.	19,353	1,965,684
Lamar Advertising Co., Class A	5,872	742,338
National Storage Affiliates Trust	4,998	185,676
Outfront Media, Inc.	8,862	163,061
PotlatchDeltic Corp.	4,938	220,877
Public Storage	10,446	3,117,922
Rayonier, Inc.	9,729	254,316
Safehold, Inc.	5,180	83,968
SBA Communications Corp.	7,184	1,419,271

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Uniti Group, Inc.	14,285	$ 77,853
VICI Properties, Inc.	69,294	2,062,882
Weyerhaeuser Co.	49,087	1,503,044
		33,842,549
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	10,278
Abercrombie & Fitch Co., Class A(a)	3,438	410,428
Academy Sports & Outdoors, Inc.(b)	4,486	234,663
Advance Auto Parts, Inc.	3,773	182,991
American Eagle Outfitters, Inc.	11,875	191,663
America’s Car-Mart, Inc.(a)	281	13,682
Arhaus, Inc.	3,604	44,257
Arko Corp., Class A	6,136	43,382
Asbury Automotive Group, Inc.(a)	1,245	369,367
AutoNation, Inc.(a)	1,565	295,081
AutoZone, Inc.(a)	1,130	3,785,737
BARK, Inc.(a)(b)	12,225	22,861
Bath & Body Works, Inc.	14,692	552,566
Best Buy Co., Inc.	14,541	1,248,490
Beyond, Inc.(a)(b)	2,560	21,222
Boot Barn Holdings, Inc.(a)	1,850	297,572
Buckle, Inc.	1,687	80,318
Build-A-Bear Workshop, Inc.	1,239	52,459
Burlington Stores, Inc.(a)	4,197	1,191,654
Caleres, Inc.	2,081	38,145
Camping World Holdings, Inc., Class A	5,362	123,809
CarMax, Inc.(a)	10,339	885,432
Carvana Co., Class A(a)	7,326	1,813,038
Designer Brands, Inc., Class A	3,326	16,730
Destination XL Group, Inc.(a)(b)	6,269	17,052
Dick’s Sporting Goods, Inc.	3,830	919,391
EVgo, Inc.(a)(b)	14,256	49,468
Five Below, Inc.(a)	3,521	330,199
Floor & Decor Holdings, Inc., Class A(a)	7,043	705,004
Foot Locker, Inc.(a)	6,615	132,631
GameStop Corp., Class A(a)	26,440	711,236
Gap, Inc.	13,320	320,612
Genesco, Inc.(a)(b)	1,043	43,441
Group 1 Automotive, Inc.	843	384,821
GrowGeneration Corp.(a)(b)	2,856	3,998
Haverty Furniture Cos., Inc.	1,048	23,507
Home Depot, Inc.	66,237	27,288,319
Lands’ End, Inc.(a)	889	11,068
Leslie’s, Inc.(a)	12,789	25,834
Lithia Motors, Inc.	1,802	677,732
Lowe’s Cos., Inc.	38,166	9,924,687
MarineMax, Inc.(a)(b)	887	26,929
Monro, Inc.	2,222	43,640
Murphy USA, Inc.	1,233	620,088
National Vision Holdings, Inc.(a)	5,351	61,001
ODP Corp.(a)	2,145	48,477
OneWater Marine, Inc., Class A(a)(b)	684	12,360
O’Reilly Automotive, Inc.(a)	3,872	5,011,994
Penske Automotive Group, Inc.	1,283	212,503
Petco Health & Wellness Co., Inc.(a)	5,201	17,787
RealReal, Inc.(a)	6,755	64,443
Revolve Group, Inc.(a)(b)	2,911	91,929
RH(a)	990	414,919
Ross Stores, Inc.	21,947	3,304,340
Sally Beauty Holdings, Inc.(a)	7,155	77,775
Shoe Carnival, Inc.	744	20,133
Security	Shares	Value
Specialty Retail (continued)
Signet Jewelers Ltd.	2,786	$ 165,015
Sleep Number Corp.(a)(b)	1,237	22,118
Sonic Automotive, Inc., Class A	786	58,361
Stitch Fix, Inc., Class A(a)	5,133	24,176
ThredUp, Inc., Class A(a)	9,059	19,839
Tilly’s, Inc., Class A(a)	598	2,589
TJX Cos., Inc.	75,337	9,401,304
Tractor Supply Co.	35,435	1,926,247
Ulta Beauty, Inc.(a)	3,145	1,296,212
Upbound Group, Inc.	3,756	110,201
Urban Outfitters, Inc.(a)	4,306	238,639
Valvoline, Inc.(a)	9,171	340,336
Victoria’s Secret & Co.(a)	5,589	203,216
Warby Parker, Inc., Class A(a)	5,414	150,022
Wayfair, Inc., Class A(a)(b)	6,753	326,643
Williams-Sonoma, Inc.	8,364	1,767,899
Winmark Corp.	223	86,879
Zumiez, Inc.(a)	980	15,641
		79,678,480
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	957,200	225,899,200
CompoSecure, Inc., Class A	2,890	46,067
Corsair Gaming, Inc.(a)(b)	2,367	21,682
Dell Technologies, Inc., Class C	18,123	1,877,543
Diebold Nixdorf, Inc.(a)	1,969	85,238
Eastman Kodak Co.(a)(b)	6,701	49,520
Hewlett Packard Enterprise Co.	87,729	1,858,977
HP, Inc.	63,585	2,066,512
Immersion Corp.	1,222	10,228
IonQ, Inc.(a)(b)	13,623	537,972
NetApp, Inc.	13,964	1,705,004
Pure Storage, Inc., Class A(a)	20,316	1,377,222
Super Micro Computer, Inc.(a)(b)	32,661	931,492
Turtle Beach Corp.(a)	776	13,774
Western Digital Corp.(a)	23,430	1,525,996
Xerox Holdings Corp.	8,090	69,089
		238,075,516
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)(b)	3,435	109,817
Birkenstock Holding PLC(a)(b)	2,799	165,533
Capri Holdings Ltd.(a)	7,359	182,356
Carter’s, Inc.	2,358	127,143
Columbia Sportswear Co.	2,057	181,633
Crocs, Inc.(a)	3,987	406,953
Deckers Outdoor Corp.(a)	10,074	1,786,725
Figs, Inc., Class A(a)(b)	8,730	49,674
G-III Apparel Group Ltd.(a)	2,509	78,331
Hanesbrands, Inc.(a)	26,900	218,428
Kontoor Brands, Inc.	3,741	343,611
Lululemon Athletica, Inc.(a)	7,902	3,273,008
Movado Group, Inc.	1,241	23,728
NIKE, Inc., Class B	78,888	6,066,487
Oxford Industries, Inc.	1,115	93,504
PVH Corp.	3,815	341,824
Ralph Lauren Corp.	2,572	642,228
Rocky Brands, Inc.	309	7,737
Skechers USA, Inc., Class A(a)	8,886	669,471
Steven Madden Ltd.	4,857	199,380
Superior Group of Cos., Inc.	2,443	36,865
Tapestry, Inc.	15,538	1,133,342
Under Armour, Inc., Class A(a)(b)	11,440	95,524
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(a)	12,665	$ 95,368
VF Corp.	24,444	634,811
Wolverine World Wide, Inc.	6,004	134,069
		17,097,550
Tobacco — 0.5%
Altria Group, Inc.	113,556	5,931,030
Philip Morris International, Inc.	103,746	13,507,729
Turning Point Brands, Inc.	1,352	86,177
Universal Corp.	1,429	75,908
		19,600,844
Trading Companies & Distributors — 0.5%
Air Lease Corp.	6,821	315,130
Alta Equipment Group, Inc.	2,017	14,724
Applied Industrial Technologies, Inc.	2,577	670,097
Beacon Roofing Supply, Inc.(a)	3,952	467,680
BlueLinx Holdings, Inc.(a)	421	45,375
Boise Cascade Co.	2,660	335,586
Core & Main, Inc., Class A(a)	12,684	715,885
Custom Truck One Source, Inc.(a)(b)	2,724	13,865
Distribution Solutions Group, Inc.(a)(b)	564	18,189
DNOW, Inc.(a)	6,770	100,738
DXP Enterprises, Inc.(a)	1,165	118,003
Fastenal Co.	38,762	2,838,929
Ferguson Enterprises, Inc.	13,455	2,436,970
FTAI Aviation Ltd.	6,614	664,905
GATX Corp.	2,427	401,596
Global Industrial Co.	1,009	24,932
GMS, Inc.(a)	2,574	217,091
H&E Equipment Services, Inc.	2,282	202,391
Herc Holdings, Inc.	1,937	395,071
Hudson Technologies, Inc.(a)	2,482	14,396
McGrath RentCorp	1,530	187,685
MRC Global, Inc.(a)	6,858	100,675
MSC Industrial Direct Co., Inc., Class A	3,328	267,604
Rush Enterprises, Inc., Class A	4,246	257,944
Rush Enterprises, Inc., Class B	598	34,277
SiteOne Landscape Supply, Inc.(a)	3,012	428,608
Titan Machinery, Inc.(a)	1,169	21,884
Transcat, Inc.(a)	682	52,528
United Rentals, Inc.	4,413	3,345,319
Watsco, Inc.	2,282	1,092,142
WESCO International, Inc.	2,947	545,195
Willis Lease Finance Corp.	295	57,206
WW Grainger, Inc.	2,880	3,060,490
Xometry, Inc., Class A(a)	2,323	77,147
		19,540,257
Water Utilities — 0.1%
American States Water Co.	2,476	184,462
American Water Works Co., Inc.	12,928	1,611,346
California Water Service Group	6,087	275,680
Consolidated Water Co. Ltd.	1,168	30,578
Essential Utilities, Inc.	16,955	601,563
Global Water Resources, Inc.	881	10,132
Middlesex Water Co.	1,348	68,263
Pure Cycle Corp.(a)	1,623	19,070
SJW Group	3,537	177,664
York Water Co.	673	20,816
		2,999,574
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	3,467	$ 29,261
Spok Holdings, Inc.	1,840	29,587
Telephone and Data Systems, Inc.	6,742	238,330
T-Mobile U.S., Inc.	31,735	7,393,303
		7,690,481
Total Common Stocks — 99.2% (Cost: $2,028,141,558)		3,900,254,961
Investment Companies
Equity Funds — 0.6%
iShares Russell 3000 ETF(c)	69,296	23,870,393
Total Investment Companies — 0.6% (Cost: $21,692,874)		23,870,393
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(d)	3,836	3,222
Contra Aduro Biotech I, CVR(d)	400	188
Inhibrx, Inc., CVR(d)	2,243	2,512
		6,198
Total Rights — 0.0% (Cost: $3,230)		6,198
Total Long-Term Investments — 99.8% (Cost: $2,049,837,662)		3,924,131,552
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(g)(h)	44,665,639	44,687,972
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(g)	2,924,249	2,924,249
Total Short-Term Securities — 1.2% (Cost: $47,612,774)		47,612,221
Total Investments — 101.0% (Cost: $2,097,450,436)		3,971,743,773
Liabilities in Excess of Other Assets — (1.0)%		(41,257,198)
Net Assets — 100.0%		$ 3,930,486,575

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	When-issued security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,499, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,555,011	$ 2,131,909 (a)	$ —	$ 4,992	$ (3,940)	$ 44,687,972	44,665,639	$ 139,566 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,163,410	—	(23,239,161)(a)	—	—	2,924,249	2,924,249	444,870	—
BlackRock, Inc.	8,474,879	—	221,455	—	1,940,361	10,636,695	9,890	99,338	—
iShares Russell 3000 ETF	14,946,598	72,155,573	(65,739,839)	320,254	2,187,807	23,870,393	69,296	167,186	—
				$ 325,246	$ 4,124,228	$ 82,119,309		$ 850,960	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	4	03/21/25	$ 459	$ 9,146
S&P 500 E-Mini Index	15	03/21/25	4,550	101,938
				$ 111,084
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 111,084	$ —	$ —	$ —	$ 111,084

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 289,463	$ —	$ —	$ —	$ 289,463
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 94,214	$ —	$ —	$ —	$ 94,214
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,046,926
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 73,541,686	$ —	$ —	$ 73,541,686
Air Freight & Logistics	12,123,329	—	—	12,123,329
Automobile Components	4,346,377	—	—	4,346,377
Automobiles	82,917,088	—	—	82,917,088
Banks	156,141,724	—	—	156,141,724
Beverages	39,662,348	—	—	39,662,348
Biotechnology	80,825,317	—	—	80,825,317
Broadline Retail	154,627,443	—	—	154,627,443
Building Products	26,247,810	—	—	26,247,810
Capital Markets	135,470,416	—	—	135,470,416
Chemicals	51,658,514	—	—	51,658,514
Commercial Services & Supplies	25,808,939	—	—	25,808,939
Communications Equipment	33,661,505	—	—	33,661,505
Construction & Engineering	11,813,389	—	—	11,813,389
Construction Materials	10,563,765	—	—	10,563,765
Consumer Finance	26,895,183	—	—	26,895,183
Consumer Staples Distribution & Retail	76,356,602	—	—	76,356,602
Containers & Packaging	11,929,984	—	—	11,929,984
Distributors	2,720,470	—	—	2,720,470
Diversified Consumer Services	5,305,161	—	—	5,305,161
Diversified REITs	1,837,934	—	—	1,837,934
Diversified Telecommunication Services	24,586,364	—	—	24,586,364
Electric Utilities	53,400,851	—	—	53,400,851
Electrical Equipment	34,980,877	—	—	34,980,877
Electronic Equipment, Instruments & Components	26,640,526	—	—	26,640,526
Energy Equipment & Services	13,760,425	—	—	13,760,425
Entertainment	61,588,592	—	—	61,588,592
Financial Services	165,617,815	—	—	165,617,815
Food Products	23,992,633	—	—	23,992,633
Gas Utilities	4,388,619	—	—	4,388,619
Ground Transportation	35,717,673	—	—	35,717,673
Health Care Equipment & Supplies	91,408,369	—	—	91,408,369
Health Care Providers & Services	82,276,280	—	—	82,276,280
Health Care REITs	12,006,016	—	—	12,006,016
Health Care Technology	3,511,439	—	—	3,511,439
Hotel & Resort REITs	2,428,015	—	—	2,428,015
Hotels, Restaurants & Leisure	83,518,909	—	—	83,518,909
Household Durables	17,772,453	92,484	—	17,864,937
Household Products	37,623,291	—	—	37,623,291
Independent Power and Renewable Electricity Producers	5,101,472	—	—	5,101,472
Industrial Conglomerates	15,360,262	—	—	15,360,262
Industrial REITs	10,742,207	—	—	10,742,207
Insurance	85,546,386	—	—	85,546,386
Interactive Media & Services	251,733,808	—	—	251,733,808
IT Services	55,993,060	—	—	55,993,060
Leisure Products	2,253,470	—	—	2,253,470

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 44,204,084	$ —	$ —	$ 44,204,084
Machinery	73,335,342	—	—	73,335,342
Marine Transportation	909,213	—	—	909,213
Media	22,088,029	—	—	22,088,029
Metals & Mining	16,990,839	—	—	16,990,839
Mortgage Real Estate Investment Trusts (REITs)	3,676,642	—	—	3,676,642
Multi-Utilities	21,671,990	—	—	21,671,990
Office REITs	3,333,537	—	—	3,333,537
Oil, Gas & Consumable Fuels	116,363,589	—	—	116,363,589
Paper & Forest Products	708,982	—	—	708,982
Passenger Airlines	8,654,056	—	—	8,654,056
Personal Care Products	5,710,337	—	—	5,710,337
Pharmaceuticals	115,084,062	1,499	—	115,085,561
Professional Services	34,784,878	—	—	34,784,878
Real Estate Management & Development	8,306,520	—	—	8,306,520
Residential REITs	12,505,566	—	—	12,505,566
Retail REITs	13,510,198	—	—	13,510,198
Semiconductors & Semiconductor Equipment	360,959,755	—	—	360,959,755
Software	392,433,312	—	—	392,433,312
Specialized REITs	33,842,549	—	—	33,842,549
Specialty Retail	79,678,480	—	—	79,678,480
Technology Hardware, Storage & Peripherals	238,075,516	—	—	238,075,516
Textiles, Apparel & Luxury Goods	17,097,550	—	—	17,097,550
Tobacco	19,600,844	—	—	19,600,844
Trading Companies & Distributors	19,540,257	—	—	19,540,257
Water Utilities	2,999,574	—	—	2,999,574
Wireless Telecommunication Services	7,690,481	—	—	7,690,481
Investment Companies	23,870,393	—	—	23,870,393
Rights	—	276	5,922	6,198
Short-Term Securities
Money Market Funds	47,612,221	—	—	47,612,221
	$3,971,643,592	$94,259	$5,922	$3,971,743,773
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 111,084	$ —	$ —	$ 111,084

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,089,894,323	$ 840,626,063	$ 3,889,624,464
Investments, at value — affiliated(c)	71,601,897	67,977,814	82,119,309
Cash	51,255	26,870	14,934
Cash pledged for futures contracts	323,000	192,000	260,000
Receivables:
Investments sold	10,122,359	11,099,947	1,341,961
Securities lending income — affiliated	13,806	28,224	16,380
Capital shares sold	2,782,131	1,269,638	2,287,342
Dividends — unaffiliated	848,723	175,534	2,085,376
Dividends — affiliated	40,391	14,348	34,652
Prepaid expenses	59,038	34,978	51,364
Total assets	2,175,736,923	921,445,416	3,977,835,782
LIABILITIES
Collateral on securities loaned	51,530,145	58,230,361	44,673,657
Payables:
Investments purchased	2,611,703	11,574,616	750,513
Accounting services fees	4,550	4,550	4,550
Capital shares redeemed	11,796,326	514,992	1,565,541
Custodian fees	17,974	20,729	27,219
Investment advisory fees	34,371	20,719	32,208
Trustees’ and Officer’s fees	3,371	2,292	2,933
Other accrued expenses	17,302	24,841	25,774
Professional fees	59,190	54,630	59,423
Service fees	36,038	22,281	60,658
Transfer agent fees	133,146	54,548	118,549
Variation margin on futures contracts	43,252	28,292	28,182
Total liabilities	66,287,368	70,552,851	47,349,207
Commitments and contingent liabilities
NET ASSETS	$ 2,109,449,555	$ 850,892,565	$ 3,930,486,575
NET ASSETS CONSIST OF
Paid-in capital	$ 1,339,196,400	$ 689,777,466	$ 2,108,298,761
Accumulated earnings	770,253,155	161,115,099	1,822,187,814
NET ASSETS	$ 2,109,449,555	$ 850,892,565	$ 3,930,486,575
(a) Investments, at cost—unaffiliated	$1,295,738,868	$667,137,349	$2,022,800,376
(b) Securities loaned, at value	$50,119,155	$56,464,390	$43,268,988
(c) Investments, at cost—affiliated	$71,417,945	$67,687,900	$74,650,060

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 196,215,832	$ 167,851,599	$ 180,120,497
Shares outstanding	12,700,723	9,637,160	6,505,603
Net asset value	$ 15.45	$ 17.42	$ 27.69
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Investor A
Net assets	$ 175,815,786	$ 105,539,660	$ 290,248,517
Shares outstanding	11,433,571	6,071,400	10,500,223
Net asset value	$ 15.38	$ 17.38	$ 27.64
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Class K
Net assets	$ 1,737,417,937	$ 577,501,306	$ 3,460,117,561
Shares outstanding	112,183,059	33,157,362	124,977,671
Net asset value	$ 15.49	$ 17.42	$ 27.69
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$16,685,098	$5,304,889	$24,747,257
Dividends — affiliated	346,689	116,925	711,394
Interest — unaffiliated	15,725	5,240	26,208
Securities lending income — affiliated — net	144,513	182,011	139,566
Other income — unaffiliated	8,021	—	3,158
Foreign taxes withheld	(6,907)	(7,764)	(5,768)
Total investment income	17,193,139	5,601,301	25,621,815
EXPENSES
Service — class specific	218,621	132,048	357,987
Investment advisory	206,507	105,662	188,900
Transfer agent — class specific	183,111	97,198	161,332
Registration	33,637	31,169	35,297
Professional	32,716	38,730	36,905
Custodian	25,556	18,752	38,430
Printing and postage	20,516	19,044	19,780
Trustees and Officer	12,376	6,377	18,578
Accounting services	4,550	4,550	4,550
Miscellaneous	14,057	16,663	24,271
Total expenses excluding interest expense	751,647	470,193	886,030
Interest expense — unaffiliated	7,603	539	4,665
Total expenses	759,250	470,732	890,695
Less:
Fees waived and/or reimbursed by the Manager	(4,821)	(11,994)	(7,778)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(20,144)	(8,610)
Total expenses after fees waived and/or reimbursed	754,429	438,594	874,307
Net investment income	16,438,710	5,162,707	24,747,508
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,929,419	(454,338)	57,245
Investments — affiliated	1,511,407	1,078,783	325,246
Futures contracts	649,609	379,772	289,463
	4,090,435	1,004,217	671,954
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	161,030,324	28,234,514	339,985,205
Investments — affiliated	(461,398)	(358,323)	4,124,228
Futures contracts	(131,409)	26,495	94,214
	160,437,517	27,902,686	344,203,647
Net realized and unrealized gain	164,527,952	28,906,903	344,875,601
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,966,662	$34,069,610	$369,623,109
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,438,710	$28,259,403	$5,162,707	$7,639,694
Net realized gain	4,090,435	98,914,797	1,004,217	13,876,830
Net change in unrealized appreciation (depreciation)	160,437,517	115,876,146	27,902,686	52,132,928
Net increase in net assets resulting from operations	180,966,662	243,050,346	34,069,610	73,649,452
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,460,762)	(6,241,966)	(2,642,540)	(2,132,677)
Investor A	(9,430,301)	(4,204,302)	(1,555,934)	(1,087,710)
Class K	(93,451,002)	(44,827,668)	(8,232,255)	(4,566,506)
Decrease in net assets resulting from distributions to shareholders	(113,342,065)	(55,273,936)	(12,430,729)	(7,786,893)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	45,493,004	89,605,599	229,430,514	(7,608,941)
NET ASSETS
Total increase in net assets	113,117,601	277,382,009	251,069,395	58,253,618
Beginning of period	1,996,331,954	1,718,949,945	599,823,170	541,569,552
End of period	$2,109,449,555	$1,996,331,954	$850,892,565	$599,823,170

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,747,508	$43,296,124
Net realized gain	671,954	6,403,911
Net change in unrealized appreciation (depreciation)	344,203,647	547,316,004
Net increase in net assets resulting from operations	369,623,109	597,016,039
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,215,901)	(1,781,258)
Investor A	(1,720,967)	(2,536,272)
Class K	(24,404,830)	(38,984,115)
Decrease in net assets resulting from distributions to shareholders	(27,341,698)	(43,301,645)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,937,960	105,484,636
NET ASSETS
Total increase in net assets	392,219,371	659,199,030
Beginning of period	3,538,267,204	2,879,068,174
End of period	$3,930,486,575	$3,538,267,204

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$14.92	$13.54	$12.89	$14.91	$10.75	$10.98
Net investment income(a)	0.12	0.21	0.20	0.18	0.15	0.19
Net realized and unrealized gain (loss)	1.28	1.59	0.88	(1.58)	4.35	0.02
Net increase (decrease) from investment operations	1.40	1.80	1.08	(1.40)	4.50	0.21
Distributions(b)
From net investment income	(0.14)	(0.21)	(0.20)	(0.17)	(0.15)	(0.17)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.87)	(0.42)	(0.43)	(0.62)	(0.34)	(0.44)
Net asset value, end of period	$15.45	$14.92	$13.54	$12.89	$14.91	$10.75
Total Return(c)
Based on net asset value	9.33%(d)	13.63%	8.72%	(9.76)%	42.43%	1.96%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.09%	0.10%	0.09%	0.09%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.10%(f)	0.09%	0.09%	0.09%	0.09%	0.10%
Net investment income	1.58%(f)	1.55%	1.59%	1.28%	1.18%	1.77%
Supplemental Data
Net assets, end of period (000)	$196,216	$216,980	$178,582	$216,281	$195,340	$170,550
Portfolio turnover rate	5%	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2020, the expense ratio would have been 0.09%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$14.85	$13.48	$12.84	$14.85	$10.71	$10.93
Net investment income(a)	0.10	0.18	0.16	0.14	0.11	0.15
Net realized and unrealized gain (loss)	1.28	1.58	0.88	(1.56)	4.34	0.04
Net increase (decrease) from investment operations	1.38	1.76	1.04	(1.42)	4.45	0.19
Distributions(b)
From net investment income	(0.12)	(0.18)	(0.17)	(0.14)	(0.12)	(0.14)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.85)	(0.39)	(0.40)	(0.59)	(0.31)	(0.41)
Net asset value, end of period	$15.38	$14.85	$13.48	$12.84	$14.85	$10.71
Total Return(c)
Based on net asset value	9.24%(d)	13.31%	8.39%	(9.98)%	42.05%	1.80%
Ratios to Average Net Assets(e)
Total expenses(f)	0.36%(g)	0.36%	0.37%	0.36%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.36%	0.37%	0.36%	0.36%	0.35%
Net investment income	1.31%(g)	1.30%	1.29%	1.03%	0.87%	1.48%
Supplemental Data
Net assets, end of period (000)	$175,816	$166,161	$151,708	$131,260	$136,579	$93,113
Portfolio turnover rate	5%	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.36%	0.36%	0.35%

(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$14.95	$13.57	$12.92	$14.94	$10.77	$11.00
Net investment income(a)	0.13	0.22	0.20	0.19	0.15	0.18
Net realized and unrealized gain (loss)	1.28	1.59	0.89	(1.58)	4.37	0.03
Net increase (decrease) from investment operations	1.41	1.81	1.09	(1.39)	4.52	0.21
Distributions(b)
From net investment income	(0.14)	(0.22)	(0.21)	(0.18)	(0.16)	(0.17)
From net realized gain	(0.73)	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.87)	(0.43)	(0.44)	(0.63)	(0.35)	(0.44)
Net asset value, end of period	$15.49	$14.95	$13.57	$12.92	$14.94	$10.77
Total Return(c)
Based on net asset value	9.41%(d)	13.66%	8.75%	(9.70)%	42.50%	2.00%
Ratios to Average Net Assets(e)
Total expenses(f)	0.04%(g)	0.04%	0.05%	0.05%	0.06%	0.08%
Total expenses after fees waived and/or reimbursed	0.04%(g)	0.04%	0.05%	0.05%	0.06%	0.07%
Net investment income	1.62%(g)	1.61%	1.62%	1.34%	1.18%	1.73%
Supplemental Data
Net assets, end of period (000)	$1,737,418	$1,613,191	$1,388,660	$1,340,100	$1,396,125	$937,493
Portfolio turnover rate	5%	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.05%	0.05%	0.07%

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$16.79	$15.08	$14.63	$17.32	$12.17	$12.72
Net investment income(a)	0.13	0.21	0.22	0.21	0.16	0.13
Net realized and unrealized gain (loss)	0.78	1.71	0.88	(2.08)	5.66	(0.35)
Net increase (decrease) from investment operations	0.91	1.92	1.10	(1.87)	5.82	(0.22)
Distributions(b)
From net investment income	(0.16)	(0.21)	(0.23)	(0.19)	(0.18)	(0.16)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.28)	(0.21)	(0.65)	(0.82)	(0.67)	(0.33)
Net asset value, end of period	$17.42	$16.79	$15.08	$14.63	$17.32	$12.17
Total Return(c)
Based on net asset value	5.40%(d)	12.90%	8.02%	(11.32)%	48.81%	(1.68)%
Ratios to Average Net Assets(e)
Total expenses(f)	0.12%(g)	0.14%	0.13%	0.14%	0.16%	0.21%
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.49%(g)	1.42%	1.59%	1.29%	1.02%	1.14%
Supplemental Data
Net assets, end of period (000)	$167,852	$165,272	$141,351	$156,524	$161,409	$58,680
Portfolio turnover rate	12%	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.14%	N/A	0.21%

(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$16.75	$15.05	$14.60	$17.29	$12.15	$12.70
Net investment income(a)	0.11	0.17	0.18	0.17	0.13	0.13
Net realized and unrealized gain (loss)	0.77	1.70	0.89	(2.08)	5.65	(0.37)
Net increase (decrease) from investment operations	0.88	1.87	1.07	(1.91)	5.78	(0.24)
Distributions(b)
From net investment income	(0.13)	(0.17)	(0.20)	(0.15)	(0.15)	(0.14)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.25)	(0.17)	(0.62)	(0.78)	(0.64)	(0.31)
Net asset value, end of period	$17.38	$16.75	$15.05	$14.60	$17.29	$12.15
Total Return(c)
Based on net asset value	5.28%(d)	12.57%	7.76%	(11.56)%	48.49%	(1.90)%
Ratios to Average Net Assets(e)
Total expenses	0.39%(f)	0.41%	0.41%	0.39%	0.38%	0.44%(g)
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.38%	0.37%	0.36%	0.34%	0.35%
Net investment income	1.23%(f)	1.16%	1.33%	1.06%	0.83%	1.13%
Supplemental Data
Net assets, end of period (000)	$105,540	$104,303	$100,293	$100,734	$101,139	$55,522
Portfolio turnover rate	12%	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended January 31, 2025, the expense ratio would have been 0.44%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$16.79	$15.08	$14.63	$17.32	$12.17	$12.72
Net investment income(a)	0.13	0.22	0.22	0.21	0.18	0.19
Net realized and unrealized gain (loss)	0.78	1.71	0.89	(2.07)	5.65	(0.40)
Net increase (decrease) from investment operations	0.91	1.93	1.11	(1.86)	5.83	(0.21)
Distributions(b)
From net investment income	(0.16)	(0.22)	(0.24)	(0.20)	(0.19)	(0.17)
From net realized gain	(0.12)	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.28)	(0.22)	(0.66)	(0.83)	(0.68)	(0.34)
Net asset value, end of period	$17.42	$16.79	$15.08	$14.63	$17.32	$12.17
Total Return(c)
Based on net asset value	5.42%(d)	12.95%	8.07%	(11.28)%	48.88%	(1.64)%
Ratios to Average Net Assets(e)
Total expenses	0.08%(f)	0.10%	0.09%	0.10%	0.11%	0.16%(g)
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.08%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.51%(f)	1.49%	1.60%	1.34%	1.15%	1.55%
Supplemental Data
Net assets, end of period (000)	$577,501	$330,248	$299,925	$212,591	$213,734	$142,813
Portfolio turnover rate	12%	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended January 31, 2025, the expense ratio would have been 0.16%.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$25.26	$21.15	$19.07	$20.96	$15.31	$14.13
Net investment income(a)	0.17	0.32	0.30	0.27	0.24	0.25
Net realized and unrealized gain (loss)	2.45	4.11	2.07	(1.79)	5.65	1.24
Net increase (decrease) from investment operations	2.62	4.43	2.37	(1.52)	5.89	1.49
Distributions(b)
From net investment income	(0.19)	(0.32)	(0.29)	(0.27)	(0.23)	(0.27)
From net realized gain	—	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.19)	(0.32)	(0.29)	(0.37)	(0.24)	(0.31)
Net asset value, end of period	$27.69	$25.26	$21.15	$19.07	$20.96	$15.31
Total Return(c)
Based on net asset value	10.40%(d)	21.13%	12.65%	(7.37)%	38.73%	10.79%
Ratios to Average Net Assets(e)
Total expenses(f)	0.06%(g)	0.07%	0.07%	0.08%	0.08%	0.09%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.07%	0.07%	0.08%	0.08%	0.08%
Net investment income	1.29%(g)	1.41%	1.59%	1.32%	1.32%	1.79%
Supplemental Data
Net assets, end of period (000)	$180,120	$148,779	$112,188	$132,762	$155,378	$84,117
Portfolio turnover rate	3%	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.08%	0.08%	0.09%

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$25.22	$21.12	$19.05	$20.93	$15.29	$14.11
Net investment income(a)	0.14	0.26	0.25	0.22	0.20	0.22
Net realized and unrealized gain (loss)	2.44	4.10	2.06	(1.78)	5.64	1.24
Net increase (decrease) from investment operations	2.58	4.36	2.31	(1.56)	5.84	1.46
Distributions(b)
From net investment income	(0.16)	(0.26)	(0.24)	(0.22)	(0.19)	(0.24)
From net realized gain	—	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.16)	(0.26)	(0.24)	(0.32)	(0.20)	(0.28)
Net asset value, end of period	$27.64	$25.22	$21.12	$19.05	$20.93	$15.29
Total Return(c)
Based on net asset value	10.24%(d)	20.80%	12.32%	(7.54)%	38.42%	10.56%
Ratios to Average Net Assets(e)
Total expenses(f)	0.33%(g)	0.34%	0.35%	0.32%	0.30%	0.31%
Total expenses after fees waived and/or reimbursed	0.33%(g)	0.33%	0.33%	0.31%	0.30%	0.30%
Net investment income	1.03%(g)	1.15%	1.32%	1.09%	1.11%	1.56%
Supplemental Data
Net assets, end of period (000)	$290,249	$256,142	$196,798	$176,683	$166,601	$114,362
Portfolio turnover rate	3%	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.32%	0.30%	0.31%

(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$25.26	$21.15	$19.07	$20.96	$15.31	$14.13
Net investment income(a)	0.18	0.32	0.31	0.28	0.25	0.26
Net realized and unrealized gain (loss)	2.45	4.12	2.07	(1.79)	5.64	1.24
Net increase (decrease) from investment operations	2.63	4.44	2.38	(1.51)	5.89	1.50
Distributions(b)
From net investment income	(0.20)	(0.33)	(0.30)	(0.28)	(0.23)	(0.28)
From net realized gain	—	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.20)	(0.33)	(0.30)	(0.38)	(0.24)	(0.32)
Net asset value, end of period	$27.69	$25.26	$21.15	$19.07	$20.96	$15.31
Total Return(c)
Based on net asset value	10.42%(d)	21.18%	12.70%	(7.32)%	38.79%	10.84%
Ratios to Average Net Assets(e)
Total expenses(f)	0.02%(g)	0.03%	0.02%	0.03%	0.03%	0.04%
Total expenses after fees waived and/or reimbursed	0.02%(g)	0.03%	0.02%	0.03%	0.03%	0.03%
Net investment income	1.34%(g)	1.45%	1.63%	1.36%	1.35%	1.84%
Supplemental Data
Net assets, end of period (000)	$3,460,118	$3,133,346	$2,570,083	$2,215,506	$2,037,797	$1,043,568
Portfolio turnover rate	3%	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	N/A	0.03%	0.03%	0.04%

(g)	Annualized.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Mid-Cap Index
Barclays Capital, Inc.	$ 2,238,010	$ (2,238,010)	$ —	$ —
BMO Capital Markets Corp.	15,591	(15,591)	—	—
BNP Paribas SA	3,375,375	(3,375,375)	—	—
BofA Securities, Inc.	7,827,164	(7,827,164)	—	—
Citigroup Global Markets, Inc.	4,054,180	(4,054,180)	—	—
HSBC Bank PLC	4,594,627	(4,594,627)	—	—
Morgan Stanley	9,084,454	(9,084,454)	—	—
National Financial Services LLC	5,869,497	(5,869,497)	—	—
State Street Bank & Trust Co.	38,218	(38,218)	—	—
UBS AG	8,020,252	(8,020,252)	—	—
Virtu Americas LLC	4,210,725	(4,210,725)	—	—
Wells Fargo Bank N.A.	599,080	(599,080)	—	—
Wells Fargo Securities LLC	191,982	(191,982)	—	—
	$ 50,119,155	$ (50,119,155)	$ —	$ —
Small/Mid-Cap Index
BNP Paribas SA	$ 4,251,158	$ (4,251,158)	$ —	$ —
BofA Securities, Inc.	3,490,872	(3,490,872)	—	—
Citadel Clearing LLC	8,008	(8,008)	—	—
Citigroup Global Markets, Inc.	9,130,600	(9,130,600)	—	—
Goldman Sachs & Co. LLC	6,672,884	(6,672,884)	—	—
HSBC Bank PLC	306,861	(306,861)	—	—
J.P. Morgan Securities LLC	4,513,515	(4,513,515)	—	—
Jefferies LLC	179,927	(179,927)	—	—
Morgan Stanley	15,563,510	(15,563,510)	—	—
National Financial Services LLC	3,428,545	(3,428,545)	—	—
Pershing LLC	8,067	(8,067)	—	—
RBC Capital Markets LLC	360	(360)	—	—
Scotia Capital (USA), Inc.	149,153	(149,153)	—	—
SG Americas Securities LLC	63,113	(63,113)	—	—
State Street Bank & Trust Co.	1,761,636	(1,761,636)	—	—
Toronto-Dominion Bank	27,816	(27,816)	—	—
UBS AG	1,774,624	(1,774,624)	—	—
UBS Securities LLC	652,293	(652,293)	—	—
Virtu Americas LLC	636,909	(636,909)	—	—
Wells Fargo Bank N.A.	2,604,497	(2,604,497)	—	—
Wells Fargo Securities LLC	1,240,042	(1,240,042)	—	—
	$ 56,464,390	$ (56,464,390)	$ —	$ —
Total U.S. Stock Market Index
BNP Paribas SA	$ 4,790,152	$ (4,790,152)	$ —	$ —
BofA Securities, Inc.	3,416,869	(3,416,869)	—	—
Citadel Clearing LLC	106,414	(106,414)	—	—
Citigroup Global Markets, Inc.	5,823,839	(5,823,839)	—	—
Goldman Sachs & Co. LLC	5,369,685	(5,369,685)	—	—
HSBC Bank PLC	851,769	(851,769)	—	—
J.P. Morgan Securities LLC	6,692,497	(6,692,497)	—	—
Jefferies LLC	1,632,044	(1,632,044)	—	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Total U.S. Stock Market Index (continued)
Morgan Stanley	$ 7,627,701	$ (7,627,701)	$ —	$ —
National Financial Services LLC	1,282,174	(1,282,174)	—	—
RBC Capital Markets LLC	137,982	(137,982)	—	—
Scotia Capital (USA), Inc.	78,146	(78,146)	—	—
SG Americas Securities LLC	538,022	(538,022)	—	—
State Street Bank & Trust Co.	837,377	(837,377)	—	—
Toronto-Dominion Bank	2,142	(2,142)	—	—
UBS AG	961,279	(961,279)	—	—
UBS Securities LLC	432,925	(432,925)	—	—
Virtu Americas LLC	436,381	(436,381)	—	—
Wells Fargo Bank N.A.	1,761,858	(1,761,858)	—	—
Wells Fargo Securities LLC	489,732	(489,732)	—	—
	$ 43,268,988	$ (43,268,988)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
Mid-Cap Index	$ 218,621
Small/Mid-Cap Index	132,048
Total U.S. Stock Market Index	357,987
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended January 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 487	$ 4,006	$ 4,116	$ 8,609
Small/Mid-Cap Index	215	3,443	2,087	5,745
Total U.S. Stock Market Index	381	7,033	4,434	11,848
For the six months ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 59,854	$ 63,400	$ 59,857	$ 183,111
Small/Mid-Cap Index	39,177	36,176	21,845	97,198
Total U.S. Stock Market Index	32,471	90,032	38,829	161,332
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 3,233
Small/Mid-Cap Index	1,120
Total U.S. Stock Market Index	6,458
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 1,588
Small/Mid-Cap Index	1,187
Total U.S. Stock Market Index	1,320
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended January 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 9,687
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended January 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$ 106	$ 7,482	$ 12,556	$ 20,144
Total U.S. Stock Market Index	—	8,610	—	8,610
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Index	$ 43,930
Small/Mid-Cap Index	53,176
Total U.S. Stock Market Index	42,220

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.  The Funds  reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$4,105,161	$6,831,066	$172,859
Small/Mid-Cap Index	25,568,334	2,915,470	(204,216)
Total U.S. Stock Market Index	36,123,878	14,883,736	(223,872)
7.
 PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Index	$ 92,678,662	$ 143,714,144
Small/Mid-Cap Index	301,954,438	82,213,871
Total U.S. Stock Market Index	179,556,357	110,536,354
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Total U.S. Stock Market Index	$ (25,300,547)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$ 1,396,758,343	$ 897,933,461	$ (133,075,763)	$ 764,857,698
Small/Mid-Cap Index	748,332,736	224,789,673	(64,481,365)	160,308,308
Total U.S. Stock Market Index	2,127,879,543	1,978,571,847	(134,596,533)	1,843,975,314
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended January 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	1,474,500	$ 22,647,174	6,984,603	$ 93,077,137
Shares issued in reinvestment of distributions	672,853	10,454,838	416,330	5,655,238
Shares redeemed	(3,991,311)	(60,056,530)	(6,044,492)	(83,079,550)
	(1,843,958)	$ (26,954,518)	1,356,441	$ 15,652,825
Investor A
Shares sold	1,450,880	$ 22,235,151	3,154,485	$ 42,944,611
Shares issued in reinvestment of distributions	609,540	9,429,603	311,079	4,203,626
Shares redeemed	(1,814,539)	(27,732,957)	(3,530,372)	(47,856,859)
	245,881	$ 3,931,797	(64,808)	$ (708,622)
Class K
Shares sold	14,201,091	$ 220,516,712	32,876,367	$ 447,160,830
Shares issued in reinvestment of distributions	5,995,396	93,395,142	3,286,800	44,735,942
Shares redeemed	(15,900,843)	(245,396,129)	(30,606,013)	(417,235,376)
	4,295,644	$ 68,515,725	5,557,154	$ 74,661,396
	2,697,567	$ 45,493,004	6,848,787	$ 89,605,599

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	855,475	$ 14,617,147	2,572,052	$ 37,181,241
Shares issued in reinvestment of distributions	148,460	2,601,953	142,345	2,123,188
Shares redeemed	(1,212,464)	(20,564,585)	(2,244,489)	(33,667,757)
	(208,529)	$ (3,345,485)	469,908	$ 5,636,672
Investor A
Shares sold	501,760	$ 8,497,921	1,212,692	$ 18,366,418
Shares issued in reinvestment of distributions	88,655	1,553,620	73,008	1,084,629
Shares redeemed	(744,474)	(12,805,414)	(1,725,039)	(25,729,085)
	(154,059)	$ (2,753,873)	(439,339)	$ (6,278,038)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index (continued)
Class K
Shares sold	16,127,979	$ 280,715,054	9,628,410	$ 143,143,158
Shares issued in reinvestment of distributions	464,590	8,168,607	304,095	4,529,350
Shares redeemed	(3,109,143)	(53,353,789)	(10,151,919)	(154,640,083)
	13,483,426	$ 235,529,872	(219,414)	$ (6,967,575)
	13,120,838	$ 229,430,514	(188,845)	$ (7,608,941)

	Six Months Ended 01/31/25		Year Ended 07/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	1,029,924	$ 27,243,000	1,479,691	$ 32,743,856
Shares issued in reinvestment of distributions	44,836	1,215,533	79,382	1,780,952
Shares redeemed	(458,541)	(12,246,413)	(973,335)	(21,678,520)
	616,219	$ 16,212,120	585,738	$ 12,846,288
Investor A
Shares sold	1,521,261	$ 39,423,759	2,574,897	$ 57,788,321
Shares issued in reinvestment of distributions	63,505	1,719,911	113,739	2,535,815
Shares redeemed	(1,239,439)	(33,354,925)	(1,850,583)	(42,086,831)
	345,327	$ 7,788,745	838,053	$ 18,237,305
Class K
Shares sold	10,886,139	$ 288,947,850	31,508,191	$ 729,429,424
Shares issued in reinvestment of distributions	892,481	24,187,894	1,733,924	38,735,535
Shares redeemed	(10,838,735)	(287,198,649)	(30,710,312)	(693,763,916)
	939,885	$ 25,937,095	2,531,803	$ 74,401,043
	1,901,431	$ 49,937,960	3,955,594	$ 105,484,636
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending Program was discontinued.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 24, 2025